UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03010

Fidelity Advisor Series VII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Global Real Estate Fund Fidelity Advisor® Global Real Estate Fund Class I : FWRIX

This annual shareholder report contains information about Fidelity Advisor® Global Real Estate Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 99	0.95%
What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, an underweight in Asia Pacific ex Japan - primarily Hong Kong - along with security selection in Japan, contributed to the fund's performance versus the FTSE® EPRASM/NAREIT® Developed Index for the fiscal year.
•By industry, security selection was the primary contributor, especially among diversified real estate activities stocks. Favorable picks in health care also boosted the fund's relative performance. Investment choices and an underweight in the diversified real estate segment helped as well.
•The top individual relative contributor was an overweight in Mitsui Fudosan (+57%). The company was one of the fund's biggest holdings. Outsized exposure to Mitsubishi Estate (+42%) was another plus. Not owning Wharf Real Estate Investment, an index component that returned -52%, also helped.
•In contrast, from a regional standpoint, stock picks in the U.K. and U.S. detracted from the fund's performance versus the real estate index.
•The biggest relative detractors were stock picks and an overweight in the single-family residential industry. Subpar investment choices and outsized exposure to industrial and multi-family residential stocks also were detrimental to performance.
•Not owning Simon Property Group, an index component that gained about 30%, was the largest individual relative detractor. An overweight stake in UOL Group (-22%) pressured performance as well. This period we decreased our stake in the company. Outsized exposure to Mitsui Fudosan Logistics Park (-18%) also hurt.
•Notable changes in positioning include decreased exposure to real estate stocks in Singapore and a higher allocation to the U.K. By industry, meaningful allocation shifts include increased exposure to the self storage industry and a reduction in hotel & resort holdings.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 11, 2016 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	9.22%	2.78%	3.49%
FTSE® EPRA℠/NAREIT® Developed Index	7.97%	1.38%	2.51%
MSCI ACWI (All Country World Index) Index	17.42%	11.43%	10.99%
A   From August 11, 2016

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$6,027,346
Number of Holdings	73
Total Advisory Fee	$39,394
Portfolio Turnover	32%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Residential REITs	19.8
Specialized REITs	19.1
Industrial REITs	18.3
Retail REITs	18.0
Real Estate Management & Development	11.9
Health Care REITs	7.1
Diversified REITs	2.8
Hotel & Resort REITs	1.3
Office REITs	0.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	9.1
Equinix Inc	5.2
Public Storage Operating Co	3.9
Ventas Inc	3.6
Digital Realty Trust Inc	3.0
Kimco Realty Corp	2.8
Grainger PLC	2.6
NNN REIT Inc	2.5
UDR Inc	2.4
Welltower Inc	2.4
37.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913537.100    2852-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Consumer Discretionary Fund Fidelity Advisor® Consumer Discretionary Fund Class Z : FIJZX

This annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.62%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by hotels, resorts & cruise lines. Stock picking in footwear also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Dick's Sporting Goods (+56%). The stock was among the fund's largest holdings, though we decreased our stake this period. The second-largest relative contributor was an overweight in Williams-Sonoma (+129%). Another notable relative contributor was an overweight in Deckers Outdoor (+67%), and we decreased our holdings in the company.
•In contrast, the biggest detractors from performance versus the sector index were stock picks and an overweight in automotive parts & equipment. Stock selection in consumer staples merchandise retail also hampered the fund's relative result.
•The largest individual relative detractor was an overweight in Aptiv (-37%). The company was one of our biggest holdings at period end. A stake in Dollar Tree returned approximately -34% and was a second notable relative detractor. This period we decreased our position in Dollar Tree. An overweight in Five Below (-62%) also detracted. This was a position we established this period.
•Notable changes in positioning include increased exposure to the other specialty retail industry and a lower allocation to footwear.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	13.99%	11.14%	10.10%
MSCI U.S. IMI Consumer Discretionary 25-50 Index	11.02%	13.56%	12.25%
S&P 500® Index	22.15%	15.00%	13.42%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$475,554,258
Number of Holdings	60
Total Advisory Fee	$2,742,271
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	25.9
Specialty Retail	23.6
Hotels, Restaurants & Leisure	18.7
Automobiles	12.5
Textiles, Apparel & Luxury Goods	8.0
Household Durables	5.7
Automobile Components	3.1
Consumer Staples Distribution & Retail	1.1
Building Products	0.8
Others	0.7

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	23.9
Tesla Inc	10.8
Home Depot Inc/The	5.0
Lowe's Cos Inc	4.8
TJX Cos Inc/The	3.8
Hilton Worldwide Holdings Inc	3.2
Dick's Sporting Goods Inc	2.4
McDonald's Corp	2.4
Booking Holdings Inc	2.1
Aptiv PLC	2.1
60.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913406.100    3291-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Global Real Estate Fund Fidelity Advisor® Global Real Estate Fund Class M : FWRTX

This annual shareholder report contains information about Fidelity Advisor® Global Real Estate Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 151	1.45%
What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, an underweight in Asia Pacific ex Japan - primarily Hong Kong - along with security selection in Japan, contributed to the fund's performance versus the FTSE® EPRASM/NAREIT® Developed Index for the fiscal year.
•By industry, security selection was the primary contributor, especially among diversified real estate activities stocks. Favorable picks in health care also boosted the fund's relative performance. Investment choices and an underweight in the diversified real estate segment helped as well.
•The top individual relative contributor was an overweight in Mitsui Fudosan (+57%). The company was one of the fund's biggest holdings. Outsized exposure to Mitsubishi Estate (+42%) was another plus. Not owning Wharf Real Estate Investment, an index component that returned -52%, also helped.
•In contrast, from a regional standpoint, stock picks in the U.K. and U.S. detracted from the fund's performance versus the real estate index.
•The biggest relative detractors were stock picks and an overweight in the single-family residential industry. Subpar investment choices and outsized exposure to industrial and multi-family residential stocks also were detrimental to performance.
•Not owning Simon Property Group, an index component that gained about 30%, was the largest individual relative detractor. An overweight stake in UOL Group (-22%) pressured performance as well. This period we decreased our stake in the company. Outsized exposure to Mitsui Fudosan Logistics Park (-18%) also hurt.
•Notable changes in positioning include decreased exposure to real estate stocks in Singapore and a higher allocation to the U.K. By industry, meaningful allocation shifts include increased exposure to the self storage industry and a reduction in hotel & resort holdings.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 11, 2016 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	4.76%	1.53%	2.51%
Class M (without 3.50% sales charge)	8.56%	2.26%	2.97%
FTSE® EPRA℠/NAREIT® Developed Index	7.97%	1.38%	2.51%
MSCI ACWI (All Country World Index) Index	17.42%	11.43%	10.99%
A   From August 11, 2016

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$6,027,346
Number of Holdings	73
Total Advisory Fee	$39,394
Portfolio Turnover	32%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Residential REITs	19.8
Specialized REITs	19.1
Industrial REITs	18.3
Retail REITs	18.0
Real Estate Management & Development	11.9
Health Care REITs	7.1
Diversified REITs	2.8
Hotel & Resort REITs	1.3
Office REITs	0.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	9.1
Equinix Inc	5.2
Public Storage Operating Co	3.9
Ventas Inc	3.6
Digital Realty Trust Inc	3.0
Kimco Realty Corp	2.8
Grainger PLC	2.6
NNN REIT Inc	2.5
UDR Inc	2.4
Welltower Inc	2.4
37.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913536.100    2851-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class I : FCLIX

This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 83	0.73%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by industrial machinery & supplies & components. Stock picks and an overweight in aerospace & defense also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Howmet Aerospace (+88%). The second-largest relative contributor was an overweight in General Electric (+88%), the fund's largest holding. Not owning United Parcel Service, an index component that returned roughly -27%, also contributed.
•In contrast, the primary detractor from performance versus the sector index was security selection in construction & engineering. The largest individual relative detractor was an overweight in Boeing (-20%), one of the fund's biggest holdings. A second notable relative detractor was an overweight in Knight-Swift Transportation (-9%). Another notable relative detractor was an overweight in Chart Industries (-12%).
•Notable changes in positioning include increased exposure to the trading companies & distributors industry and a lower allocation to environmental & facilities services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	26.97%	12.22%	10.57%
MSCI U.S. IMI Industrials 25-50 Index	18.81%	12.83%	11.57%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$582,010,248
Number of Holdings	51
Total Advisory Fee	$3,019,014
Portfolio Turnover	29%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	22.7
Machinery	20.2
Ground Transportation	13.1
Electrical Equipment	11.1
Building Products	10.2
Trading Companies & Distributors	5.6
Construction & Engineering	3.8
Air Freight & Logistics	3.6
Professional Services	3.2
Others	5.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
General Electric Co	6.3
Union Pacific Corp	4.9
Ingersoll Rand Inc	4.9
Howmet Aerospace Inc	4.7
Boeing Co	4.2
Parker-Hannifin Corp	4.1
Trane Technologies PLC	3.9
TransDigm Group Inc	3.7
FedEx Corp	3.4
Eaton Corp PLC	3.3
43.4

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913399.100    204-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Real Estate Fund Fidelity Advisor® Real Estate Fund Class C : FHECX

This annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 189	1.81%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection and industry positioning were the primary detractors from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially "other specialized" real estate investment trusts. Subpar picks and outsized exposure to the industrial and multi-family residential industries hurt as well.
•The biggest individual relative detractor this period was avoiding Iron Mountain, an index component that gained 73%. Similarly, not owning Simon Property Group, an index component that rose about 30%, proved detrimental to performance as well. An overweight stake in Americold Realty Trust (-4%) was another challenge, though we increased our investment in the stock this period.
•In contrast, the biggest contributor to performance versus the real estate index was stock selection among real estate services firms. Picks in health care also boosted the fund's relative performance. An undersized stake in timber REITs was another plus.
•The top individual relative contributor was an outsized stake in CBRE Group (+35%). The company was one of the fund's largest holdings. Avoiding shares of Realty Income, an index component that returned about -1%, aided performance as well. Not owning Weyerhaeuser, an index component that returned -4%, also proved advantageous.
•Notable changes in positioning include increased exposure to the retail industry and a lower allocation to other specialized REITs.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	8.30%	1.33%	3.68%
Class C	9.30%	1.33%	3.68%
MSCI US IMI Real Estate 25/50 Linked Index	10.73%	1.64%	4.72%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$237,005,518
Number of Holdings	35
Total Advisory Fee	$1,374,363
Portfolio Turnover	24%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	37.6
Industrial REITs	16.2
Residential REITs	14.2
Retail REITs	10.8
Health Care REITs	9.1
Real Estate Management & Development	7.7
Hotel & Resort REITs	2.5
Office REITs	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	9.6
Equinix Inc	7.8
Crown Castle Inc	7.5
CBRE Group Inc Class A	6.3
American Tower Corp	5.9
Ventas Inc	5.8
CubeSmart	5.4
Digital Realty Trust Inc	3.5
Welltower Inc	3.3
Mid-America Apartment Communities Inc	3.3
58.4

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913447.100    1130-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Technology Fund Fidelity Advisor® Technology Fund Class I : FATIX

This annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 79	0.70%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, industry positioning was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year, led by an overweight in the outperforming semiconductors group. An underweight in technology hardware, storage & peripherals also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in Nvidia (+150%), which was the biggest holding at period end even though we reduced our stake. The second-largest relative contributor was an underweight position in Apple (+13%). Still, Apple was one of the fund's largest holdings. Our larger-than-index stake in Splunk (+36%) also contributed. Splunk was not held at period end.
•In contrast, the biggest detractor from the fund's performance versus the sector index was stock picking in semiconductors. An overweight in the lagging internet services & infrastructure group also hampered the fund's relative result.
•The fund's largest individual relative detractor was an overweight in onsemi (-28%). We increased the size of the position in onsemi, and it was one of our largest holdings as of July 31. The fund's second-largest relative detractor this period was avoiding Broadcom, an index component that gained 82%. A non-index stake in GlobalFoundries (-20%) also notably hurt, but we increased our holdings this period.
•Notable changes in positioning include decreased exposure to the application software and internet services & infrastructure industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	27.42%	24.68%	21.28%
MSCI U.S. IMI Information Technology 25-50 Index	25.80%	22.25%	20.42%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$6,458,251,428
Number of Holdings	89
Total Advisory Fee	$31,726,651
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	41.8
Technology Hardware, Storage & Peripherals	20.7
Software	20.6
IT Services	4.4
Communications Equipment	2.5
Ground Transportation	2.2
Broadline Retail	1.5
Hotels, Restaurants & Leisure	0.6
Entertainment	0.5
Others	0.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	20.1
Apple Inc	19.2
Microsoft Corp	10.7
NXP Semiconductors NV	4.4
ON Semiconductor Corp	4.4
Marvell Technology Inc	3.9
Servicenow Inc	3.6
Okta Inc Class A	2.9
GlobalFoundries Inc	2.8
Cisco Systems Inc	2.5
74.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913414.100    202-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class C : FAFCX

This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 203	1.77%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by regional banks. Picks among reinsurance firms and insurance brokers also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Reinsurance Group of America (+64%), though we decreased our exposure to the stock this period. The company was among the fund's largest holdings. Avoiding shares of Visa, an index component that gained approximately 13%, helped as well. An outsized stake in Baldwin Insurance Group (+79%) was another plus.
•In contrast, the primary detractor from performance versus the sector index was stock selection in the property & casualty insurance industry. Subpar investment choices among life & health insurance and financial exchanges & data companies hurt as well.
•The biggest individual relative detractor this period was avoiding Progressive, an index component that rose 71%. Similarly, not owing KKR, an index component that increased approximately 110%, also proved detrimental to performance. An underweight stake in JPMorgan Chase (+38%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the investment banking & brokerage and diversified financial services industries.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	28.23%	11.62%	9.90%
Class C	29.23%	11.62%	9.90%
MSCI U.S. IMI Financials 5% Capped Linked Index	27.98%	11.35%	11.36%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$507,414,487
Number of Holdings	66
Total Advisory Fee	$2,566,292
Portfolio Turnover	44%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Banks	35.0
Capital Markets	21.1
Financial Services	20.7
Insurance	18.5
Consumer Finance	3.7
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	10.1
Wells Fargo & Co	6.4
Bank of America Corp	5.1
Citigroup Inc	3.1
Chubb Ltd	2.6
M&T Bank Corp	2.6
Morgan Stanley	2.5
Apollo Global Management Inc	2.4
Reinsurance Group of America Inc	2.3
Popular Inc	2.1
39.2

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Financial Services Fund to Fidelity Advisor Financials Fund during the reporting period.
The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913395.100    284-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Technology Fund Fidelity Advisor® Technology Fund Class Z : FIKHX

This annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 63	0.56%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, industry positioning was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year, led by an overweight in the outperforming semiconductors group. An underweight in technology hardware, storage & peripherals also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in Nvidia (+150%), which was the biggest holding at period end even though we reduced our stake. The second-largest relative contributor was an underweight position in Apple (+13%). Still, Apple was one of the fund's largest holdings. Our larger-than-index stake in Splunk (+36%) also contributed. Splunk was not held at period end.
•In contrast, the biggest detractor from the fund's performance versus the sector index was stock picking in semiconductors. An overweight in the lagging internet services & infrastructure group also hampered the fund's relative result.
•The fund's largest individual relative detractor was an overweight in onsemi (-28%). We increased the size of the position in onsemi, and it was one of our largest holdings as of July 31. The fund's second-largest relative detractor this period was avoiding Broadcom, an index component that gained 82%. A non-index stake in GlobalFoundries (-20%) also notably hurt, but we increased our holdings this period.
•Notable changes in positioning include decreased exposure to the application software and internet services & infrastructure industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	27.57%	24.83%	21.53%
MSCI U.S. IMI Information Technology 25-50 Index	25.80%	22.25%	20.45%
S&P 500® Index	22.15%	15.00%	13.42%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$6,458,251,428
Number of Holdings	89
Total Advisory Fee	$31,726,651
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	41.8
Technology Hardware, Storage & Peripherals	20.7
Software	20.6
IT Services	4.4
Communications Equipment	2.5
Ground Transportation	2.2
Broadline Retail	1.5
Hotels, Restaurants & Leisure	0.6
Entertainment	0.5
Others	0.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	20.1
Apple Inc	19.2
Microsoft Corp	10.7
NXP Semiconductors NV	4.4
ON Semiconductor Corp	4.4
Marvell Technology Inc	3.9
Servicenow Inc	3.6
Okta Inc Class A	2.9
GlobalFoundries Inc	2.8
Cisco Systems Inc	2.5
74.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913415.100    3297-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Real Estate Fund Fidelity Advisor® Real Estate Fund Class A : FHEAX

This annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 112	1.07%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection and industry positioning were the primary detractors from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially "other specialized" real estate investment trusts. Subpar picks and outsized exposure to the industrial and multi-family residential industries hurt as well.
•The biggest individual relative detractor this period was avoiding Iron Mountain, an index component that gained 73%. Similarly, not owning Simon Property Group, an index component that rose about 30%, proved detrimental to performance as well. An overweight stake in Americold Realty Trust (-4%) was another challenge, though we increased our investment in the stock this period.
•In contrast, the biggest contributor to performance versus the real estate index was stock selection among real estate services firms. Picks in health care also boosted the fund's relative performance. An undersized stake in timber REITs was another plus.
•The top individual relative contributor was an outsized stake in CBRE Group (+35%). The company was one of the fund's largest holdings. Avoiding shares of Realty Income, an index component that returned about -1%, aided performance as well. Not owning Weyerhaeuser, an index component that returned -4%, also proved advantageous.
•Notable changes in positioning include increased exposure to the retail industry and a lower allocation to other specialized REITs.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	3.76%	0.90%	3.72%
Class A (without 5.75% sales charge)	10.10%	2.10%	4.33%
MSCI US IMI Real Estate 25/50 Linked Index	10.73%	1.64%	4.72%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$237,005,518
Number of Holdings	35
Total Advisory Fee	$1,374,363
Portfolio Turnover	24%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	37.6
Industrial REITs	16.2
Residential REITs	14.2
Retail REITs	10.8
Health Care REITs	9.1
Real Estate Management & Development	7.7
Hotel & Resort REITs	2.5
Office REITs	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	9.6
Equinix Inc	7.8
Crown Castle Inc	7.5
CBRE Group Inc Class A	6.3
American Tower Corp	5.9
Ventas Inc	5.8
CubeSmart	5.4
Digital Realty Trust Inc	3.5
Welltower Inc	3.3
Mid-America Apartment Communities Inc	3.3
58.4

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913446.100    1128-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Global Real Estate Fund Fidelity Advisor® Global Real Estate Fund Class C : FWRCX

This annual shareholder report contains information about Fidelity Advisor® Global Real Estate Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 202	1.95%
What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, an underweight in Asia Pacific ex Japan - primarily Hong Kong - along with security selection in Japan, contributed to the fund's performance versus the FTSE® EPRASM/NAREIT® Developed Index for the fiscal year.
•By industry, security selection was the primary contributor, especially among diversified real estate activities stocks. Favorable picks in health care also boosted the fund's relative performance. Investment choices and an underweight in the diversified real estate segment helped as well.
•The top individual relative contributor was an overweight in Mitsui Fudosan (+57%). The company was one of the fund's biggest holdings. Outsized exposure to Mitsubishi Estate (+42%) was another plus. Not owning Wharf Real Estate Investment, an index component that returned -52%, also helped.
•In contrast, from a regional standpoint, stock picks in the U.K. and U.S. detracted from the fund's performance versus the real estate index.
•The biggest relative detractors were stock picks and an overweight in the single-family residential industry. Subpar investment choices and outsized exposure to industrial and multi-family residential stocks also were detrimental to performance.
•Not owning Simon Property Group, an index component that gained about 30%, was the largest individual relative detractor. An overweight stake in UOL Group (-22%) pressured performance as well. This period we decreased our stake in the company. Outsized exposure to Mitsui Fudosan Logistics Park (-18%) also hurt.
•Notable changes in positioning include decreased exposure to real estate stocks in Singapore and a higher allocation to the U.K. By industry, meaningful allocation shifts include increased exposure to the self storage industry and a reduction in hotel & resort holdings.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 11, 2016 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	7.06%	1.76%	2.47%
Class C	8.06%	1.76%	2.47%
FTSE® EPRA℠/NAREIT® Developed Index	7.97%	1.38%	2.51%
MSCI ACWI (All Country World Index) Index	17.42%	11.43%	10.99%
A   From August 11, 2016

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$6,027,346
Number of Holdings	73
Total Advisory Fee	$39,394
Portfolio Turnover	32%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Residential REITs	19.8
Specialized REITs	19.1
Industrial REITs	18.3
Retail REITs	18.0
Real Estate Management & Development	11.9
Health Care REITs	7.1
Diversified REITs	2.8
Hotel & Resort REITs	1.3
Office REITs	0.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	9.1
Equinix Inc	5.2
Public Storage Operating Co	3.9
Ventas Inc	3.6
Digital Realty Trust Inc	3.0
Kimco Realty Corp	2.8
Grainger PLC	2.6
NNN REIT Inc	2.5
UDR Inc	2.4
Welltower Inc	2.4
37.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913535.100    2850-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class C : FBTCX

This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 196	1.72%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, led by biotechnology.
•The top individual relative contributor this period was avoiding Biogen, an index component that returned -21%. A non-index stake in Fusion Pharmaceuticals gained 544% and was the second-largest relative contributor. Another notable relative contributor was an underweight in Gilead Sciences (+4%). The stock was one of our top holdings this period, but it was not held on July 31.
•In contrast, the biggest detractor from performance versus the industry index was stock picking in pharmaceuticals.
•The fund's non-index stake in Ventyx Biosciences returned approximately -93% and was the biggest individual relative detractor. The stock was not held at period end. A second notable relative detractor was an underweight in Amgen (+46%). This was an investment we established this period. The company was one of our largest holdings. Another notable relative detractor was an overweight in Acelyrin (-73%).
•Notable changes in positioning include a lower allocation to pharmaceuticals.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	27.15%	11.48%	8.89%
Class C	28.15%	11.48%	8.89%
MSCI U.S. IMI Biotechnology 25-50 Index	26.92%	13.98%	10.47%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,812,183,981
Number of Holdings	100
Total Advisory Fee	$9,501,787
Portfolio Turnover	73%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	92.6
Pharmaceuticals	5.7
Financial Services	0.2
Health Care Technology	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Abbvie Inc	18.3
Amgen Inc	9.4
Regeneron Pharmaceuticals Inc	7.0
Vertex Pharmaceuticals Inc	4.7
Alnylam Pharmaceuticals Inc	4.5
Argenx SE ADR	3.8
Ascendis Pharma A/S ADR	3.5
Vaxcyte Inc	2.6
Cytokinetics Inc	2.6
Viking Therapeutics Inc	2.3
58.7

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913425.100    114-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class M : FAFSX

This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 146	1.27%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by regional banks. Picks among reinsurance firms and insurance brokers also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Reinsurance Group of America (+64%), though we decreased our exposure to the stock this period. The company was among the fund's largest holdings. Avoiding shares of Visa, an index component that gained approximately 13%, helped as well. An outsized stake in Baldwin Insurance Group (+79%) was another plus.
•In contrast, the primary detractor from performance versus the sector index was stock selection in the property & casualty insurance industry. Subpar investment choices among life & health insurance and financial exchanges & data companies hurt as well.
•The biggest individual relative detractor this period was avoiding Progressive, an index component that rose 71%. Similarly, not owing KKR, an index component that increased approximately 110%, also proved detrimental to performance. An underweight stake in JPMorgan Chase (+38%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the investment banking & brokerage and diversified financial services industries.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	25.36%	11.39%	9.88%
Class M (without 3.50% sales charge)	29.90%	12.19%	10.28%
MSCI U.S. IMI Financials 5% Capped Linked Index	27.98%	11.35%	11.36%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$507,414,487
Number of Holdings	66
Total Advisory Fee	$2,566,292
Portfolio Turnover	44%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Banks	35.0
Capital Markets	21.1
Financial Services	20.7
Insurance	18.5
Consumer Finance	3.7
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	10.1
Wells Fargo & Co	6.4
Bank of America Corp	5.1
Citigroup Inc	3.1
Chubb Ltd	2.6
M&T Bank Corp	2.6
Morgan Stanley	2.5
Apollo Global Management Inc	2.4
Reinsurance Group of America Inc	2.3
Popular Inc	2.1
39.2

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Financial Services Fund to Fidelity Advisor Financials Fund during the reporting period.
The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913393.100    193-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class I : FFSIX

This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 86	0.75%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by regional banks. Picks among reinsurance firms and insurance brokers also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Reinsurance Group of America (+64%), though we decreased our exposure to the stock this period. The company was among the fund's largest holdings. Avoiding shares of Visa, an index component that gained approximately 13%, helped as well. An outsized stake in Baldwin Insurance Group (+79%) was another plus.
•In contrast, the primary detractor from performance versus the sector index was stock selection in the property & casualty insurance industry. Subpar investment choices among life & health insurance and financial exchanges & data companies hurt as well.
•The biggest individual relative detractor this period was avoiding Progressive, an index component that rose 71%. Similarly, not owing KKR, an index component that increased approximately 110%, also proved detrimental to performance. An underweight stake in JPMorgan Chase (+38%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the investment banking & brokerage and diversified financial services industries.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	30.52%	12.78%	10.88%
MSCI U.S. IMI Financials 5% Capped Linked Index	27.98%	11.35%	11.36%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$507,414,487
Number of Holdings	66
Total Advisory Fee	$2,566,292
Portfolio Turnover	44%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Banks	35.0
Capital Markets	21.1
Financial Services	20.7
Insurance	18.5
Consumer Finance	3.7
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	10.1
Wells Fargo & Co	6.4
Bank of America Corp	5.1
Citigroup Inc	3.1
Chubb Ltd	2.6
M&T Bank Corp	2.6
Morgan Stanley	2.5
Apollo Global Management Inc	2.4
Reinsurance Group of America Inc	2.3
Popular Inc	2.1
39.2

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Financial Services Fund to Fidelity Advisor Financials Fund during the reporting period.
The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913394.100    273-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Energy Fund Fidelity Advisor® Energy Fund Class M : FAGNX

This annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.24%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas exploration & production. Stock picks in integrated oil & gas and independent power producers & energy traders also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in TechnipFMC (+62%). We pared our stake in TechnipFMC. The second-largest relative contributor was an underweight in Chevron (+2%). The stock was one of the fund's largest holdings even though we reduced the position this period. Another notable relative contributor was our non-index stake in Vistra (+186%).
•In contrast, the biggest detractors from performance versus the sector index were security selection and an underweight in oil & gas storage & transportation. Also hurting our relative result were overweights in oil & gas drilling and oil & gas equipment & services.
•Not owning Targa Resources, an index component that gained 69%, was the fund's biggest individual relative detractor. Not owning Williams Companies, an index component that gained 31%, was the fund's second-largest relative detractor. Another notable relative detractor this period was avoiding ONEOK, an index component that gained about 30%.
•Notable changes in positioning include increased exposure to the oil & gas drilling industry and a lower allocation to oil & gas exploration & production.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	7.25%	13.33%	2.01%
Class M (without 3.50% sales charge)	11.14%	14.14%	2.37%
MSCI U.S. IMI Energy 25-50 Index	10.33%	14.09%	3.10%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,311,457,602
Number of Holdings	43
Total Advisory Fee	$7,393,032
Portfolio Turnover	31%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	81.1
Energy Equipment & Services	16.3
Independent Power and Renewable Electricity Producers	1.4
Machinery	1.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.8
Cenovus Energy Inc	6.2
Schlumberger NV	5.4
Chevron Corp	4.8
Marathon Petroleum Corp	4.8
Canadian Natural Resources Ltd	4.5
Valero Energy Corp	3.9
Cheniere Energy Inc	3.9
Occidental Petroleum Corp	3.8
Hess Corp	3.4
65.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913417.100    226-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Energy Fund Fidelity Advisor® Energy Fund Class A : FANAX

This annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 105	0.99%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas exploration & production. Stock picks in integrated oil & gas and independent power producers & energy traders also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in TechnipFMC (+62%). We pared our stake in TechnipFMC. The second-largest relative contributor was an underweight in Chevron (+2%). The stock was one of the fund's largest holdings even though we reduced the position this period. Another notable relative contributor was our non-index stake in Vistra (+186%).
•In contrast, the biggest detractors from performance versus the sector index were security selection and an underweight in oil & gas storage & transportation. Also hurting our relative result were overweights in oil & gas drilling and oil & gas equipment & services.
•Not owning Targa Resources, an index component that gained 69%, was the fund's biggest individual relative detractor. Not owning Williams Companies, an index component that gained 31%, was the fund's second-largest relative detractor. Another notable relative detractor this period was avoiding ONEOK, an index component that gained about 30%.
•Notable changes in positioning include increased exposure to the oil & gas drilling industry and a lower allocation to oil & gas exploration & production.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	5.03%	13.08%	2.03%
Class A (without 5.75% sales charge)	11.44%	14.43%	2.64%
MSCI U.S. IMI Energy 25-50 Index	10.33%	14.09%	3.10%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,311,457,602
Number of Holdings	43
Total Advisory Fee	$7,393,032
Portfolio Turnover	31%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	81.1
Energy Equipment & Services	16.3
Independent Power and Renewable Electricity Producers	1.4
Machinery	1.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.8
Cenovus Energy Inc	6.2
Schlumberger NV	5.4
Chevron Corp	4.8
Marathon Petroleum Corp	4.8
Canadian Natural Resources Ltd	4.5
Valero Energy Corp	3.9
Cheniere Energy Inc	3.9
Occidental Petroleum Corp	3.8
Hess Corp	3.4
65.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913418.100    247-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class A : FAFDX

This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 118	1.03%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by regional banks. Picks among reinsurance firms and insurance brokers also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Reinsurance Group of America (+64%), though we decreased our exposure to the stock this period. The company was among the fund's largest holdings. Avoiding shares of Visa, an index component that gained approximately 13%, helped as well. An outsized stake in Baldwin Insurance Group (+79%) was another plus.
•In contrast, the primary detractor from performance versus the sector index was stock selection in the property & casualty insurance industry. Subpar investment choices among life & health insurance and financial exchanges & data companies hurt as well.
•The biggest individual relative detractor this period was avoiding Progressive, an index component that rose 71%. Similarly, not owing KKR, an index component that increased approximately 110%, also proved detrimental to performance. An underweight stake in JPMorgan Chase (+38%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the investment banking & brokerage and diversified financial services industries.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	22.69%	11.14%	9.91%
Class A (without 5.75% sales charge)	30.18%	12.46%	10.56%
MSCI U.S. IMI Financials 5% Capped Linked Index	27.98%	11.35%	11.36%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$507,414,487
Number of Holdings	66
Total Advisory Fee	$2,566,292
Portfolio Turnover	44%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Banks	35.0
Capital Markets	21.1
Financial Services	20.7
Insurance	18.5
Consumer Finance	3.7
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	10.1
Wells Fargo & Co	6.4
Bank of America Corp	5.1
Citigroup Inc	3.1
Chubb Ltd	2.6
M&T Bank Corp	2.6
Morgan Stanley	2.5
Apollo Global Management Inc	2.4
Reinsurance Group of America Inc	2.3
Popular Inc	2.1
39.2

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Financial Services Fund to Fidelity Advisor Financials Fund during the reporting period.
The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913392.100    183-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class C : FELCX

This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 204	1.71%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, especially within semiconductors. Also hurting our result were picks in technology hardware, storage & peripherals. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an overweight in onsemi (-28%). This period we increased our stake in onsemi, and it was among our largest holdings. The fund's second-largest relative detractor was our non-index stake in GlobalFoundries (-20%). This period we increased our stake in GlobalFoundries, and it was among the fund's biggest holdings. An underweight in Broadcom (+82%) also detracted. The company was among the fund's largest holdings.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in the semiconductor materials & equipment group.
•The fund's top individual relative contributor this period was avoiding Intel, an index component that returned -13%. The second-largest relative contributor was an underweight in Texas Instruments (+18%). This period we decreased our position in Texas Instruments. Not owning SolarEdge Technologies, an index component that returned -88%, was another notable relative contributor.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	37.46%	32.74%	25.76%
Class C	38.46%	32.74%	25.76%
MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index	49.12%	35.15%	26.86%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$2,698,217,311
Number of Holdings	45
Total Advisory Fee	$11,387,050
Portfolio Turnover	30%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	92.7
Technology Hardware, Storage & Peripherals	2.4
Electronic Equipment, Instruments & Components	0.1
Financial Services	0.0
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	25.8
ON Semiconductor Corp	7.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	6.1
NXP Semiconductors NV	5.6
Micron Technology Inc	5.4
ASML Holding NV depository receipt	5.0
GlobalFoundries Inc	4.8
Lam Research Corp	4.8
Broadcom Inc	4.3
Advanced Micro Devices Inc	3.8
72.9

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913441.100    119-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Utilities Fund Fidelity Advisor® Utilities Fund Class I : FUGIX

This annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 79	0.73%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, both security selection and market selection contributed to the fund's performance versus the MSCI US IMI Utilities 25/50 Index for the fiscal year, led by our stock picks in electric utilities. An overweight in independent power producers & energy traders also boosted the fund's relative performance, as did stock choices and an underweight in multi-utilities.
•The top individual relative contributor was an overweight in Vistra (+185%). This period we decreased our position in the stock, but the company was among the fund's biggest holdings at the end of the period. A second notable relative contributor was an overweight in Constellation Energy (+99%). Like Vistra, we decreased our position in Constellation Energy this period, but the stock remained among the fund's largest holdings. Another notable relative contributor was an underweight in Exelon (-8%), a stock was not held at period end.
•In contrast, the biggest detractors from performance versus the sector index were stock picking and an overweight in renewable electricity. Our picks in coal & consumable fuels and gas utilities also hurt. Lastly, the fund's position in cash was a notable detractor.
•The largest individual relative detractor was an overweight in NextEra Energy Partners (-48%), the yield company subsidiary of another fund holding, NextEra Energy. This period we increased our investment in the stock. Other notable relative detractors included underweights in Duke Energy (+22%) and DTE Energy (+9%). We exited our positions in both during the period.
•Notable changes in positioning include decreased exposure to water utilities and a higher allocation to multi-utilities.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	16.82%	9.31%	9.47%
MSCI U.S. IMI Utilities 25-50 Index	12.64%	7.02%	9.36%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$819,716,826
Number of Holdings	30
Total Advisory Fee	$4,138,318
Portfolio Turnover	84%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	63.0
Multi-Utilities	23.0
Independent Power and Renewable Electricity Producers	7.0
Gas Utilities	2.2
Oil, Gas & Consumable Fuels	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	12.7
Sempra	7.1
PG&E Corp	5.9
American Electric Power Co Inc	5.6
Edison International	5.4
Public Service Enterprise Group Inc	5.0
Eversource Energy	5.0
Constellation Energy Corp	5.0
Entergy Corp	4.8
FirstEnergy Corp	4.3
60.8

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913409.100    206-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class C : FHCCX

This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 175	1.70%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection and market selection were the primary detractors to the fund's performance versus the benchmark, led by health care services. Also hurting the fund's relative result was security selection in health care facilities and biotechnology.
•The largest individual relative detractor was an overweight in Penumbra (-45%), which was among our biggest holdings. It also hurt to overweight agilon health (-64%) and 10X Genomics (-67%). This period we decreased our position in agilon.
•In contrast, the biggest contributor to performance versus the sector index was security selection in pharmaceuticals. Stock picks in health care equipment also boosted relative performance.
•The top individual relative contributor was an overweight in Boston Scientific (+42%). The stock was the fund's largest holding, even though we decreased the fund's stake this period. It also helped to avoid index components Johnson & Johnson (-3%) and Pfizer (-10%).
•Notable changes in positioning include decreased exposure to the life sciences tools & services industry and a higher allocation to biotechnology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	4.90%	7.13%	8.45%
Class C	5.90%	7.13%	8.45%
MSCI U.S. IMI Health Care 25-50 Index	12.76%	11.45%	11.12%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$4,615,583,149
Number of Holdings	103
Total Advisory Fee	$27,914,465
Portfolio Turnover	37%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	24.4
Health Care Equipment & Supplies	23.5
Health Care Providers & Services	21.8
Pharmaceuticals	16.6
Life Sciences Tools & Services	10.9
Health Care Technology	2.0
Financial Services	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	9.6
Eli Lilly & Co	8.2
UnitedHealth Group Inc	7.8
Danaher Corp	6.4
Regeneron Pharmaceuticals Inc	4.4
Merck & Co Inc	3.9
Cigna Group/The	3.4
Penumbra Inc	3.1
Stryker Corp	2.4
Insulet Corp	2.2
51.4

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913390.100    285-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class Z : FIKEX

This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 69	0.61%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by industrial machinery & supplies & components. Stock picks and an overweight in aerospace & defense also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Howmet Aerospace (+88%). The second-largest relative contributor was an overweight in General Electric (+88%), the fund's largest holding. Not owning United Parcel Service, an index component that returned roughly -27%, also contributed.
•In contrast, the primary detractor from performance versus the sector index was security selection in construction & engineering. The largest individual relative detractor was an overweight in Boeing (-20%), one of the fund's biggest holdings. A second notable relative detractor was an overweight in Knight-Swift Transportation (-9%). Another notable relative detractor was an overweight in Chart Industries (-12%).
•Notable changes in positioning include increased exposure to the trading companies & distributors industry and a lower allocation to environmental & facilities services.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	27.12%	12.36%	10.14%
MSCI U.S. IMI Industrials 25-50 Index	18.81%	12.83%	10.97%
S&P 500® Index	22.15%	15.00%	13.42%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$582,010,248
Number of Holdings	51
Total Advisory Fee	$3,019,014
Portfolio Turnover	29%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	22.7
Machinery	20.2
Ground Transportation	13.1
Electrical Equipment	11.1
Building Products	10.2
Trading Companies & Distributors	5.6
Construction & Engineering	3.8
Air Freight & Logistics	3.6
Professional Services	3.2
Others	5.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
General Electric Co	6.3
Union Pacific Corp	4.9
Ingersoll Rand Inc	4.9
Howmet Aerospace Inc	4.7
Boeing Co	4.2
Parker-Hannifin Corp	4.1
Trane Technologies PLC	3.9
TransDigm Group Inc	3.7
FedEx Corp	3.4
Eaton Corp PLC	3.3
43.4

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913401.100    3295-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Global Real Estate Fund Fidelity Advisor® Global Real Estate Fund Class Z : FIKKX

This annual shareholder report contains information about Fidelity Advisor® Global Real Estate Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 83	0.80%
What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, an underweight in Asia Pacific ex Japan - primarily Hong Kong - along with security selection in Japan, contributed to the fund's performance versus the FTSE® EPRASM/NAREIT® Developed Index for the fiscal year.
•By industry, security selection was the primary contributor, especially among diversified real estate activities stocks. Favorable picks in health care also boosted the fund's relative performance. Investment choices and an underweight in the diversified real estate segment helped as well.
•The top individual relative contributor was an overweight in Mitsui Fudosan (+57%). The company was one of the fund's biggest holdings. Outsized exposure to Mitsubishi Estate (+42%) was another plus. Not owning Wharf Real Estate Investment, an index component that returned -52%, also helped.
•In contrast, from a regional standpoint, stock picks in the U.K. and U.S. detracted from the fund's performance versus the real estate index.
•The biggest relative detractors were stock picks and an overweight in the single-family residential industry. Subpar investment choices and outsized exposure to industrial and multi-family residential stocks also were detrimental to performance.
•Not owning Simon Property Group, an index component that gained about 30%, was the largest individual relative detractor. An overweight stake in UOL Group (-22%) pressured performance as well. This period we decreased our stake in the company. Outsized exposure to Mitsui Fudosan Logistics Park (-18%) also hurt.
•Notable changes in positioning include decreased exposure to real estate stocks in Singapore and a higher allocation to the U.K. By industry, meaningful allocation shifts include increased exposure to the self storage industry and a reduction in hotel & resort holdings.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	9.34%	2.94%	4.23%
FTSE® EPRA℠/NAREIT® Developed Index	7.97%	1.38%	2.95%
MSCI ACWI (All Country World Index) Index	17.42%	11.43%	10.14%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$6,027,346
Number of Holdings	73
Total Advisory Fee	$39,394
Portfolio Turnover	32%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Residential REITs	19.8
Specialized REITs	19.1
Industrial REITs	18.3
Retail REITs	18.0
Real Estate Management & Development	11.9
Health Care REITs	7.1
Diversified REITs	2.8
Hotel & Resort REITs	1.3
Office REITs	0.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	9.1
Equinix Inc	5.2
Public Storage Operating Co	3.9
Ventas Inc	3.6
Digital Realty Trust Inc	3.0
Kimco Realty Corp	2.8
Grainger PLC	2.6
NNN REIT Inc	2.5
UDR Inc	2.4
Welltower Inc	2.4
37.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913538.100    3300-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class I : FELIX

This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 86	0.71%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, especially within semiconductors. Also hurting our result were picks in technology hardware, storage & peripherals. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an overweight in onsemi (-28%). This period we increased our stake in onsemi, and it was among our largest holdings. The fund's second-largest relative detractor was our non-index stake in GlobalFoundries (-20%). This period we increased our stake in GlobalFoundries, and it was among the fund's biggest holdings. An underweight in Broadcom (+82%) also detracted. The company was among the fund's largest holdings.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in the semiconductor materials & equipment group.
•The fund's top individual relative contributor this period was avoiding Intel, an index component that returned -13%. The second-largest relative contributor was an underweight in Texas Instruments (+18%). This period we decreased our position in Texas Instruments. Not owning SolarEdge Technologies, an index component that returned -88%, was another notable relative contributor.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	39.87%	34.11%	26.89%
MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index	49.12%	35.15%	26.86%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$2,698,217,311
Number of Holdings	45
Total Advisory Fee	$11,387,050
Portfolio Turnover	30%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	92.7
Technology Hardware, Storage & Peripherals	2.4
Electronic Equipment, Instruments & Components	0.1
Financial Services	0.0
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	25.8
ON Semiconductor Corp	7.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	6.1
NXP Semiconductors NV	5.6
Micron Technology Inc	5.4
ASML Holding NV depository receipt	5.0
GlobalFoundries Inc	4.8
Lam Research Corp	4.8
Broadcom Inc	4.3
Advanced Micro Devices Inc	3.8
72.9

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913442.100    121-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class M : FBTTX

This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 142	1.24%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, led by biotechnology.
•The top individual relative contributor this period was avoiding Biogen, an index component that returned -21%. A non-index stake in Fusion Pharmaceuticals gained 544% and was the second-largest relative contributor. Another notable relative contributor was an underweight in Gilead Sciences (+4%). The stock was one of our top holdings this period, but it was not held on July 31.
•In contrast, the biggest detractor from performance versus the industry index was stock picking in pharmaceuticals.
•The fund's non-index stake in Ventyx Biosciences returned approximately -93% and was the biggest individual relative detractor. The stock was not held at period end. A second notable relative detractor was an underweight in Amgen (+46%). This was an investment we established this period. The company was one of our largest holdings. Another notable relative detractor was an overweight in Acelyrin (-73%).
•Notable changes in positioning include a lower allocation to pharmaceuticals.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	24.36%	11.22%	8.83%
Class M (without 3.50% sales charge)	28.87%	12.01%	9.22%
MSCI U.S. IMI Biotechnology 25-50 Index	26.92%	13.98%	10.47%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,812,183,981
Number of Holdings	100
Total Advisory Fee	$9,501,787
Portfolio Turnover	73%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	92.6
Pharmaceuticals	5.7
Financial Services	0.2
Health Care Technology	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Abbvie Inc	18.3
Amgen Inc	9.4
Regeneron Pharmaceuticals Inc	7.0
Vertex Pharmaceuticals Inc	4.7
Alnylam Pharmaceuticals Inc	4.5
Argenx SE ADR	3.8
Ascendis Pharma A/S ADR	3.5
Vaxcyte Inc	2.6
Cytokinetics Inc	2.6
Viking Therapeutics Inc	2.3
58.7

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913426.100    115-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class M : FACTX

This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 126	1.22%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection and market selection were the primary detractors to the fund's performance versus the benchmark, led by health care services. Also hurting the fund's relative result was security selection in health care facilities and biotechnology.
•The largest individual relative detractor was an overweight in Penumbra (-45%), which was among our biggest holdings. It also hurt to overweight agilon health (-64%) and 10X Genomics (-67%). This period we decreased our position in agilon.
•In contrast, the biggest contributor to performance versus the sector index was security selection in pharmaceuticals. Stock picks in health care equipment also boosted relative performance.
•The top individual relative contributor was an overweight in Boston Scientific (+42%). The stock was the fund's largest holding, even though we decreased the fund's stake this period. It also helped to avoid index components Johnson & Johnson (-3%) and Pfizer (-10%).
•Notable changes in positioning include decreased exposure to the life sciences tools & services industry and a higher allocation to biotechnology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	2.71%	6.90%	8.43%
Class M (without 3.50% sales charge)	6.43%	7.66%	8.82%
MSCI U.S. IMI Health Care 25-50 Index	12.76%	11.45%	11.12%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$4,615,583,149
Number of Holdings	103
Total Advisory Fee	$27,914,465
Portfolio Turnover	37%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	24.4
Health Care Equipment & Supplies	23.5
Health Care Providers & Services	21.8
Pharmaceuticals	16.6
Life Sciences Tools & Services	10.9
Health Care Technology	2.0
Financial Services	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	9.6
Eli Lilly & Co	8.2
UnitedHealth Group Inc	7.8
Danaher Corp	6.4
Regeneron Pharmaceuticals Inc	4.4
Merck & Co Inc	3.9
Cigna Group/The	3.4
Penumbra Inc	3.1
Stryker Corp	2.4
Insulet Corp	2.2
51.4

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913388.100    191-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class A : FBTAX

This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 113	0.98%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, led by biotechnology.
•The top individual relative contributor this period was avoiding Biogen, an index component that returned -21%. A non-index stake in Fusion Pharmaceuticals gained 544% and was the second-largest relative contributor. Another notable relative contributor was an underweight in Gilead Sciences (+4%). The stock was one of our top holdings this period, but it was not held on July 31.
•In contrast, the biggest detractor from performance versus the industry index was stock picking in pharmaceuticals.
•The fund's non-index stake in Ventyx Biosciences returned approximately -93% and was the biggest individual relative detractor. The stock was not held at period end. A second notable relative detractor was an underweight in Amgen (+46%). This was an investment we established this period. The company was one of our largest holdings. Another notable relative detractor was an overweight in Acelyrin (-73%).
•Notable changes in positioning include a lower allocation to pharmaceuticals.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	21.78%	11.01%	8.90%
Class A (without 5.75% sales charge)	29.21%	12.33%	9.54%
MSCI U.S. IMI Biotechnology 25-50 Index	26.92%	13.98%	10.47%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,812,183,981
Number of Holdings	100
Total Advisory Fee	$9,501,787
Portfolio Turnover	73%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	92.6
Pharmaceuticals	5.7
Financial Services	0.2
Health Care Technology	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Abbvie Inc	18.3
Amgen Inc	9.4
Regeneron Pharmaceuticals Inc	7.0
Vertex Pharmaceuticals Inc	4.7
Alnylam Pharmaceuticals Inc	4.5
Argenx SE ADR	3.8
Ascendis Pharma A/S ADR	3.5
Vaxcyte Inc	2.6
Cytokinetics Inc	2.6
Viking Therapeutics Inc	2.3
58.7

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913424.100    112-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Consumer Discretionary Fund Fidelity Advisor® Consumer Discretionary Fund Class I : FCNIX

This annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 79	0.74%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by hotels, resorts & cruise lines. Stock picking in footwear also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Dick's Sporting Goods (+56%). The stock was among the fund's largest holdings, though we decreased our stake this period. The second-largest relative contributor was an overweight in Williams-Sonoma (+129%). Another notable relative contributor was an overweight in Deckers Outdoor (+67%), and we decreased our holdings in the company.
•In contrast, the biggest detractors from performance versus the sector index were stock picks and an overweight in automotive parts & equipment. Stock selection in consumer staples merchandise retail also hampered the fund's relative result.
•The largest individual relative detractor was an overweight in Aptiv (-37%). The company was one of our biggest holdings at period end. A stake in Dollar Tree returned approximately -34% and was a second notable relative detractor. This period we decreased our position in Dollar Tree. An overweight in Five Below (-62%) also detracted. This was a position we established this period.
•Notable changes in positioning include increased exposure to the other specialty retail industry and a lower allocation to footwear.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	13.84%	11.00%	11.64%
MSCI U.S. IMI Consumer Discretionary 25-50 Index	11.02%	13.56%	13.38%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$475,554,258
Number of Holdings	60
Total Advisory Fee	$2,742,271
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	25.9
Specialty Retail	23.6
Hotels, Restaurants & Leisure	18.7
Automobiles	12.5
Textiles, Apparel & Luxury Goods	8.0
Household Durables	5.7
Automobile Components	3.1
Consumer Staples Distribution & Retail	1.1
Building Products	0.8
Others	0.7

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	23.9
Tesla Inc	10.8
Home Depot Inc/The	5.0
Lowe's Cos Inc	4.8
TJX Cos Inc/The	3.8
Hilton Worldwide Holdings Inc	3.2
Dick's Sporting Goods Inc	2.4
McDonald's Corp	2.4
Booking Holdings Inc	2.1
Aptiv PLC	2.1
60.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913404.100    205-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Real Estate Fund Fidelity Advisor® Real Estate Fund Class M : FHETX

This annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 137	1.30%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection and industry positioning were the primary detractors from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially "other specialized" real estate investment trusts. Subpar picks and outsized exposure to the industrial and multi-family residential industries hurt as well.
•The biggest individual relative detractor this period was avoiding Iron Mountain, an index component that gained 73%. Similarly, not owning Simon Property Group, an index component that rose about 30%, proved detrimental to performance as well. An overweight stake in Americold Realty Trust (-4%) was another challenge, though we increased our investment in the stock this period.
•In contrast, the biggest contributor to performance versus the real estate index was stock selection among real estate services firms. Picks in health care also boosted the fund's relative performance. An undersized stake in timber REITs was another plus.
•The top individual relative contributor was an outsized stake in CBRE Group (+35%). The company was one of the fund's largest holdings. Avoiding shares of Realty Income, an index component that returned about -1%, aided performance as well. Not owning Weyerhaeuser, an index component that returned -4%, also proved advantageous.
•Notable changes in positioning include increased exposure to the retail industry and a lower allocation to other specialized REITs.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	6.01%	1.17%	3.74%
Class M (without 3.50% sales charge)	9.85%	1.90%	4.11%
MSCI US IMI Real Estate 25/50 Linked Index	10.73%	1.64%	4.72%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$237,005,518
Number of Holdings	35
Total Advisory Fee	$1,374,363
Portfolio Turnover	24%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	37.6
Industrial REITs	16.2
Residential REITs	14.2
Retail REITs	10.8
Health Care REITs	9.1
Real Estate Management & Development	7.7
Hotel & Resort REITs	2.5
Office REITs	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	9.6
Equinix Inc	7.8
Crown Castle Inc	7.5
CBRE Group Inc Class A	6.3
American Tower Corp	5.9
Ventas Inc	5.8
CubeSmart	5.4
Digital Realty Trust Inc	3.5
Welltower Inc	3.3
Mid-America Apartment Communities Inc	3.3
58.4

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913448.100    1131-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class A : FCLAX

This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 113	1.00%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by industrial machinery & supplies & components. Stock picks and an overweight in aerospace & defense also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Howmet Aerospace (+88%). The second-largest relative contributor was an overweight in General Electric (+88%), the fund's largest holding. Not owning United Parcel Service, an index component that returned roughly -27%, also contributed.
•In contrast, the primary detractor from performance versus the sector index was security selection in construction & engineering. The largest individual relative detractor was an overweight in Boeing (-20%), one of the fund's biggest holdings. A second notable relative detractor was an overweight in Knight-Swift Transportation (-9%). Another notable relative detractor was an overweight in Chart Industries (-12%).
•Notable changes in positioning include increased exposure to the trading companies & distributors industry and a lower allocation to environmental & facilities services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	19.36%	10.60%	9.62%
Class A (without 5.75% sales charge)	26.64%	11.92%	10.28%
MSCI U.S. IMI Industrials 25-50 Index	18.81%	12.83%	11.57%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$582,010,248
Number of Holdings	51
Total Advisory Fee	$3,019,014
Portfolio Turnover	29%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	22.7
Machinery	20.2
Ground Transportation	13.1
Electrical Equipment	11.1
Building Products	10.2
Trading Companies & Distributors	5.6
Construction & Engineering	3.8
Air Freight & Logistics	3.6
Professional Services	3.2
Others	5.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
General Electric Co	6.3
Union Pacific Corp	4.9
Ingersoll Rand Inc	4.9
Howmet Aerospace Inc	4.7
Boeing Co	4.2
Parker-Hannifin Corp	4.1
Trane Technologies PLC	3.9
TransDigm Group Inc	3.7
FedEx Corp	3.4
Eaton Corp PLC	3.3
43.4

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913397.100    184-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Consumer Discretionary Fund Fidelity Advisor® Consumer Discretionary Fund Class M : FACPX

This annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 135	1.27%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by hotels, resorts & cruise lines. Stock picking in footwear also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Dick's Sporting Goods (+56%). The stock was among the fund's largest holdings, though we decreased our stake this period. The second-largest relative contributor was an overweight in Williams-Sonoma (+129%). Another notable relative contributor was an overweight in Deckers Outdoor (+67%), and we decreased our holdings in the company.
•In contrast, the biggest detractors from performance versus the sector index were stock picks and an overweight in automotive parts & equipment. Stock selection in consumer staples merchandise retail also hampered the fund's relative result.
•The largest individual relative detractor was an overweight in Aptiv (-37%). The company was one of our biggest holdings at period end. A stake in Dollar Tree returned approximately -34% and was a second notable relative detractor. This period we decreased our position in Dollar Tree. An overweight in Five Below (-62%) also detracted. This was a position we established this period.
•Notable changes in positioning include increased exposure to the other specialty retail industry and a lower allocation to footwear.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	9.26%	9.62%	10.64%
Class M (without 3.50% sales charge)	13.23%	10.41%	11.04%
MSCI U.S. IMI Consumer Discretionary 25-50 Index	11.02%	13.56%	13.38%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$475,554,258
Number of Holdings	60
Total Advisory Fee	$2,742,271
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	25.9
Specialty Retail	23.6
Hotels, Restaurants & Leisure	18.7
Automobiles	12.5
Textiles, Apparel & Luxury Goods	8.0
Household Durables	5.7
Automobile Components	3.1
Consumer Staples Distribution & Retail	1.1
Building Products	0.8
Others	0.7

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	23.9
Tesla Inc	10.8
Home Depot Inc/The	5.0
Lowe's Cos Inc	4.8
TJX Cos Inc/The	3.8
Hilton Worldwide Holdings Inc	3.2
Dick's Sporting Goods Inc	2.4
McDonald's Corp	2.4
Booking Holdings Inc	2.1
Aptiv PLC	2.1
60.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913403.100    195-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Utilities Fund Fidelity Advisor® Utilities Fund Class M : FAUFX

This annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 137	1.27%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, both security selection and market selection contributed to the fund's performance versus the MSCI US IMI Utilities 25/50 Index for the fiscal year, led by our stock picks in electric utilities. An overweight in independent power producers & energy traders also boosted the fund's relative performance, as did stock choices and an underweight in multi-utilities.
•The top individual relative contributor was an overweight in Vistra (+185%). This period we decreased our position in the stock, but the company was among the fund's biggest holdings at the end of the period. A second notable relative contributor was an overweight in Constellation Energy (+99%). Like Vistra, we decreased our position in Constellation Energy this period, but the stock remained among the fund's largest holdings. Another notable relative contributor was an underweight in Exelon (-8%), a stock was not held at period end.
•In contrast, the biggest detractors from performance versus the sector index were stock picking and an overweight in renewable electricity. Our picks in coal & consumable fuels and gas utilities also hurt. Lastly, the fund's position in cash was a notable detractor.
•The largest individual relative detractor was an overweight in NextEra Energy Partners (-48%), the yield company subsidiary of another fund holding, NextEra Energy. This period we increased our investment in the stock. Other notable relative detractors included underweights in Duke Energy (+22%) and DTE Energy (+9%). We exited our positions in both during the period.
•Notable changes in positioning include decreased exposure to water utilities and a higher allocation to multi-utilities.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	12.13%	7.95%	8.47%
Class M (without 3.50% sales charge)	16.19%	8.73%	8.86%
MSCI U.S. IMI Utilities 25-50 Index	12.64%	7.02%	9.36%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$819,716,826
Number of Holdings	30
Total Advisory Fee	$4,138,318
Portfolio Turnover	84%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	63.0
Multi-Utilities	23.0
Independent Power and Renewable Electricity Producers	7.0
Gas Utilities	2.2
Oil, Gas & Consumable Fuels	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	12.7
Sempra	7.1
PG&E Corp	5.9
American Electric Power Co Inc	5.6
Edison International	5.4
Public Service Enterprise Group Inc	5.0
Eversource Energy	5.0
Constellation Energy Corp	5.0
Entergy Corp	4.8
FirstEnergy Corp	4.3
60.8

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913408.100    196-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class Z : FIJYX

This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 68	0.60%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, led by biotechnology.
•The top individual relative contributor this period was avoiding Biogen, an index component that returned -21%. A non-index stake in Fusion Pharmaceuticals gained 544% and was the second-largest relative contributor. Another notable relative contributor was an underweight in Gilead Sciences (+4%). The stock was one of our top holdings this period, but it was not held on July 31.
•In contrast, the biggest detractor from performance versus the industry index was stock picking in pharmaceuticals.
•The fund's non-index stake in Ventyx Biosciences returned approximately -93% and was the biggest individual relative detractor. The stock was not held at period end. A second notable relative detractor was an underweight in Amgen (+46%). This was an investment we established this period. The company was one of our largest holdings. Another notable relative detractor was an overweight in Acelyrin (-73%).
•Notable changes in positioning include a lower allocation to pharmaceuticals.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	29.69%	12.77%	9.32%
MSCI U.S. IMI Biotechnology 25-50 Index	26.92%	13.98%	9.19%
S&P 500® Index	22.15%	15.00%	13.42%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,812,183,981
Number of Holdings	100
Total Advisory Fee	$9,501,787
Portfolio Turnover	73%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	92.6
Pharmaceuticals	5.7
Financial Services	0.2
Health Care Technology	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Abbvie Inc	18.3
Amgen Inc	9.4
Regeneron Pharmaceuticals Inc	7.0
Vertex Pharmaceuticals Inc	4.7
Alnylam Pharmaceuticals Inc	4.5
Argenx SE ADR	3.8
Ascendis Pharma A/S ADR	3.5
Vaxcyte Inc	2.6
Cytokinetics Inc	2.6
Viking Therapeutics Inc	2.3
58.7

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913428.100    3290-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Utilities Fund Fidelity Advisor® Utilities Fund Class Z : FIKIX

This annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 62	0.57%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, both security selection and market selection contributed to the fund's performance versus the MSCI US IMI Utilities 25/50 Index for the fiscal year, led by our stock picks in electric utilities. An overweight in independent power producers & energy traders also boosted the fund's relative performance, as did stock choices and an underweight in multi-utilities.
•The top individual relative contributor was an overweight in Vistra (+185%). This period we decreased our position in the stock, but the company was among the fund's biggest holdings at the end of the period. A second notable relative contributor was an overweight in Constellation Energy (+99%). Like Vistra, we decreased our position in Constellation Energy this period, but the stock remained among the fund's largest holdings. Another notable relative contributor was an underweight in Exelon (-8%), a stock was not held at period end.
•In contrast, the biggest detractors from performance versus the sector index were stock picking and an overweight in renewable electricity. Our picks in coal & consumable fuels and gas utilities also hurt. Lastly, the fund's position in cash was a notable detractor.
•The largest individual relative detractor was an overweight in NextEra Energy Partners (-48%), the yield company subsidiary of another fund holding, NextEra Energy. This period we increased our investment in the stock. Other notable relative detractors included underweights in Duke Energy (+22%) and DTE Energy (+9%). We exited our positions in both during the period.
•Notable changes in positioning include decreased exposure to water utilities and a higher allocation to multi-utilities.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	16.97%	9.45%	9.67%
MSCI U.S. IMI Utilities 25-50 Index	12.64%	7.02%	8.43%
S&P 500® Index	22.15%	15.00%	13.42%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$819,716,826
Number of Holdings	30
Total Advisory Fee	$4,138,318
Portfolio Turnover	84%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	63.0
Multi-Utilities	23.0
Independent Power and Renewable Electricity Producers	7.0
Gas Utilities	2.2
Oil, Gas & Consumable Fuels	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	12.7
Sempra	7.1
PG&E Corp	5.9
American Electric Power Co Inc	5.6
Edison International	5.4
Public Service Enterprise Group Inc	5.0
Eversource Energy	5.0
Constellation Energy Corp	5.0
Entergy Corp	4.8
FirstEnergy Corp	4.3
60.8

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913410.100    3298-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Global Real Estate Fund Fidelity Advisor® Global Real Estate Fund Class A : FWRAX

This annual shareholder report contains information about Fidelity Advisor® Global Real Estate Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 125	1.20%
What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, an underweight in Asia Pacific ex Japan - primarily Hong Kong - along with security selection in Japan, contributed to the fund's performance versus the FTSE® EPRASM/NAREIT® Developed Index for the fiscal year.
•By industry, security selection was the primary contributor, especially among diversified real estate activities stocks. Favorable picks in health care also boosted the fund's relative performance. Investment choices and an underweight in the diversified real estate segment helped as well.
•The top individual relative contributor was an overweight in Mitsui Fudosan (+57%). The company was one of the fund's biggest holdings. Outsized exposure to Mitsubishi Estate (+42%) was another plus. Not owning Wharf Real Estate Investment, an index component that returned -52%, also helped.
•In contrast, from a regional standpoint, stock picks in the U.K. and U.S. detracted from the fund's performance versus the real estate index.
•The biggest relative detractors were stock picks and an overweight in the single-family residential industry. Subpar investment choices and outsized exposure to industrial and multi-family residential stocks also were detrimental to performance.
•Not owning Simon Property Group, an index component that gained about 30%, was the largest individual relative detractor. An overweight stake in UOL Group (-22%) pressured performance as well. This period we decreased our stake in the company. Outsized exposure to Mitsui Fudosan Logistics Park (-18%) also hurt.
•Notable changes in positioning include decreased exposure to real estate stocks in Singapore and a higher allocation to the U.K. By industry, meaningful allocation shifts include increased exposure to the self storage industry and a reduction in hotel & resort holdings.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 11, 2016 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	2.62%	1.32%	2.47%
Class A (without 5.75% sales charge)	8.88%	2.52%	3.23%
FTSE® EPRA℠/NAREIT® Developed Index	7.97%	1.38%	2.51%
MSCI ACWI (All Country World Index) Index	17.42%	11.43%	10.99%
A   From August 11, 2016

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$6,027,346
Number of Holdings	73
Total Advisory Fee	$39,394
Portfolio Turnover	32%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Residential REITs	19.8
Specialized REITs	19.1
Industrial REITs	18.3
Retail REITs	18.0
Real Estate Management & Development	11.9
Health Care REITs	7.1
Diversified REITs	2.8
Hotel & Resort REITs	1.3
Office REITs	0.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	9.1
Equinix Inc	5.2
Public Storage Operating Co	3.9
Ventas Inc	3.6
Digital Realty Trust Inc	3.0
Kimco Realty Corp	2.8
Grainger PLC	2.6
NNN REIT Inc	2.5
UDR Inc	2.4
Welltower Inc	2.4
37.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913534.100    2849-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class I : FHCIX

This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 72	0.70%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection and market selection were the primary detractors to the fund's performance versus the benchmark, led by health care services. Also hurting the fund's relative result was security selection in health care facilities and biotechnology.
•The largest individual relative detractor was an overweight in Penumbra (-45%), which was among our biggest holdings. It also hurt to overweight agilon health (-64%) and 10X Genomics (-67%). This period we decreased our position in agilon.
•In contrast, the biggest contributor to performance versus the sector index was security selection in pharmaceuticals. Stock picks in health care equipment also boosted relative performance.
•The top individual relative contributor was an overweight in Boston Scientific (+42%). The stock was the fund's largest holding, even though we decreased the fund's stake this period. It also helped to avoid index components Johnson & Johnson (-3%) and Pfizer (-10%).
•Notable changes in positioning include decreased exposure to the life sciences tools & services industry and a higher allocation to biotechnology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	6.98%	8.22%	9.38%
MSCI U.S. IMI Health Care 25-50 Index	12.76%	11.45%	11.12%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$4,615,583,149
Number of Holdings	103
Total Advisory Fee	$27,914,465
Portfolio Turnover	37%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	24.4
Health Care Equipment & Supplies	23.5
Health Care Providers & Services	21.8
Pharmaceuticals	16.6
Life Sciences Tools & Services	10.9
Health Care Technology	2.0
Financial Services	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	9.6
Eli Lilly & Co	8.2
UnitedHealth Group Inc	7.8
Danaher Corp	6.4
Regeneron Pharmaceuticals Inc	4.4
Merck & Co Inc	3.9
Cigna Group/The	3.4
Penumbra Inc	3.1
Stryker Corp	2.4
Insulet Corp	2.2
51.4

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913389.100    271-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class Z : FIKBX

This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 72	0.62%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by regional banks. Picks among reinsurance firms and insurance brokers also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Reinsurance Group of America (+64%), though we decreased our exposure to the stock this period. The company was among the fund's largest holdings. Avoiding shares of Visa, an index component that gained approximately 13%, helped as well. An outsized stake in Baldwin Insurance Group (+79%) was another plus.
•In contrast, the primary detractor from performance versus the sector index was stock selection in the property & casualty insurance industry. Subpar investment choices among life & health insurance and financial exchanges & data companies hurt as well.
•The biggest individual relative detractor this period was avoiding Progressive, an index component that rose 71%. Similarly, not owing KKR, an index component that increased approximately 110%, also proved detrimental to performance. An underweight stake in JPMorgan Chase (+38%) also hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the investment banking & brokerage and diversified financial services industries.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	30.73%	12.92%	11.86%
MSCI U.S. IMI Financials 5% Capped Linked Index	27.98%	11.35%	10.49%
S&P 500® Index	22.15%	15.00%	13.42%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$507,414,487
Number of Holdings	66
Total Advisory Fee	$2,566,292
Portfolio Turnover	44%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Banks	35.0
Capital Markets	21.1
Financial Services	20.7
Insurance	18.5
Consumer Finance	3.7
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	10.1
Wells Fargo & Co	6.4
Bank of America Corp	5.1
Citigroup Inc	3.1
Chubb Ltd	2.6
M&T Bank Corp	2.6
Morgan Stanley	2.5
Apollo Global Management Inc	2.4
Reinsurance Group of America Inc	2.3
Popular Inc	2.1
39.2

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor Financial Services Fund to Fidelity Advisor Financials Fund during the reporting period.
The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913396.100    3293-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class M : FELTX

This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 144	1.21%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, especially within semiconductors. Also hurting our result were picks in technology hardware, storage & peripherals. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an overweight in onsemi (-28%). This period we increased our stake in onsemi, and it was among our largest holdings. The fund's second-largest relative detractor was our non-index stake in GlobalFoundries (-20%). This period we increased our stake in GlobalFoundries, and it was among the fund's biggest holdings. An underweight in Broadcom (+82%) also detracted. The company was among the fund's largest holdings.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in the semiconductor materials & equipment group.
•The fund's top individual relative contributor this period was avoiding Intel, an index component that returned -13%. The second-largest relative contributor was an underweight in Texas Instruments (+18%). This period we decreased our position in Texas Instruments. Not owning SolarEdge Technologies, an index component that returned -88%, was another notable relative contributor.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	34.31%	32.45%	25.71%
Class M (without 3.50% sales charge)	39.18%	33.40%	26.16%
MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index	49.12%	35.15%	26.86%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$2,698,217,311
Number of Holdings	45
Total Advisory Fee	$11,387,050
Portfolio Turnover	30%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	92.7
Technology Hardware, Storage & Peripherals	2.4
Electronic Equipment, Instruments & Components	0.1
Financial Services	0.0
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	25.8
ON Semiconductor Corp	7.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	6.1
NXP Semiconductors NV	5.6
Micron Technology Inc	5.4
ASML Holding NV depository receipt	5.0
GlobalFoundries Inc	4.8
Lam Research Corp	4.8
Broadcom Inc	4.3
Advanced Micro Devices Inc	3.8
72.9

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913444.100    139-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class Z : FIKCX

This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 58	0.56%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection and market selection were the primary detractors to the fund's performance versus the benchmark, led by health care services. Also hurting the fund's relative result was security selection in health care facilities and biotechnology.
•The largest individual relative detractor was an overweight in Penumbra (-45%), which was among our biggest holdings. It also hurt to overweight agilon health (-64%) and 10X Genomics (-67%). This period we decreased our position in agilon.
•In contrast, the biggest contributor to performance versus the sector index was security selection in pharmaceuticals. Stock picks in health care equipment also boosted relative performance.
•The top individual relative contributor was an overweight in Boston Scientific (+42%). The stock was the fund's largest holding, even though we decreased the fund's stake this period. It also helped to avoid index components Johnson & Johnson (-3%) and Pfizer (-10%).
•Notable changes in positioning include decreased exposure to the life sciences tools & services industry and a higher allocation to biotechnology.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	7.11%	8.35%	6.58%
MSCI U.S. IMI Health Care 25-50 Index	12.76%	11.45%	9.14%
S&P 500® Index	22.15%	15.00%	13.42%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$4,615,583,149
Number of Holdings	103
Total Advisory Fee	$27,914,465
Portfolio Turnover	37%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	24.4
Health Care Equipment & Supplies	23.5
Health Care Providers & Services	21.8
Pharmaceuticals	16.6
Life Sciences Tools & Services	10.9
Health Care Technology	2.0
Financial Services	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	9.6
Eli Lilly & Co	8.2
UnitedHealth Group Inc	7.8
Danaher Corp	6.4
Regeneron Pharmaceuticals Inc	4.4
Merck & Co Inc	3.9
Cigna Group/The	3.4
Penumbra Inc	3.1
Stryker Corp	2.4
Insulet Corp	2.2
51.4

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913391.100    3294-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class A : FACDX

This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 100	0.96%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection and market selection were the primary detractors to the fund's performance versus the benchmark, led by health care services. Also hurting the fund's relative result was security selection in health care facilities and biotechnology.
•The largest individual relative detractor was an overweight in Penumbra (-45%), which was among our biggest holdings. It also hurt to overweight agilon health (-64%) and 10X Genomics (-67%). This period we decreased our position in agilon.
•In contrast, the biggest contributor to performance versus the sector index was security selection in pharmaceuticals. Stock picks in health care equipment also boosted relative performance.
•The top individual relative contributor was an overweight in Boston Scientific (+42%). The stock was the fund's largest holding, even though we decreased the fund's stake this period. It also helped to avoid index components Johnson & Johnson (-3%) and Pfizer (-10%).
•Notable changes in positioning include decreased exposure to the life sciences tools & services industry and a higher allocation to biotechnology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	0.55%	6.66%	8.46%
Class A (without 5.75% sales charge)	6.68%	7.93%	9.10%
MSCI U.S. IMI Health Care 25-50 Index	12.76%	11.45%	11.12%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$4,615,583,149
Number of Holdings	103
Total Advisory Fee	$27,914,465
Portfolio Turnover	37%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	24.4
Health Care Equipment & Supplies	23.5
Health Care Providers & Services	21.8
Pharmaceuticals	16.6
Life Sciences Tools & Services	10.9
Health Care Technology	2.0
Financial Services	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	9.6
Eli Lilly & Co	8.2
UnitedHealth Group Inc	7.8
Danaher Corp	6.4
Regeneron Pharmaceuticals Inc	4.4
Merck & Co Inc	3.9
Cigna Group/The	3.4
Penumbra Inc	3.1
Stryker Corp	2.4
Insulet Corp	2.2
51.4

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913387.100    177-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Real Estate Fund Fidelity Advisor® Real Estate Fund Class Z : FIKJX

This annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 67	0.64%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection and industry positioning were the primary detractors from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially "other specialized" real estate investment trusts. Subpar picks and outsized exposure to the industrial and multi-family residential industries hurt as well.
•The biggest individual relative detractor this period was avoiding Iron Mountain, an index component that gained 73%. Similarly, not owning Simon Property Group, an index component that rose about 30%, proved detrimental to performance as well. An overweight stake in Americold Realty Trust (-4%) was another challenge, though we increased our investment in the stock this period.
•In contrast, the biggest contributor to performance versus the real estate index was stock selection among real estate services firms. Picks in health care also boosted the fund's relative performance. An undersized stake in timber REITs was another plus.
•The top individual relative contributor was an outsized stake in CBRE Group (+35%). The company was one of the fund's largest holdings. Avoiding shares of Realty Income, an index component that returned about -1%, aided performance as well. Not owning Weyerhaeuser, an index component that returned -4%, also proved advantageous.
•Notable changes in positioning include increased exposure to the retail industry and a lower allocation to other specialized REITs.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	10.60%	2.56%	4.07%
MSCI US IMI Real Estate 25/50 Linked Index	10.73%	1.64%	3.41%
S&P 500® Index	22.15%	15.00%	13.42%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$237,005,518
Number of Holdings	35
Total Advisory Fee	$1,374,363
Portfolio Turnover	24%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	37.6
Industrial REITs	16.2
Residential REITs	14.2
Retail REITs	10.8
Health Care REITs	9.1
Real Estate Management & Development	7.7
Hotel & Resort REITs	2.5
Office REITs	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	9.6
Equinix Inc	7.8
Crown Castle Inc	7.5
CBRE Group Inc Class A	6.3
American Tower Corp	5.9
Ventas Inc	5.8
CubeSmart	5.4
Digital Realty Trust Inc	3.5
Welltower Inc	3.3
Mid-America Apartment Communities Inc	3.3
58.4

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913450.100    3299-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class I : FBTIX

This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 82	0.72%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, led by biotechnology.
•The top individual relative contributor this period was avoiding Biogen, an index component that returned -21%. A non-index stake in Fusion Pharmaceuticals gained 544% and was the second-largest relative contributor. Another notable relative contributor was an underweight in Gilead Sciences (+4%). The stock was one of our top holdings this period, but it was not held on July 31.
•In contrast, the biggest detractor from performance versus the industry index was stock picking in pharmaceuticals.
•The fund's non-index stake in Ventyx Biosciences returned approximately -93% and was the biggest individual relative detractor. The stock was not held at period end. A second notable relative detractor was an underweight in Amgen (+46%). This was an investment we established this period. The company was one of our largest holdings. Another notable relative detractor was an overweight in Acelyrin (-73%).
•Notable changes in positioning include a lower allocation to pharmaceuticals.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	29.53%	12.62%	9.83%
MSCI U.S. IMI Biotechnology 25-50 Index	26.92%	13.98%	10.47%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,812,183,981
Number of Holdings	100
Total Advisory Fee	$9,501,787
Portfolio Turnover	73%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	92.6
Pharmaceuticals	5.7
Financial Services	0.2
Health Care Technology	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Abbvie Inc	18.3
Amgen Inc	9.4
Regeneron Pharmaceuticals Inc	7.0
Vertex Pharmaceuticals Inc	4.7
Alnylam Pharmaceuticals Inc	4.5
Argenx SE ADR	3.8
Ascendis Pharma A/S ADR	3.5
Vaxcyte Inc	2.6
Cytokinetics Inc	2.6
Viking Therapeutics Inc	2.3
58.7

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913427.100    116-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Technology Fund Fidelity Advisor® Technology Fund Class A : FADTX

This annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 107	0.95%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, industry positioning was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year, led by an overweight in the outperforming semiconductors group. An underweight in technology hardware, storage & peripherals also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in Nvidia (+150%), which was the biggest holding at period end even though we reduced our stake. The second-largest relative contributor was an underweight position in Apple (+13%). Still, Apple was one of the fund's largest holdings. Our larger-than-index stake in Splunk (+36%) also contributed. Splunk was not held at period end.
•In contrast, the biggest detractor from the fund's performance versus the sector index was stock picking in semiconductors. An overweight in the lagging internet services & infrastructure group also hampered the fund's relative result.
•The fund's largest individual relative detractor was an overweight in onsemi (-28%). We increased the size of the position in onsemi, and it was one of our largest holdings as of July 31. The fund's second-largest relative detractor this period was avoiding Broadcom, an index component that gained 82%. A non-index stake in GlobalFoundries (-20%) also notably hurt, but we increased our holdings this period.
•Notable changes in positioning include decreased exposure to the application software and internet services & infrastructure industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	19.78%	22.90%	20.23%
Class A (without 5.75% sales charge)	27.09%	24.36%	20.95%
MSCI U.S. IMI Information Technology 25-50 Index	25.80%	22.25%	20.42%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$6,458,251,428
Number of Holdings	89
Total Advisory Fee	$31,726,651
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	41.8
Technology Hardware, Storage & Peripherals	20.7
Software	20.6
IT Services	4.4
Communications Equipment	2.5
Ground Transportation	2.2
Broadline Retail	1.5
Hotels, Restaurants & Leisure	0.6
Entertainment	0.5
Others	0.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	20.1
Apple Inc	19.2
Microsoft Corp	10.7
NXP Semiconductors NV	4.4
ON Semiconductor Corp	4.4
Marvell Technology Inc	3.9
Servicenow Inc	3.6
Okta Inc Class A	2.9
GlobalFoundries Inc	2.8
Cisco Systems Inc	2.5
74.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913412.100    187-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Consumer Discretionary Fund Fidelity Advisor® Consumer Discretionary Fund Class C : FCECX

This annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 188	1.76%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by hotels, resorts & cruise lines. Stock picking in footwear also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Dick's Sporting Goods (+56%). The stock was among the fund's largest holdings, though we decreased our stake this period. The second-largest relative contributor was an overweight in Williams-Sonoma (+129%). Another notable relative contributor was an overweight in Deckers Outdoor (+67%), and we decreased our holdings in the company.
•In contrast, the biggest detractors from performance versus the sector index were stock picks and an overweight in automotive parts & equipment. Stock selection in consumer staples merchandise retail also hampered the fund's relative result.
•The largest individual relative detractor was an overweight in Aptiv (-37%). The company was one of our biggest holdings at period end. A stake in Dollar Tree returned approximately -34% and was a second notable relative detractor. This period we decreased our position in Dollar Tree. An overweight in Five Below (-62%) also detracted. This was a position we established this period.
•Notable changes in positioning include increased exposure to the other specialty retail industry and a lower allocation to footwear.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	11.70%	9.87%	10.67%
Class C	12.70%	9.87%	10.67%
MSCI U.S. IMI Consumer Discretionary 25-50 Index	11.02%	13.56%	13.38%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$475,554,258
Number of Holdings	60
Total Advisory Fee	$2,742,271
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	25.9
Specialty Retail	23.6
Hotels, Restaurants & Leisure	18.7
Automobiles	12.5
Textiles, Apparel & Luxury Goods	8.0
Household Durables	5.7
Automobile Components	3.1
Consumer Staples Distribution & Retail	1.1
Building Products	0.8
Others	0.7

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	23.9
Tesla Inc	10.8
Home Depot Inc/The	5.0
Lowe's Cos Inc	4.8
TJX Cos Inc/The	3.8
Hilton Worldwide Holdings Inc	3.2
Dick's Sporting Goods Inc	2.4
McDonald's Corp	2.4
Booking Holdings Inc	2.1
Aptiv PLC	2.1
60.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913405.100    282-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Energy Fund Fidelity Advisor® Energy Fund Class Z : FIKAX

This annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 63	0.59%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas exploration & production. Stock picks in integrated oil & gas and independent power producers & energy traders also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in TechnipFMC (+62%). We pared our stake in TechnipFMC. The second-largest relative contributor was an underweight in Chevron (+2%). The stock was one of the fund's largest holdings even though we reduced the position this period. Another notable relative contributor was our non-index stake in Vistra (+186%).
•In contrast, the biggest detractors from performance versus the sector index were security selection and an underweight in oil & gas storage & transportation. Also hurting our relative result were overweights in oil & gas drilling and oil & gas equipment & services.
•Not owning Targa Resources, an index component that gained 69%, was the fund's biggest individual relative detractor. Not owning Williams Companies, an index component that gained 31%, was the fund's second-largest relative detractor. Another notable relative detractor this period was avoiding ONEOK, an index component that gained about 30%.
•Notable changes in positioning include increased exposure to the oil & gas drilling industry and a lower allocation to oil & gas exploration & production.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	11.90%	14.94%	7.42%
MSCI U.S. IMI Energy 25-50 Index	10.33%	14.09%	7.72%
S&P 500® Index	22.15%	15.00%	13.42%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,311,457,602
Number of Holdings	43
Total Advisory Fee	$7,393,032
Portfolio Turnover	31%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	81.1
Energy Equipment & Services	16.3
Independent Power and Renewable Electricity Producers	1.4
Machinery	1.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.8
Cenovus Energy Inc	6.2
Schlumberger NV	5.4
Chevron Corp	4.8
Marathon Petroleum Corp	4.8
Canadian Natural Resources Ltd	4.5
Valero Energy Corp	3.9
Cheniere Energy Inc	3.9
Occidental Petroleum Corp	3.8
Hess Corp	3.4
65.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913419.100    3292-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Energy Fund Fidelity Advisor® Energy Fund Class I : FANIX

This annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.72%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas exploration & production. Stock picks in integrated oil & gas and independent power producers & energy traders also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in TechnipFMC (+62%). We pared our stake in TechnipFMC. The second-largest relative contributor was an underweight in Chevron (+2%). The stock was one of the fund's largest holdings even though we reduced the position this period. Another notable relative contributor was our non-index stake in Vistra (+186%).
•In contrast, the biggest detractors from performance versus the sector index were security selection and an underweight in oil & gas storage & transportation. Also hurting our relative result were overweights in oil & gas drilling and oil & gas equipment & services.
•Not owning Targa Resources, an index component that gained 69%, was the fund's biggest individual relative detractor. Not owning Williams Companies, an index component that gained 31%, was the fund's second-largest relative detractor. Another notable relative detractor this period was avoiding ONEOK, an index component that gained about 30%.
•Notable changes in positioning include increased exposure to the oil & gas drilling industry and a lower allocation to oil & gas exploration & production.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	11.73%	14.77%	2.94%
MSCI U.S. IMI Energy 25-50 Index	10.33%	14.09%	3.10%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,311,457,602
Number of Holdings	43
Total Advisory Fee	$7,393,032
Portfolio Turnover	31%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	81.1
Energy Equipment & Services	16.3
Independent Power and Renewable Electricity Producers	1.4
Machinery	1.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.8
Cenovus Energy Inc	6.2
Schlumberger NV	5.4
Chevron Corp	4.8
Marathon Petroleum Corp	4.8
Canadian Natural Resources Ltd	4.5
Valero Energy Corp	3.9
Cheniere Energy Inc	3.9
Occidental Petroleum Corp	3.8
Hess Corp	3.4
65.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913421.100    686-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Consumer Discretionary Fund Fidelity Advisor® Consumer Discretionary Fund Class A : FCNAX

This annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 107	1.00%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by hotels, resorts & cruise lines. Stock picking in footwear also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Dick's Sporting Goods (+56%). The stock was among the fund's largest holdings, though we decreased our stake this period. The second-largest relative contributor was an overweight in Williams-Sonoma (+129%). Another notable relative contributor was an overweight in Deckers Outdoor (+67%), and we decreased our holdings in the company.
•In contrast, the biggest detractors from performance versus the sector index were stock picks and an overweight in automotive parts & equipment. Stock selection in consumer staples merchandise retail also hampered the fund's relative result.
•The largest individual relative detractor was an overweight in Aptiv (-37%). The company was one of our biggest holdings at period end. A stake in Dollar Tree returned approximately -34% and was a second notable relative detractor. This period we decreased our position in Dollar Tree. An overweight in Five Below (-62%) also detracted. This was a position we established this period.
•Notable changes in positioning include increased exposure to the other specialty retail industry and a lower allocation to footwear.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	7.01%	9.40%	10.68%
Class A (without 5.75% sales charge)	13.54%	10.70%	11.34%
MSCI U.S. IMI Consumer Discretionary 25-50 Index	11.02%	13.56%	13.38%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$475,554,258
Number of Holdings	60
Total Advisory Fee	$2,742,271
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	25.9
Specialty Retail	23.6
Hotels, Restaurants & Leisure	18.7
Automobiles	12.5
Textiles, Apparel & Luxury Goods	8.0
Household Durables	5.7
Automobile Components	3.1
Consumer Staples Distribution & Retail	1.1
Building Products	0.8
Others	0.7

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	23.9
Tesla Inc	10.8
Home Depot Inc/The	5.0
Lowe's Cos Inc	4.8
TJX Cos Inc/The	3.8
Hilton Worldwide Holdings Inc	3.2
Dick's Sporting Goods Inc	2.4
McDonald's Corp	2.4
Booking Holdings Inc	2.1
Aptiv PLC	2.1
60.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913402.100    185-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class M : FCLTX

This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 141	1.25%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by industrial machinery & supplies & components. Stock picks and an overweight in aerospace & defense also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Howmet Aerospace (+88%). The second-largest relative contributor was an overweight in General Electric (+88%), the fund's largest holding. Not owning United Parcel Service, an index component that returned roughly -27%, also contributed.
•In contrast, the primary detractor from performance versus the sector index was security selection in construction & engineering. The largest individual relative detractor was an overweight in Boeing (-20%), one of the fund's biggest holdings. A second notable relative detractor was an overweight in Knight-Swift Transportation (-9%). Another notable relative detractor was an overweight in Chart Industries (-12%).
•Notable changes in positioning include increased exposure to the trading companies & distributors industry and a lower allocation to environmental & facilities services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	21.88%	10.84%	9.60%
Class M (without 3.50% sales charge)	26.30%	11.63%	9.99%
MSCI U.S. IMI Industrials 25-50 Index	18.81%	12.83%	11.57%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$582,010,248
Number of Holdings	51
Total Advisory Fee	$3,019,014
Portfolio Turnover	29%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	22.7
Machinery	20.2
Ground Transportation	13.1
Electrical Equipment	11.1
Building Products	10.2
Trading Companies & Distributors	5.6
Construction & Engineering	3.8
Air Freight & Logistics	3.6
Professional Services	3.2
Others	5.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
General Electric Co	6.3
Union Pacific Corp	4.9
Ingersoll Rand Inc	4.9
Howmet Aerospace Inc	4.7
Boeing Co	4.2
Parker-Hannifin Corp	4.1
Trane Technologies PLC	3.9
TransDigm Group Inc	3.7
FedEx Corp	3.4
Eaton Corp PLC	3.3
43.4

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913398.100    194-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Technology Fund Fidelity Advisor® Technology Fund Class M : FATEX

This annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 135	1.19%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, industry positioning was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year, led by an overweight in the outperforming semiconductors group. An underweight in technology hardware, storage & peripherals also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in Nvidia (+150%), which was the biggest holding at period end even though we reduced our stake. The second-largest relative contributor was an underweight position in Apple (+13%). Still, Apple was one of the fund's largest holdings. Our larger-than-index stake in Splunk (+36%) also contributed. Splunk was not held at period end.
•In contrast, the biggest detractor from the fund's performance versus the sector index was stock picking in semiconductors. An overweight in the lagging internet services & infrastructure group also hampered the fund's relative result.
•The fund's largest individual relative detractor was an overweight in onsemi (-28%). We increased the size of the position in onsemi, and it was one of our largest holdings as of July 31. The fund's second-largest relative detractor this period was avoiding Broadcom, an index component that gained 82%. A non-index stake in GlobalFoundries (-20%) also notably hurt, but we increased our holdings this period.
•Notable changes in positioning include decreased exposure to the application software and internet services & infrastructure industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	22.34%	23.17%	20.21%
Class M (without 3.50% sales charge)	26.77%	24.05%	20.64%
MSCI U.S. IMI Information Technology 25-50 Index	25.80%	22.25%	20.42%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$6,458,251,428
Number of Holdings	89
Total Advisory Fee	$31,726,651
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	41.8
Technology Hardware, Storage & Peripherals	20.7
Software	20.6
IT Services	4.4
Communications Equipment	2.5
Ground Transportation	2.2
Broadline Retail	1.5
Hotels, Restaurants & Leisure	0.6
Entertainment	0.5
Others	0.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	20.1
Apple Inc	19.2
Microsoft Corp	10.7
NXP Semiconductors NV	4.4
ON Semiconductor Corp	4.4
Marvell Technology Inc	3.9
Servicenow Inc	3.6
Okta Inc Class A	2.9
GlobalFoundries Inc	2.8
Cisco Systems Inc	2.5
74.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913413.100    192-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class Z : FIKGX

This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 71	0.59%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, especially within semiconductors. Also hurting our result were picks in technology hardware, storage & peripherals. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an overweight in onsemi (-28%). This period we increased our stake in onsemi, and it was among our largest holdings. The fund's second-largest relative detractor was our non-index stake in GlobalFoundries (-20%). This period we increased our stake in GlobalFoundries, and it was among the fund's biggest holdings. An underweight in Broadcom (+82%) also detracted. The company was among the fund's largest holdings.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in the semiconductor materials & equipment group.
•The fund's top individual relative contributor this period was avoiding Intel, an index component that returned -13%. The second-largest relative contributor was an underweight in Texas Instruments (+18%). This period we decreased our position in Texas Instruments. Not owning SolarEdge Technologies, an index component that returned -88%, was another notable relative contributor.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	40.05%	34.27%	31.27%
MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index	49.12%	35.15%	31.57%
S&P 500® Index	22.15%	15.00%	13.42%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$2,698,217,311
Number of Holdings	45
Total Advisory Fee	$11,387,050
Portfolio Turnover	30%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	92.7
Technology Hardware, Storage & Peripherals	2.4
Electronic Equipment, Instruments & Components	0.1
Financial Services	0.0
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	25.8
ON Semiconductor Corp	7.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	6.1
NXP Semiconductors NV	5.6
Micron Technology Inc	5.4
ASML Holding NV depository receipt	5.0
GlobalFoundries Inc	4.8
Lam Research Corp	4.8
Broadcom Inc	4.3
Advanced Micro Devices Inc	3.8
72.9

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913445.100    3296-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Utilities Fund Fidelity Advisor® Utilities Fund Class A : FUGAX

This annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 109	1.00%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, both security selection and market selection contributed to the fund's performance versus the MSCI US IMI Utilities 25/50 Index for the fiscal year, led by our stock picks in electric utilities. An overweight in independent power producers & energy traders also boosted the fund's relative performance, as did stock choices and an underweight in multi-utilities.
•The top individual relative contributor was an overweight in Vistra (+185%). This period we decreased our position in the stock, but the company was among the fund's biggest holdings at the end of the period. A second notable relative contributor was an overweight in Constellation Energy (+99%). Like Vistra, we decreased our position in Constellation Energy this period, but the stock remained among the fund's largest holdings. Another notable relative contributor was an underweight in Exelon (-8%), a stock was not held at period end.
•In contrast, the biggest detractors from performance versus the sector index were stock picking and an overweight in renewable electricity. Our picks in coal & consumable fuels and gas utilities also hurt. Lastly, the fund's position in cash was a notable detractor.
•The largest individual relative detractor was an overweight in NextEra Energy Partners (-48%), the yield company subsidiary of another fund holding, NextEra Energy. This period we increased our investment in the stock. Other notable relative detractors included underweights in Duke Energy (+22%) and DTE Energy (+9%). We exited our positions in both during the period.
•Notable changes in positioning include decreased exposure to water utilities and a higher allocation to multi-utilities.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	9.78%	7.73%	8.52%
Class A (without 5.75% sales charge)	16.48%	9.02%	9.17%
MSCI U.S. IMI Utilities 25-50 Index	12.64%	7.02%	9.36%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$819,716,826
Number of Holdings	30
Total Advisory Fee	$4,138,318
Portfolio Turnover	84%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	63.0
Multi-Utilities	23.0
Independent Power and Renewable Electricity Producers	7.0
Gas Utilities	2.2
Oil, Gas & Consumable Fuels	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	12.7
Sempra	7.1
PG&E Corp	5.9
American Electric Power Co Inc	5.6
Edison International	5.4
Public Service Enterprise Group Inc	5.0
Eversource Energy	5.0
Constellation Energy Corp	5.0
Entergy Corp	4.8
FirstEnergy Corp	4.3
60.8

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913407.100    186-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Utilities Fund Fidelity Advisor® Utilities Fund Class C : FUGCX

This annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 189	1.75%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, both security selection and market selection contributed to the fund's performance versus the MSCI US IMI Utilities 25/50 Index for the fiscal year, led by our stock picks in electric utilities. An overweight in independent power producers & energy traders also boosted the fund's relative performance, as did stock choices and an underweight in multi-utilities.
•The top individual relative contributor was an overweight in Vistra (+185%). This period we decreased our position in the stock, but the company was among the fund's biggest holdings at the end of the period. A second notable relative contributor was an overweight in Constellation Energy (+99%). Like Vistra, we decreased our position in Constellation Energy this period, but the stock remained among the fund's largest holdings. Another notable relative contributor was an underweight in Exelon (-8%), a stock was not held at period end.
•In contrast, the biggest detractors from performance versus the sector index were stock picking and an overweight in renewable electricity. Our picks in coal & consumable fuels and gas utilities also hurt. Lastly, the fund's position in cash was a notable detractor.
•The largest individual relative detractor was an overweight in NextEra Energy Partners (-48%), the yield company subsidiary of another fund holding, NextEra Energy. This period we increased our investment in the stock. Other notable relative detractors included underweights in Duke Energy (+22%) and DTE Energy (+9%). We exited our positions in both during the period.
•Notable changes in positioning include decreased exposure to water utilities and a higher allocation to multi-utilities.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	14.64%	8.20%	8.51%
Class C	15.64%	8.20%	8.51%
MSCI U.S. IMI Utilities 25-50 Index	12.64%	7.02%	9.36%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$819,716,826
Number of Holdings	30
Total Advisory Fee	$4,138,318
Portfolio Turnover	84%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	63.0
Multi-Utilities	23.0
Independent Power and Renewable Electricity Producers	7.0
Gas Utilities	2.2
Oil, Gas & Consumable Fuels	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	12.7
Sempra	7.1
PG&E Corp	5.9
American Electric Power Co Inc	5.6
Edison International	5.4
Public Service Enterprise Group Inc	5.0
Eversource Energy	5.0
Constellation Energy Corp	5.0
Entergy Corp	4.8
FirstEnergy Corp	4.3
60.8

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913411.100    477-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class C : FCLCX

This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 198	1.76%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark for the fiscal year, led by industrial machinery & supplies & components. Stock picks and an overweight in aerospace & defense also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Howmet Aerospace (+88%). The second-largest relative contributor was an overweight in General Electric (+88%), the fund's largest holding. Not owning United Parcel Service, an index component that returned roughly -27%, also contributed.
•In contrast, the primary detractor from performance versus the sector index was security selection in construction & engineering. The largest individual relative detractor was an overweight in Boeing (-20%), one of the fund's biggest holdings. A second notable relative detractor was an overweight in Knight-Swift Transportation (-9%). Another notable relative detractor was an overweight in Chart Industries (-12%).
•Notable changes in positioning include increased exposure to the trading companies & distributors industry and a lower allocation to environmental & facilities services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	24.68%	11.08%	9.61%
Class C	25.68%	11.08%	9.61%
MSCI U.S. IMI Industrials 25-50 Index	18.81%	12.83%	11.57%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$582,010,248
Number of Holdings	51
Total Advisory Fee	$3,019,014
Portfolio Turnover	29%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	22.7
Machinery	20.2
Ground Transportation	13.1
Electrical Equipment	11.1
Building Products	10.2
Trading Companies & Distributors	5.6
Construction & Engineering	3.8
Air Freight & Logistics	3.6
Professional Services	3.2
Others	5.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
General Electric Co	6.3
Union Pacific Corp	4.9
Ingersoll Rand Inc	4.9
Howmet Aerospace Inc	4.7
Boeing Co	4.2
Parker-Hannifin Corp	4.1
Trane Technologies PLC	3.9
TransDigm Group Inc	3.7
FedEx Corp	3.4
Eaton Corp PLC	3.3
43.4

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913400.100    283-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Energy Fund Fidelity Advisor® Energy Fund Class C : FNRCX

This annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 183	1.74%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas exploration & production. Stock picks in integrated oil & gas and independent power producers & energy traders also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in TechnipFMC (+62%). We pared our stake in TechnipFMC. The second-largest relative contributor was an underweight in Chevron (+2%). The stock was one of the fund's largest holdings even though we reduced the position this period. Another notable relative contributor was our non-index stake in Vistra (+186%).
•In contrast, the biggest detractors from performance versus the sector index were security selection and an underweight in oil & gas storage & transportation. Also hurting our relative result were overweights in oil & gas drilling and oil & gas equipment & services.
•Not owning Targa Resources, an index component that gained 69%, was the fund's biggest individual relative detractor. Not owning Williams Companies, an index component that gained 31%, was the fund's second-largest relative detractor. Another notable relative detractor this period was avoiding ONEOK, an index component that gained about 30%.
•Notable changes in positioning include increased exposure to the oil & gas drilling industry and a lower allocation to oil & gas exploration & production.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	9.61%	13.60%	2.05%
Class C	10.61%	13.60%	2.05%
MSCI U.S. IMI Energy 25-50 Index	10.33%	14.09%	3.10%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,311,457,602
Number of Holdings	43
Total Advisory Fee	$7,393,032
Portfolio Turnover	31%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	81.1
Energy Equipment & Services	16.3
Independent Power and Renewable Electricity Producers	1.4
Machinery	1.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.8
Cenovus Energy Inc	6.2
Schlumberger NV	5.4
Chevron Corp	4.8
Marathon Petroleum Corp	4.8
Canadian Natural Resources Ltd	4.5
Valero Energy Corp	3.9
Cheniere Energy Inc	3.9
Occidental Petroleum Corp	3.8
Hess Corp	3.4
65.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913420.100    528-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Technology Fund Fidelity Advisor® Technology Fund Class C : FTHCX

This annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 192	1.70%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, industry positioning was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year, led by an overweight in the outperforming semiconductors group. An underweight in technology hardware, storage & peripherals also boosted the fund's relative performance.
•The fund's top individual relative contributor was an overweight in Nvidia (+150%), which was the biggest holding at period end even though we reduced our stake. The second-largest relative contributor was an underweight position in Apple (+13%). Still, Apple was one of the fund's largest holdings. Our larger-than-index stake in Splunk (+36%) also contributed. Splunk was not held at period end.
•In contrast, the biggest detractor from the fund's performance versus the sector index was stock picking in semiconductors. An overweight in the lagging internet services & infrastructure group also hampered the fund's relative result.
•The fund's largest individual relative detractor was an overweight in onsemi (-28%). We increased the size of the position in onsemi, and it was one of our largest holdings as of July 31. The fund's second-largest relative detractor this period was avoiding Broadcom, an index component that gained 82%. A non-index stake in GlobalFoundries (-20%) also notably hurt, but we increased our holdings this period.
•Notable changes in positioning include decreased exposure to the application software and internet services & infrastructure industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	25.14%	23.42%	20.21%
Class C	26.14%	23.42%	20.21%
MSCI U.S. IMI Information Technology 25-50 Index	25.80%	22.25%	20.42%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$6,458,251,428
Number of Holdings	89
Total Advisory Fee	$31,726,651
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	41.8
Technology Hardware, Storage & Peripherals	20.7
Software	20.6
IT Services	4.4
Communications Equipment	2.5
Ground Transportation	2.2
Broadline Retail	1.5
Hotels, Restaurants & Leisure	0.6
Entertainment	0.5
Others	0.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	20.1
Apple Inc	19.2
Microsoft Corp	10.7
NXP Semiconductors NV	4.4
ON Semiconductor Corp	4.4
Marvell Technology Inc	3.9
Servicenow Inc	3.6
Okta Inc Class A	2.9
GlobalFoundries Inc	2.8
Cisco Systems Inc	2.5
74.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913416.100    476-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class A : FELAX

This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 115	0.96%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, especially within semiconductors. Also hurting our result were picks in technology hardware, storage & peripherals. Lastly, the fund's position in cash was a notable detractor.
•The biggest individual relative detractor was an overweight in onsemi (-28%). This period we increased our stake in onsemi, and it was among our largest holdings. The fund's second-largest relative detractor was our non-index stake in GlobalFoundries (-20%). This period we increased our stake in GlobalFoundries, and it was among the fund's biggest holdings. An underweight in Broadcom (+82%) also detracted. The company was among the fund's largest holdings.
•In contrast, the primary contributors to performance versus the industry index were picks and an underweight in the semiconductor materials & equipment group.
•The fund's top individual relative contributor this period was avoiding Intel, an index component that returned -13%. The second-largest relative contributor was an underweight in Texas Instruments (+18%). This period we decreased our position in Texas Instruments. Not owning SolarEdge Technologies, an index component that returned -88%, was another notable relative contributor.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	31.49%	32.17%	25.79%
Class A (without 5.75% sales charge)	39.52%	33.75%	26.53%
MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index	49.12%	35.15%	26.86%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$2,698,217,311
Number of Holdings	45
Total Advisory Fee	$11,387,050
Portfolio Turnover	30%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	92.7
Technology Hardware, Storage & Peripherals	2.4
Electronic Equipment, Instruments & Components	0.1
Financial Services	0.0
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	25.8
ON Semiconductor Corp	7.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	6.1
NXP Semiconductors NV	5.6
Micron Technology Inc	5.4
ASML Holding NV depository receipt	5.0
GlobalFoundries Inc	4.8
Lam Research Corp	4.8
Broadcom Inc	4.3
Advanced Micro Devices Inc	3.8
72.9

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping).The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913443.100    138-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Real Estate Fund Fidelity Advisor® Real Estate Fund Class I : FHEIX

This annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 83	0.79%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection and industry positioning were the primary detractors from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially "other specialized" real estate investment trusts. Subpar picks and outsized exposure to the industrial and multi-family residential industries hurt as well.
•The biggest individual relative detractor this period was avoiding Iron Mountain, an index component that gained 73%. Similarly, not owning Simon Property Group, an index component that rose about 30%, proved detrimental to performance as well. An overweight stake in Americold Realty Trust (-4%) was another challenge, though we increased our investment in the stock this period.
•In contrast, the biggest contributor to performance versus the real estate index was stock selection among real estate services firms. Picks in health care also boosted the fund's relative performance. An undersized stake in timber REITs was another plus.
•The top individual relative contributor was an outsized stake in CBRE Group (+35%). The company was one of the fund's largest holdings. Avoiding shares of Realty Income, an index component that returned about -1%, aided performance as well. Not owning Weyerhaeuser, an index component that returned -4%, also proved advantageous.
•Notable changes in positioning include increased exposure to the retail industry and a lower allocation to other specialized REITs.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	10.40%	2.36%	4.60%
MSCI US IMI Real Estate 25/50 Linked Index	10.73%	1.64%	4.72%
S&P 500® Index	22.15%	15.00%	13.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$237,005,518
Number of Holdings	35
Total Advisory Fee	$1,374,363
Portfolio Turnover	24%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	37.6
Industrial REITs	16.2
Residential REITs	14.2
Retail REITs	10.8
Health Care REITs	9.1
Real Estate Management & Development	7.7
Hotel & Resort REITs	2.5
Office REITs	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	9.6
Equinix Inc	7.8
Crown Castle Inc	7.5
CBRE Group Inc Class A	6.3
American Tower Corp	5.9
Ventas Inc	5.8
CubeSmart	5.4
Digital Realty Trust Inc	3.5
Welltower Inc	3.3
Mid-America Apartment Communities Inc	3.3
58.4

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913449.100    1132-TSRA-0924

Item 2.

Code of Ethics

As of the end of the period, July 31, 2024, Fidelity Advisor Series VII (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financials Fund, Fidelity Advisor Global Real Estate Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Real Estate Fund, Fidelity Advisor Semiconductors Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Biotechnology Fund	$51,800	$-	$7,700	$1,300
Fidelity Advisor Consumer Discretionary Fund	$34,400	$-	$9,200	$900
Fidelity Advisor Energy Fund	$36,300	$-	$10,800	$1,000
Fidelity Advisor Financials Fund	$36,200	$-	$11,100	$1,000
Fidelity Advisor Global Real Estate Fund	$43,700	$-	$9,800	$1,100
Fidelity Advisor Health Care Fund	$36,300	$-	$9,900	$1,000
Fidelity Advisor Industrials Fund	$38,300	$-	$10,900	$900
Fidelity Advisor Real Estate Fund	$38,300	$-	$8,900	$1,000
Fidelity Advisor Semiconductors Fund	$34,200	$-	$8,200	$900
Fidelity Advisor Technology Fund	$37,900	$-	$9,400	$1,000
Fidelity Advisor Utilities Fund	$34,000	$-	$9,700	$900

July 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Biotechnology Fund	$51,900	$-	$7,200	$1,300
Fidelity Advisor Consumer Discretionary Fund	$34,500	$-	$8,700	$900
Fidelity Advisor Energy Fund	$36,500	$-	$10,000	$1,000
Fidelity Advisor Financials Fund	$36,400	$-	$9,700	$1,000
Fidelity Advisor Global Real Estate Fund	$43,900	$-	$8,900	$1,100
Fidelity Advisor Health Care Fund	$36,400	$-	$8,900	$1,000
Fidelity Advisor Industrials Fund	$35,400	$-	$8,700	$900
Fidelity Advisor Real Estate Fund	$38,500	$-	$8,700	$1,000
Fidelity Advisor Semiconductors Fund	$34,500	$-	$7,200	$900
Fidelity Advisor Technology Fund	$38,100	$-	$8,900	$1,000
Fidelity Advisor Utilities Fund	$34,100	$-	$8,900	$900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2024A	July 31, 2023A
Audit-Related Fees	$200,000	$80,000
Tax Fees	$-	$-
All Other Fees	$1,929,500	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2024A	July 31, 2023A
Deloitte Entities	$5,065,100	$3,404,800

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor Focus Funds®

Fidelity Advisor® Biotechnology Fund
Fidelity Advisor® Consumer Discretionary Fund
Fidelity Advisor® Energy Fund
Fidelity Advisor® Financials Fund
Fidelity Advisor® Health Care Fund
Fidelity Advisor® Industrials Fund
Fidelity Advisor® Semiconductors Fund
Fidelity Advisor® Technology Fund
Fidelity Advisor® Utilities Fund

Annual Report
July 31, 2024

Contents

Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Biotechnology Fund
Fidelity Advisor® Consumer Discretionary Fund
Fidelity Advisor® Energy Fund
Fidelity Advisor® Financials Fund
Fidelity Advisor® Health Care Fund
Fidelity Advisor® Industrials Fund
Fidelity Advisor® Semiconductors Fund
Fidelity Advisor® Technology Fund
Fidelity Advisor® Utilities Fund
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Biotechnology Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 96.7%
	Shares	Value ($)
Biotechnology - 91.1%
Biotechnology - 91.1%
AbbVie, Inc.	1,777,380	329,384,061
Acelyrin, Inc. (a)(b)	1,264,947	7,589,682
Allakos, Inc. (a)(c)	4,856,700	4,371,030
Allogene Therapeutics, Inc. (a)(b)	2,074,832	6,100,006
Alnylam Pharmaceuticals, Inc. (a)	345,386	82,015,360
ALX Oncology Holdings, Inc. (a)(b)	920,239	4,417,147
Amgen, Inc.	513,303	170,657,848
AnaptysBio, Inc. (a)(b)	423,100	14,740,804
Annexon, Inc. (a)	501,548	3,214,923
Apellis Pharmaceuticals, Inc. (a)	333,600	13,210,560
Apogee Therapeutics, Inc. (b)	470,123	22,894,990
Arcellx, Inc. (a)	384,000	23,735,040
Argenx SE ADR (a)	132,000	68,094,840
Arrowhead Pharmaceuticals, Inc. (a)	399,890	11,420,858
Ascendis Pharma A/S sponsored ADR (a)(b)	474,825	63,389,138
Astria Therapeutics, Inc. (a)(b)	978,738	11,431,660
Astria Therapeutics, Inc. warrants (a)	247,630	1,600,130
Autolus Therapeutics PLC ADR (a)(b)	3,009,146	14,112,895
Bicycle Therapeutics PLC ADR (a)(b)	150,200	3,651,362
Blueprint Medicines Corp. (a)	157,026	17,005,916
Boundless Bio, Inc.	189,933	731,242
Boundless Bio, Inc.	9,400	36,190
BridgeBio Pharma, Inc. (d)	393,764	10,218,176
BridgeBio Pharma, Inc. (a)	245,200	6,362,940
Cargo Therapeutics, Inc.	204,001	3,474,137
Cargo Therapeutics, Inc. (d)	169,762	2,891,047
Cartesian Therapeutics, Inc. (d)	167,950	2,737,585
Celldex Therapeutics, Inc. (a)	426,252	16,244,464
Cogent Biosciences, Inc. (a)(b)	1,331,700	12,557,931
Crinetics Pharmaceuticals, Inc. (a)	534,100	28,371,392
Cytokinetics, Inc. (a)	796,371	46,993,853
Denali Therapeutics, Inc. (a)	243,007	5,922,081
Dianthus Therapeutics, Inc. (a)	500,662	14,909,714
Exact Sciences Corp. (a)	228,200	10,424,176
Immunovant, Inc. (a)	466,900	13,572,783
Insmed, Inc. (a)	137,200	9,981,300
Janux Therapeutics, Inc. (a)	391,585	15,898,351
Keros Therapeutics, Inc. (a)	249,200	12,499,872
Kymera Therapeutics, Inc. (a)	43,000	1,986,600
Larimar Therapeutics, Inc. (a)	524,800	4,403,072
Madrigal Pharmaceuticals, Inc. (a)(b)	81,600	23,228,256
Merus BV (a)(b)	473,500	25,114,440
Mineralys Therapeutics, Inc. (a)(b)	301,700	3,738,063
Monte Rosa Therapeutics, Inc. (a)(b)	982,758	4,442,066
Moonlake Immunotherapeutics Class A (a)(b)	204,962	8,536,667
Neurogene, Inc. (a)(b)	133,000	5,471,620
Nuvalent, Inc. Class A (a)(b)	341,177	27,273,689
ORIC Pharmaceuticals, Inc. (a)(b)	581,716	6,515,219
Perspective Therapeutics, Inc. (a)(b)	309,233	4,205,569
Q32 Bio, Inc. (a)(b)	241,078	9,180,250
Regeneron Pharmaceuticals, Inc. (a)	117,500	126,804,825
Revolution Medicines, Inc. (a)	375,200	17,124,128
Sarepta Therapeutics, Inc. (a)	190,200	27,054,048
Savara, Inc. (a)	986,500	4,537,900
Scholar Rock Holding Corp. (a)(b)	448,880	4,075,830
Scholar Rock Holding Corp. warrants 12/31/25 (a)(d)	6,000	18,854
Shattuck Labs, Inc. (a)(b)	1,318,444	5,247,407
Spyre Therapeutics, Inc. (a)	629,468	17,310,370
Tango Therapeutics, Inc. (d)	317,852	3,130,842
Tango Therapeutics, Inc. (a)(b)	406,869	4,007,660
Tectonic Therapeutic, Inc. (d)	72,841	1,305,311
Tyra Biosciences, Inc. (a)(b)	390,888	8,662,078
Vaxcyte, Inc. (a)	598,729	47,233,731
Vertex Pharmaceuticals, Inc. (a)	172,400	85,462,128
Viking Therapeutics, Inc. (a)(b)	716,687	40,851,159
Viridian Therapeutics, Inc. (a)	1,284,907	21,650,683
Xenon Pharmaceuticals, Inc. (a)	525,558	22,667,317
Zentalis Pharmaceuticals, Inc. (a)	667,156	2,595,237
		1,650,700,503
Pharmaceuticals - 5.6%
Pharmaceuticals - 5.6%
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(e)	1,915,787	383,157
Alto Neuroscience, Inc. (b)	289,600	3,121,888
Arvinas Holding Co. LLC (a)	324,800	8,935,248
Axsome Therapeutics, Inc. (a)(b)	53,100	4,636,161
Contineum Therapeutics, Inc. Class A (b)	264,800	5,311,888
Edgewise Therapeutics, Inc. (a)	199,100	3,390,673
Enliven Therapeutics, Inc. (d)	73,200	1,931,016
Enliven Therapeutics, Inc. (a)(b)	676,113	17,835,861
Enliven Therapeutics, Inc. rights (a)(e)	739,725	7
Longboard Pharmaceuticals, Inc. (a)	286,270	9,515,615
Neumora Therapeutics, Inc. (b)	902,400	11,604,864
Rapport Therapeutics, Inc.	13,400	304,448
Rapport Therapeutics, Inc.	167,046	3,795,285
Structure Therapeutics, Inc. ADR (a)(b)	315,269	11,787,908
UCB SA	117,600	19,682,708
		102,236,727
TOTAL COMMON STOCKS (Cost $1,068,889,691)		1,752,937,230

Convertible Preferred Stocks - 1.8%
	Shares	Value ($)
Biotechnology - 1.5%
Biotechnology - 1.5%
Bright Peak Therapeutics, Inc.:
Series B (a)(d)(e)	1,920,122	3,129,799
Series C (d)(e)	873,604	995,909
Cardurion Pharmaceuticals, Inc. Series B (d)(e)	331,596	1,624,025
Endeavor BioMedicines, Inc. Series C (d)(e)	526,643	3,781,297
Fog Pharmaceuticals, Inc. Series D (a)(d)(e)	239,281	1,459,614
LifeMine Therapeutics, Inc. Series C (a)(d)(e)	1,950,028	4,036,558
Sonoma Biotherapeutics, Inc.:
Series B (a)(d)(e)	1,967,762	5,647,477
Series B1 (a)(d)(e)	1,049,456	3,400,237
T-Knife Therapeutics, Inc. Series B (a)(d)(e)	1,300,097	2,171,162
Treeline Biosciences Series A (a)(d)(e)	47,600	427,448
		26,673,526
Financial Services - 0.2%
Diversified Financial Services - 0.2%
Kartos Therapeutics, Inc. Series C (d)(e)	530,692	3,422,963
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Wugen, Inc. Series B (a)(d)(e)	580,277	2,413,952
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(d)(e)	1,915,787	19
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $42,469,781)		32,510,460

Convertible Bonds - 0.1%
	Principal Amount (f)	Value ($)
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Wugen, Inc. 10% 6/14/25 (d)(e) (Cost $831,313)	831,313	850,350

Money Market Funds - 9.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	21,077,669	21,081,884
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	155,084,448	155,099,956
TOTAL MONEY MARKET FUNDS (Cost $176,177,717)		176,181,840

TOTAL INVESTMENT IN SECURITIES - 108.3% (Cost $1,288,368,502)	1,962,479,880
NET OTHER ASSETS (LIABILITIES) - (8.3)%	(150,295,899)
NET ASSETS - 100.0%	1,812,183,981

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,593,641 or 3.1% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Afferent Pharmaceuticals, Inc. Series C	7/01/15	0

BridgeBio Pharma, Inc.	9/25/23	10,737,944

Bright Peak Therapeutics, Inc. Series B	5/14/21	7,499,997

Bright Peak Therapeutics, Inc. Series C	5/07/24	990,230

Cardurion Pharmaceuticals, Inc. Series B	7/10/24	1,624,025

Cargo Therapeutics, Inc.	5/28/24	2,885,954

Cartesian Therapeutics, Inc.	7/02/24	3,359,000

Endeavor BioMedicines, Inc. Series C	4/22/24	3,436,135

Enliven Therapeutics, Inc.	3/19/24	1,024,800

Fog Pharmaceuticals, Inc. Series D	11/17/22	2,575,405

Kartos Therapeutics, Inc. Series C	8/22/23	3,000,002

LifeMine Therapeutics, Inc. Series C	2/15/22	3,971,408

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Sonoma Biotherapeutics, Inc. Series B	7/26/21	3,888,888

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,111,112

T-Knife Therapeutics, Inc. Series B	6/30/21	7,500,000

Tango Therapeutics, Inc.	8/09/23	1,636,938

Tectonic Therapeutic, Inc.	1/30/24	1,689,995

Treeline Biosciences Series A	7/30/21	372,589

Wugen, Inc. Series B	7/09/21	4,499,990

Wugen, Inc. 10% 6/14/25	6/14/24	831,313

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	14,192,363	609,044,110	602,155,374	714,416	785	-	21,081,884	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	200,794,912	1,013,864,473	1,059,559,429	1,406,063	-	-	155,099,956	0.7%
Total	214,987,275	1,622,908,583	1,661,714,803	2,120,479	785	-	176,181,840

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Allakos, Inc.	-	7,909,224	-	-	-	(3,538,194)	4,371,030
Total	-	7,909,224	-	-	-	(3,538,194)	4,371,030

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,752,937,230	1,750,935,082	1,618,984	383,164

Convertible Preferred Stocks	32,510,460	-	-	32,510,460

Convertible Bonds	850,350	-	-	850,350

Money Market Funds	176,181,840	176,181,840	-	-
Total Investments in Securities:	1,962,479,880	1,927,116,922	1,618,984	33,743,974

Net Unrealized Appreciation on Unfunded Commitments	2,795,057	-	-	2,795,057
Total	2,795,057	-	-	2,795,057
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$39,058,366
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(4,634,964)
Cost of Purchases	9,050,392
Proceeds of Sales	(3,734,583)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(7,228,751)
Ending Balance	$32,510,460
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2024	$(4,637,469)
Other Investments in Securities
Beginning Balance	$3,827,453
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(1,666,856)
Cost of Purchases	831,313
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(1,758,396)
Ending Balance	$1,233,514
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2024	$(1,666,856)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity Advisor® Biotechnology Fund
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value (including securities loaned of $151,541,804) - See accompanying schedule:
Unaffiliated issuers (cost $1,104,281,561)	$1,781,927,010
Fidelity Central Funds (cost $176,177,717)	176,181,840
Other affiliated issuers (cost $7,909,224)	4,371,030

Total Investment in Securities (cost $1,288,368,502)		$1,962,479,880
Cash		6,281
Unrealized appreciation on unfunded commitments		2,795,057
Receivable for fund shares sold		1,635,553
Dividends receivable		2,889,727
Interest receivable		10,853
Distributions receivable from Fidelity Central Funds		147,464
Prepaid expenses		2,257
Other receivables		1,945
Total assets		1,969,969,017
Liabilities
Payable for investments purchased	$14,690
Payable for fund shares redeemed	1,294,831
Accrued management fee	1,003,967
Distribution and service plan fees payable	278,244
Other payables and accrued expenses	126,451
Collateral on securities loaned	155,066,853
Total liabilities		157,785,036
Net Assets		$1,812,183,981
Net Assets consist of:
Paid in capital		$1,095,097,712
Total accumulated earnings (loss)		717,086,269
Net Assets		$1,812,183,981

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($737,152,466 ÷ 22,797,329 shares)(a)		$32.34
Maximum offering price per share (100/94.25 of $32.34)		$34.31
Class M :
Net Asset Value and redemption price per share ($130,546,655 ÷ 4,416,733 shares)(a)		$29.56
Maximum offering price per share (100/96.50 of $29.56)		$30.63
Class C :
Net Asset Value and offering price per share ($92,045,601 ÷ 3,636,052 shares)(a)		$25.31
Class I :
Net Asset Value, offering price and redemption price per share ($768,135,863 ÷ 21,714,490 shares)		$35.37
Class Z :
Net Asset Value, offering price and redemption price per share ($84,303,396 ÷ 2,377,006 shares)		$35.47
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends		$19,987,119
Interest		10,853
Income from Fidelity Central Funds (including $1,406,063 from security lending)		2,120,479
Total income		22,118,451
Expenses
Management fee	$9,602,224
Transfer agent fees	1,600,789
Distribution and service plan fees	3,173,036
Accounting fees	250,241
Custodian fees and expenses	71,670
Independent trustees' fees and expenses	7,837
Registration fees	81,377
Audit fees	69,855
Legal	7,551
Interest	10,909
Miscellaneous	24,632
Total expenses before reductions	14,900,121
Expense reductions	(105,663)
Total expenses after reductions		14,794,458
Net Investment income (loss)		7,323,993
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	91,726,863
Fidelity Central Funds	785
Foreign currency transactions	16,501
Total net realized gain (loss)		91,744,149
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	316,453,971
Affiliated issuers	(3,538,194)
Unfunded commitments	2,895,903
Assets and liabilities in foreign currencies	404
Total change in net unrealized appreciation (depreciation)		315,812,084
Net gain (loss)		407,556,233
Net increase (decrease) in net assets resulting from operations		$414,880,226
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,323,993	$1,917,025
Net realized gain (loss)	91,744,149	80,783,949
Change in net unrealized appreciation (depreciation)	315,812,084	158,023,113
Net increase (decrease) in net assets resulting from operations	414,880,226	240,724,087
Distributions to shareholders	(18,817,060)	-

Share transactions - net increase (decrease)	(217,017,143)	(240,917,348)
Total increase (decrease) in net assets	179,046,023	(193,261)

Net Assets
Beginning of period	1,633,137,958	1,633,331,219
End of period	$1,812,183,981	$1,633,137,958

Financial Highlights
Fidelity Advisor® Biotechnology Fund Class A

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.34	$22.00	$32.58	$31.03	$25.48
Income from Investment Operations
Net investment income (loss) A,B	.10	.02	(.06)	.07	.03
Net realized and unrealized gain (loss)	7.22	3.32	(5.16)	4.42	7.40
Total from investment operations	7.32	3.34	(5.22)	4.49	7.43
Distributions from net investment income	(.32)	-	(.11)	(.13)	-
Distributions from net realized gain	-	-	(5.25)	(2.81)	(1.88)
Total distributions	(.32)	-	(5.36)	(2.94)	(1.88)
Net asset value, end of period	$32.34	$25.34	$22.00	$32.58	$31.03
Total Return C,D	29.21%	15.18%	(18.95)%	14.03%	30.00%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.99%	1.01%	1.00%	1.01%	1.02%
Expenses net of fee waivers, if any	.98%	1.00%	1.00%	1.00%	1.02%
Expenses net of all reductions	.98%	1.00%	1.00%	1.00%	1.02%
Net investment income (loss)	.39%	.07%	(.23)%	.20%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$737,152	$636,505	$594,911	$808,610	$722,896
Portfolio turnover rate G	73%	78%	43%	72%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Biotechnology Fund Class M

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.17	$20.17	$30.35	$29.08	$24.02
Income from Investment Operations
Net investment income (loss) A,B	.03	(.05)	(.13)	(.02)	(.05)
Net realized and unrealized gain (loss)	6.59	3.05	(4.73)	4.14	6.96
Total from investment operations	6.62	3.00	(4.86)	4.12	6.91
Distributions from net investment income	(.23)	-	(.07)	(.07)	-
Distributions from net realized gain	-	-	(5.25)	(2.78)	(1.85)
Total distributions	(.23)	-	(5.32)	(2.85)	(1.85)
Net asset value, end of period	$29.56	$23.17	$20.17	$30.35	$29.08
Total Return C,D	28.87%	14.87%	(19.18)%	13.69%	29.64%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.25%	1.29%	1.28%	1.28%	1.32%
Expenses net of fee waivers, if any	1.24%	1.28%	1.28%	1.28%	1.32%
Expenses net of all reductions	1.24%	1.28%	1.28%	1.28%	1.31%
Net investment income (loss)	.13%	(.20)%	(.51)%	(.07)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$130,547	$113,960	$109,815	$161,619	$144,568
Portfolio turnover rate G	73%	78%	43%	72%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Biotechnology Fund Class C

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.75	$17.27	$26.79	$25.97	$21.71
Income from Investment Operations
Net investment income (loss) A,B	(.07)	(.13)	(.21)	(.15)	(.15)
Net realized and unrealized gain (loss)	5.63	2.61	(4.07)	3.71	6.26
Total from investment operations	5.56	2.48	(4.28)	3.56	6.11
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	-	-	(5.24)	(2.73)	(1.85)
Total distributions	-	-	(5.24)	(2.74)	(1.85)
Net asset value, end of period	$25.31	$19.75	$17.27	$26.79	$25.97
Total Return C,D	28.15%	14.36%	(19.54)%	13.15%	29.07%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.72%	1.76%	1.75%	1.75%	1.77%
Expenses net of fee waivers, if any	1.72%	1.76%	1.74%	1.75%	1.77%
Expenses net of all reductions	1.72%	1.76%	1.74%	1.75%	1.76%
Net investment income (loss)	(.35)%	(.69)%	(.97)%	(.55)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$92,046	$119,843	$168,797	$328,417	$384,420
Portfolio turnover rate G	73%	78%	43%	72%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Biotechnology Fund Class I

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.71	$23.99	$35.00	$33.16	$27.08
Income from Investment Operations
Net investment income (loss) A,B	.19	.09	.01	.17	.11
Net realized and unrealized gain (loss)	7.88	3.63	(5.61)	4.72	7.88
Total from investment operations	8.07	3.72	(5.60)	4.89	7.99
Distributions from net investment income	(.41)	-	(.16)	(.21)	-
Distributions from net realized gain	-	-	(5.25)	(2.85)	(1.91)
Total distributions	(.41)	-	(5.41)	(3.05) C	(1.91)
Net asset value, end of period	$35.37	$27.71	$23.99	$35.00	$33.16
Total Return D	29.53%	15.51%	(18.74)%	14.34%	30.32%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72%	.74%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.72%	.73%	.73%	.74%	.75%
Expenses net of all reductions	.72%	.73%	.73%	.74%	.75%
Net investment income (loss)	.65%	.34%	.04%	.47%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$768,136	$701,786	$697,079	$1,129,492	$1,092,145
Portfolio turnover rate G	73%	78%	43%	72%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Biotechnology Fund Class Z

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.81	$24.04	$35.05	$33.22	$27.10
Income from Investment Operations
Net investment income (loss) A,B	.23	.13	.05	.21	.15
Net realized and unrealized gain (loss)	7.90	3.64	(5.62)	4.74	7.90
Total from investment operations	8.13	3.77	(5.57)	4.95	8.05
Distributions from net investment income	(.47)	-	(.19)	(.26)	(.02)
Distributions from net realized gain	-	-	(5.25)	(2.87)	(1.91)
Total distributions	(.47)	-	(5.44)	(3.12) C	(1.93)
Net asset value, end of period	$35.47	$27.81	$24.04	$35.05	$33.22
Total Return D	29.69%	15.68%	(18.63)%	14.49%	30.53%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.60%	.61%	.61%	.61%	.62%
Expenses net of fee waivers, if any	.60%	.60%	.60%	.61%	.62%
Expenses net of all reductions	.59%	.60%	.60%	.61%	.62%
Net investment income (loss)	.78%	.47%	.16%	.60%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$84,303	$61,044	$62,729	$89,641	$62,743
Portfolio turnover rate G	73%	78%	43%	72%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Consumer Discretionary Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
Automobile Components - 3.1%
Automotive Parts & Equipment - 3.1%
Adient PLC (a)	77,521	1,996,941
Aptiv PLC (a)	144,820	10,049,060
Magna International, Inc. (b)	59,080	2,621,380
		14,667,381
Automobiles - 12.5%
Automobile Manufacturers - 12.5%
General Motors Co.	182,150	8,072,888
Tesla, Inc. (a)	221,895	51,495,173
		59,568,061
Broadline Retail - 25.9%
Broadline Retail - 25.9%
Amazon.com, Inc. (a)	605,949	113,300,343
Etsy, Inc. (a)	38,180	2,487,045
MercadoLibre, Inc. (a)	2,125	3,546,413
Ollie's Bargain Outlet Holdings, Inc. (a)	37,543	3,665,699
		122,999,500
Building Products - 0.8%
Building Products - 0.8%
The AZEK Co., Inc. Class A, (a)	81,051	3,638,379
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Vestis Corp.	72,695	942,854
Consumer Staples Distribution & Retail - 1.1%
Consumer Staples Merchandise Retail - 0.6%
Dollar Tree, Inc. (a)	26,144	2,727,865
Food Distributors - 0.5%
Performance Food Group Co. (a)	37,392	2,580,048
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		5,307,913
Food Products - 0.4%
Packaged Foods & Meats - 0.4%
Lamb Weston Holdings, Inc.	36,560	2,194,331
Hotels, Restaurants & Leisure - 18.7%
Casinos & Gaming - 2.8%
Caesars Entertainment, Inc. (a)	74,591	2,979,910
Churchill Downs, Inc.	27,734	3,981,493
Penn Entertainment, Inc. (a)	76,475	1,527,206
Red Rock Resorts, Inc.	86,300	4,919,100
		13,407,709
Hotels, Resorts & Cruise Lines - 7.6%
Booking Holdings, Inc.	2,722	10,112,257
Hilton Worldwide Holdings, Inc.	67,585	14,508,472
Marriott International, Inc. Class A	31,174	7,085,850
Royal Caribbean Cruises Ltd. (b)	29,020	4,548,014
		36,254,593
Restaurants - 8.3%
Aramark	69,239	2,372,821
Brinker International, Inc. (a)	21,940	1,465,811
Chipotle Mexican Grill, Inc. (a)	136,710	7,426,087
Domino's Pizza, Inc.	18,914	8,108,432
McDonald's Corp.	43,561	11,561,089
Restaurant Brands International, Inc.	62,700	4,390,113
Starbucks Corp.	51,500	4,014,425
		39,338,778
TOTAL HOTELS, RESTAURANTS & LEISURE		89,001,080
Household Durables - 5.7%
Home Furnishings - 2.0%
Tempur Sealy International, Inc.	179,705	9,407,557
Homebuilding - 3.7%
KB Home	39,890	3,433,731
PulteGroup, Inc.	52,080	6,874,560
TopBuild Corp. (a)	15,085	7,218,776
		17,527,067
TOTAL HOUSEHOLD DURABLES		26,934,624
Specialty Retail - 23.6%
Apparel Retail - 5.1%
Aritzia, Inc. (a)	112,200	3,682,978
Burlington Stores, Inc. (a)	11,103	2,890,333
TJX Companies, Inc.	157,849	17,840,094
		24,413,405
Automotive Retail - 1.1%
Advance Auto Parts, Inc.	22,480	1,423,658
O'Reilly Automotive, Inc. (a)	3,540	3,987,244
		5,410,902
Home Improvement Retail - 11.0%
Floor & Decor Holdings, Inc. Class A (a)	60,618	5,940,564
Lowe's Companies, Inc.	93,292	22,904,119
The Home Depot, Inc.	64,083	23,592,797
		52,437,480
Homefurnishing Retail - 1.7%
Wayfair LLC Class A (a)	16,385	891,836
Williams-Sonoma, Inc.	45,470	7,033,300
		7,925,136
Other Specialty Retail - 4.7%
Academy Sports & Outdoors, Inc.	107,180	5,795,223
Dick's Sporting Goods, Inc.	53,469	11,568,018
Five Below, Inc. (a)	23,520	1,710,845
JD Sports Fashion PLC	876,100	1,482,172
Sally Beauty Holdings, Inc. (a)	135,680	1,553,536
		22,109,794
TOTAL SPECIALTY RETAIL		112,296,717
Textiles, Apparel & Luxury Goods - 8.0%
Apparel, Accessories & Luxury Goods - 4.1%
Capri Holdings Ltd. (a)	36,400	1,220,856
lululemon athletica, Inc. (a)	17,880	4,624,841
LVMH Moet Hennessy Louis Vuitton SE	2,357	1,662,539
PVH Corp.	47,919	4,887,259
Tapestry, Inc.	121,834	4,884,325
VF Corp.	133,890	2,270,774
		19,550,594
Footwear - 3.9%
Deckers Outdoor Corp. (a)	6,832	6,303,408
NIKE, Inc. Class B	128,982	9,655,593
On Holding AG (a)	31,484	1,304,067
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	20,900	1,361,217
		18,624,285
TOTAL TEXTILES, APPAREL & LUXURY GOODS		38,174,879
TOTAL COMMON STOCKS (Cost $247,432,893)		475,725,719

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	596,536	596,655
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	3,857,614	3,858,000
TOTAL MONEY MARKET FUNDS (Cost $4,454,655)		4,454,655

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $251,887,548)	480,180,374
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(4,626,116)
NET ASSETS - 100.0%	475,554,258

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	7,175,962	58,725,527	65,304,940	72,123	106	-	596,655	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	8,748,675	119,569,580	124,460,255	16,500	-	-	3,858,000	0.0%
Total	15,924,637	178,295,107	189,765,195	88,623	106	-	4,454,655

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	475,725,719	474,063,180	1,662,539	-

Money Market Funds	4,454,655	4,454,655	-	-
Total Investments in Securities:	480,180,374	478,517,835	1,662,539	-
Fidelity Advisor® Consumer Discretionary Fund
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value (including securities loaned of $3,794,046) - See accompanying schedule:
Unaffiliated issuers (cost $247,432,893)	$475,725,719
Fidelity Central Funds (cost $4,454,655)	4,454,655

Total Investment in Securities (cost $251,887,548)		$480,180,374
Foreign currency held at value (cost $19,952)		19,997
Receivable for fund shares sold		94,398
Dividends receivable		152,857
Distributions receivable from Fidelity Central Funds		7,687
Prepaid expenses		327
Other receivables		2,296
Total assets		480,457,936
Liabilities
Payable for fund shares redeemed	$638,363
Accrued management fee	272,887
Distribution and service plan fees payable	88,079
Other payables and accrued expenses	46,524
Collateral on securities loaned	3,857,825
Total liabilities		4,903,678
Net Assets		$475,554,258
Net Assets consist of:
Paid in capital		$230,449,089
Total accumulated earnings (loss)		245,105,169
Net Assets		$475,554,258

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($222,157,079 ÷ 5,192,845 shares)(a)		$42.78
Maximum offering price per share (100/94.25 of $42.78)		$45.39
Class M :
Net Asset Value and redemption price per share ($35,773,474 ÷ 918,407 shares)(a)		$38.95
Maximum offering price per share (100/96.50 of $38.95)		$40.36
Class C :
Net Asset Value and offering price per share ($31,368,737 ÷ 981,870 shares)(a)		$31.95
Class I :
Net Asset Value, offering price and redemption price per share ($144,233,649 ÷ 3,044,975 shares)		$47.37
Class Z :
Net Asset Value, offering price and redemption price per share ($42,021,319 ÷ 881,541 shares)		$47.67
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends		$3,562,253
Income from Fidelity Central Funds (including $16,500 from security lending)		88,623
Total income		3,650,876
Expenses
Management fee	$2,772,151
Transfer agent fees	453,837
Distribution and service plan fees	1,060,178
Accounting fees	96,285
Custodian fees and expenses	9,161
Independent trustees' fees and expenses	2,299
Registration fees	76,691
Audit fees	64,759
Legal	629
Miscellaneous	7,057
Total expenses before reductions	4,543,047
Expense reductions	(29,880)
Total expenses after reductions		4,513,167
Net Investment income (loss)		(862,291)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	30,917,284
Redemptions in-kind	15,311,646
Fidelity Central Funds	106
Foreign currency transactions	(4,135)
Total net realized gain (loss)		46,224,901
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,839,810
Assets and liabilities in foreign currencies	1,026
Total change in net unrealized appreciation (depreciation)		8,840,836
Net gain (loss)		55,065,737
Net increase (decrease) in net assets resulting from operations		$54,203,446
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(862,291)	$(990,830)
Net realized gain (loss)	46,224,901	11,406,804
Change in net unrealized appreciation (depreciation)	8,840,836	43,207,276
Net increase (decrease) in net assets resulting from operations	54,203,446	53,623,250
Distributions to shareholders	-	(17,163,089)

Share transactions - net increase (decrease)	(86,759,146)	30,658,500
Total increase (decrease) in net assets	(32,555,700)	67,118,661

Net Assets
Beginning of period	508,109,958	440,991,297
End of period	$475,554,258	$508,109,958

Financial Highlights
Fidelity Advisor® Consumer Discretionary Fund Class A

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$37.68	$35.05	$45.74	$33.70	$29.83
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.09)	(.16)	(.20)	(.04)
Net realized and unrealized gain (loss)	5.19	4.07	(7.62)	12.82	4.73
Total from investment operations	5.10	3.98	(7.78)	12.62	4.69
Distributions from net realized gain	-	(1.35)	(2.91)	(.58)	(.82)
Total distributions	-	(1.35)	(2.91)	(.58)	(.82)
Net asset value, end of period	$42.78	$37.68	$35.05	$45.74	$33.70
Total Return C,D	13.54%	12.14%	(18.26)%	37.68%	16.03%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.01%	1.04%	1.01%	1.03%	1.07%
Expenses net of fee waivers, if any	1.00%	1.04%	1.01%	1.03%	1.07%
Expenses net of all reductions	1.00%	1.04%	1.01%	1.03%	1.06%
Net investment income (loss)	(.22)%	(.27)%	(.38)%	(.48)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$222,157	$203,468	$188,092	$259,488	$159,603
Portfolio turnover rate G	25 % H	43%	34%	35%	41% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Discretionary Fund Class M

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$34.40	$32.20	$42.23	$31.23	$27.78
Income from Investment Operations
Net investment income (loss) A,B	(.17)	(.16)	(.24)	(.29)	(.11)
Net realized and unrealized gain (loss)	4.72	3.71	(7.02)	11.87	4.38
Total from investment operations	4.55	3.55	(7.26)	11.58	4.27
Distributions from net realized gain	-	(1.35)	(2.77)	(.58)	(.82)
Total distributions	-	(1.35)	(2.77)	(.58)	(.82)
Net asset value, end of period	$38.95	$34.40	$32.20	$42.23	$31.23
Total Return C,D	13.23%	11.87%	(18.49)%	37.32%	15.70%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.28%	1.31%	1.28%	1.30%	1.34%
Expenses net of fee waivers, if any	1.27%	1.30%	1.27%	1.30%	1.34%
Expenses net of all reductions	1.27%	1.30%	1.27%	1.29%	1.33%
Net investment income (loss)	(.49)%	(.53)%	(.64)%	(.75)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$35,773	$35,811	$35,219	$48,288	$33,896
Portfolio turnover rate G	25 % H	43%	34%	35%	41% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Discretionary Fund Class C

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$28.35	$26.92	$35.82	$26.69	$23.97
Income from Investment Operations
Net investment income (loss) A,B	(.29)	(.25)	(.36)	(.40)	(.21)
Net realized and unrealized gain (loss)	3.89	3.03	(5.87)	10.11	3.75
Total from investment operations	3.60	2.78	(6.23)	9.71	3.54
Distributions from net realized gain	-	(1.35)	(2.67)	(.58)	(.82)
Total distributions	-	(1.35)	(2.67)	(.58)	(.82)
Net asset value, end of period	$31.95	$28.35	$26.92	$35.82	$26.69
Total Return C,D	12.70%	11.32%	(18.88)%	36.66%	15.14%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.77%	1.80%	1.77%	1.79%	1.82%
Expenses net of fee waivers, if any	1.76%	1.79%	1.76%	1.79%	1.82%
Expenses net of all reductions	1.76%	1.79%	1.76%	1.79%	1.82%
Net investment income (loss)	(.99)%	(1.02)%	(1.13)%	(1.24)%	(.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$31,369	$43,294	$54,035	$85,549	$65,223
Portfolio turnover rate G	25 % H	43%	34%	35%	41% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Discretionary Fund Class I

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$41.61	$38.45	$49.91	$36.63	$32.27
Income from Investment Operations
Net investment income (loss) A,B	.02	- C	(.05)	(.10)	.04
Net realized and unrealized gain (loss)	5.74	4.51	(8.36)	13.96	5.14
Total from investment operations	5.76	4.51	(8.41)	13.86	5.18
Distributions from net realized gain	-	(1.35)	(3.05)	(.58)	(.82)
Total distributions	-	(1.35)	(3.05)	(.58)	(.82)
Net asset value, end of period	$47.37	$41.61	$38.45	$49.91	$36.63
Total Return D	13.84%	12.45%	(18.04)%	38.05%	16.34%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.77%	.75%	.77%	.79%
Expenses net of fee waivers, if any	.74%	.76%	.74%	.76%	.79%
Expenses net of all reductions	.74%	.76%	.74%	.76%	.79%
Net investment income (loss)	.04%	.01%	(.11)%	(.22)%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$144,234	$139,088	$118,859	$259,846	$134,907
Portfolio turnover rate G	25 % H	43%	34%	35%	41% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Discretionary Fund Class Z

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$41.82	$38.59	$50.10	$36.72	$32.31
Income from Investment Operations
Net investment income (loss) A,B	.07	.05	- C	(.04)	.09
Net realized and unrealized gain (loss)	5.78	4.53	(8.38)	14.00	5.14
Total from investment operations	5.85	4.58	(8.38)	13.96	5.23
Distributions from net realized gain	-	(1.35)	(3.13)	(.58)	(.82)
Total distributions	-	(1.35)	(3.13)	(.58)	(.82)
Net asset value, end of period	$47.67	$41.82	$38.59	$50.10	$36.72
Total Return D	13.99%	12.59%	(17.93)%	38.23%	16.48%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.62%	.64%	.62%	.64%	.66%
Expenses net of fee waivers, if any	.62%	.64%	.62%	.64%	.66%
Expenses net of all reductions	.62%	.64%	.62%	.64%	.66%
Net investment income (loss)	.16%	.13%	.01%	(.09)%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$42,021	$86,450	$44,785	$87,644	$48,668
Portfolio turnover rate G	25 % H	43%	34%	35%	41% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Energy Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
Energy Equipment & Services - 16.3%
Oil & Gas Drilling - 4.3%
Noble Corp. PLC	157,200	7,422,984
Odfjell Drilling Ltd.	664,656	3,478,439
Patterson-UTI Energy, Inc.	610,896	6,713,747
Shelf Drilling Ltd. (a)(b)	513,728	1,065,068
Valaris Ltd. (a)	474,600	37,298,814
		55,979,052
Oil & Gas Equipment & Services - 12.0%
Halliburton Co.	574,100	19,909,788
Liberty Energy, Inc. Class A	390,500	9,430,575
Oceaneering International, Inc. (a)	340,500	10,221,810
Schlumberger Ltd.	1,448,718	69,958,592
TechnipFMC PLC	1,450,300	42,783,850
Tidewater, Inc. (a)	34,900	3,453,704
Vallourec SA (a)	100,900	1,635,801
		157,394,120
TOTAL ENERGY EQUIPMENT & SERVICES		213,373,172
Independent Power and Renewable Electricity Producers - 1.4%
Independent Power Producers & Energy Traders - 1.4%
Vistra Corp.	232,400	18,410,728
Machinery - 1.0%
Industrial Machinery & Supplies & Components - 1.0%
Chart Industries, Inc. (a)(c)	82,600	13,305,208
Oil, Gas & Consumable Fuels - 81.1%
Integrated Oil & Gas - 42.4%
Cenovus Energy, Inc. (Canada) (c)	3,992,100	80,440,533
Chevron Corp.	392,208	62,937,618
Exxon Mobil Corp.	2,744,871	325,514,250
Imperial Oil Ltd.	234,900	16,828,276
Occidental Petroleum Corp.	819,900	49,866,318
Occidental Petroleum Corp. warrants 8/3/27 (a)	36,987	1,440,644
Suncor Energy, Inc.	472,300	18,862,581
		555,890,220
Oil & Gas Exploration & Production - 22.4%
Antero Resources Corp. (a)	578,700	16,793,874
Canadian Natural Resources Ltd.	1,680,300	59,659,078
Chord Energy Corp.	46,330	7,953,008
ConocoPhillips Co.	354,450	39,414,840
Devon Energy Corp.	46,700	2,196,301
Diamondback Energy, Inc.	213,400	43,172,954
EOG Resources, Inc.	60,686	7,694,985
Hess Corp.	288,400	44,246,328
National Energy Services Reunited Corp. (a)	2,082,400	20,261,752
Northern Oil & Gas, Inc.	60,030	2,592,696
Ovintiv, Inc.	593,600	27,566,784
Permian Resource Corp. Class A	177,500	2,722,850
Range Resources Corp.	474,400	14,815,512
SM Energy Co.	99,400	4,592,280
		293,683,242
Oil & Gas Refining & Marketing - 9.8%
Marathon Petroleum Corp.	351,978	62,307,146
Phillips 66 Co.	100,418	14,608,811
Valero Energy Corp.	320,200	51,782,744
		128,698,701
Oil & Gas Storage & Transportation - 6.5%
Cheniere Energy, Inc.	283,400	51,760,176
Energy Transfer LP	1,884,300	30,657,561
Golar LNG Ltd.	71,400	2,491,860
		84,909,597
TOTAL OIL, GAS & CONSUMABLE FUELS		1,063,181,760
TOTAL COMMON STOCKS (Cost $746,547,541)		1,308,270,868

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	3,328,969	3,329,635
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	18,240,356	18,242,180
TOTAL MONEY MARKET FUNDS (Cost $21,571,815)		21,571,815

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $768,119,356)	1,329,842,683
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(18,385,081)
NET ASSETS - 100.0%	1,311,457,602

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,065,068 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,273,105	204,621,843	205,565,629	247,875	316	-	3,329,635	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	39,722,849	948,469,256	969,949,925	68,159	-	-	18,242,180	0.1%
Total	43,995,954	1,153,091,099	1,175,515,554	316,034	316	-	21,571,815

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,308,270,868	1,308,270,868	-	-

Money Market Funds	21,571,815	21,571,815	-	-
Total Investments in Securities:	1,329,842,683	1,329,842,683	-	-
Fidelity Advisor® Energy Fund
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value (including securities loaned of $18,044,910) - See accompanying schedule:
Unaffiliated issuers (cost $746,547,541)	$1,308,270,868
Fidelity Central Funds (cost $21,571,815)	21,571,815

Total Investment in Securities (cost $768,119,356)		$1,329,842,683
Foreign currency held at value (cost $50,501)		49,986
Receivable for investments sold		4,578,179
Receivable for fund shares sold		1,223,058
Dividends receivable		40,774
Distributions receivable from Fidelity Central Funds		24,567
Prepaid expenses		812
Other receivables		104,447
Total assets		1,335,864,506
Liabilities
Payable for investments purchased	$4,287,544
Payable for fund shares redeemed	791,910
Accrued management fee	729,902
Distribution and service plan fees payable	193,441
Other payables and accrued expenses	162,251
Collateral on securities loaned	18,241,856
Total liabilities		24,406,904
Net Assets		$1,311,457,602
Net Assets consist of:
Paid in capital		$947,713,964
Total accumulated earnings (loss)		363,743,638
Net Assets		$1,311,457,602

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($397,263,190 ÷ 8,120,951 shares)(a)		$48.92
Maximum offering price per share (100/94.25 of $48.92)		$51.90
Class M :
Net Asset Value and redemption price per share ($111,844,226 ÷ 2,223,834 shares)(a)		$50.29
Maximum offering price per share (100/96.50 of $50.29)		$52.11
Class C :
Net Asset Value and offering price per share ($80,847,925 ÷ 1,815,498 shares)(a)		$44.53
Class I :
Net Asset Value, offering price and redemption price per share ($609,321,706 ÷ 11,725,892 shares)		$51.96
Class Z :
Net Asset Value, offering price and redemption price per share ($112,180,555 ÷ 2,160,968 shares)		$51.91
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends		$32,426,291
Income from Fidelity Central Funds (including $68,159 from security lending)		316,034
Total income		32,742,325
Expenses
Management fee	$7,470,757
Transfer agent fees	1,200,621
Distribution and service plan fees	2,350,978
Accounting fees	209,327
Custodian fees and expenses	47,685
Independent trustees' fees and expenses	6,298
Registration fees	106,952
Audit fees	56,472
Legal	2,562
Interest	9,653
Miscellaneous	18,168
Total expenses before reductions	11,479,473
Expense reductions	(77,876)
Total expenses after reductions		11,401,597
Net Investment income (loss)		21,340,728
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	86,976,139
Redemptions in-kind	42,342,201
Fidelity Central Funds	316
Foreign currency transactions	(49,106)
Total net realized gain (loss)		129,269,550
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(30,845,192)
Assets and liabilities in foreign currencies	12,743
Total change in net unrealized appreciation (depreciation)		(30,832,449)
Net gain (loss)		98,437,101
Net increase (decrease) in net assets resulting from operations		$119,777,829
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,340,728	$35,265,025
Net realized gain (loss)	129,269,550	43,349,912
Change in net unrealized appreciation (depreciation)	(30,832,449)	113,842,540
Net increase (decrease) in net assets resulting from operations	119,777,829	192,457,477
Distributions to shareholders	(23,514,383)	(33,434,847)

Share transactions - net increase (decrease)	(146,093,812)	(175,324,623)
Total increase (decrease) in net assets	(49,830,366)	(16,301,993)

Net Assets
Beginning of period	1,361,287,968	1,377,589,961
End of period	$1,311,457,602	$1,361,287,968

Financial Highlights
Fidelity Advisor® Energy Fund Class A

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$44.81	$39.49	$23.59	$16.59	$27.88
Income from Investment Operations
Net investment income (loss) A,B	.73	.96	.80	.65 C	.57
Net realized and unrealized gain (loss)	4.26	5.26	15.68	6.94	(11.42)
Total from investment operations	4.99	6.22	16.48	7.59	(10.85)
Distributions from net investment income	(.88)	(.90)	(.58)	(.59)	(.44)
Total distributions	(.88)	(.90)	(.58)	(.59)	(.44)
Net asset value, end of period	$48.92	$44.81	$39.49	$23.59	$16.59
Total Return D,E	11.44%	15.94%	71.12%	46.78%	(39.54)%
Ratios to Average Net Assets A,F,G
Expenses before reductions	1.00%	1.01%	1.05%	1.11%	1.14%
Expenses net of fee waivers, if any	.99%	1.01%	1.04%	1.11%	1.14%
Expenses net of all reductions	.99%	1.01%	1.04%	1.11%	1.12%
Net investment income (loss)	1.59%	2.29%	2.43%	3.15% C	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$397,263	$379,351	$361,023	$175,221	$114,321
Portfolio turnover rate H	31 % I	21%	37%	45%	84% I

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.60%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Energy Fund Class M

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$46.03	$40.53	$24.20	$17.00	$28.53
Income from Investment Operations
Net investment income (loss) A,B	.63	.88	.73	.60 C	.53
Net realized and unrealized gain (loss)	4.38	5.39	16.11	7.13	(11.71)
Total from investment operations	5.01	6.27	16.84	7.73	(11.18)
Distributions from net investment income	(.75)	(.77)	(.51)	(.53)	(.35)
Total distributions	(.75)	(.77)	(.51)	(.53)	(.35)
Net asset value, end of period	$50.29	$46.03	$40.53	$24.20	$17.00
Total Return D,E	11.14%	15.64%	70.66%	46.37%	(39.66)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.25%	1.27%	1.31%	1.38%	1.40%
Expenses net of fee waivers, if any	1.24%	1.27%	1.31%	1.38%	1.40%
Expenses net of all reductions	1.24%	1.27%	1.31%	1.38%	1.38%
Net investment income (loss)	1.34%	2.04%	2.16%	2.88% C	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$111,844	$109,406	$114,014	$62,519	$43,768
Portfolio turnover rate H	31 % I	21%	37%	45%	84% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.34%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Energy Fund Class C

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$40.83	$36.08	$21.60	$15.23	$25.58
Income from Investment Operations
Net investment income (loss) A,B	.35	.59	.51	.45 C	.39
Net realized and unrealized gain (loss)	3.90	4.80	14.38	6.38	(10.52)
Total from investment operations	4.25	5.39	14.89	6.83	(10.13)
Distributions from net investment income	(.55)	(.64)	(.41)	(.46)	(.22)
Total distributions	(.55)	(.64)	(.41)	(.46)	(.22)
Net asset value, end of period	$44.53	$40.83	$36.08	$21.60	$15.23
Total Return D,E	10.61%	15.09%	69.86%	45.68%	(39.95)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.74%	1.76%	1.79%	1.84%	1.86%
Expenses net of fee waivers, if any	1.74%	1.75%	1.78%	1.84%	1.86%
Expenses net of all reductions	1.74%	1.75%	1.78%	1.84%	1.84%
Net investment income (loss)	.85%	1.55%	1.69%	2.42% C	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$80,848	$94,348	$105,747	$56,068	$45,212
Portfolio turnover rate H	31 % I	21%	37%	45%	84% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.88%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Energy Fund Class I

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$47.54	$41.83	$24.95	$17.51	$29.39
Income from Investment Operations
Net investment income (loss) A,B	.91	1.14	.97	.74 C	.67
Net realized and unrealized gain (loss)	4.51	5.57	16.57	7.35	(12.02)
Total from investment operations	5.42	6.71	17.54	8.09	(11.35)
Distributions from net investment income	(1.00)	(1.00)	(.66)	(.65)	(.53)
Total distributions	(1.00)	(1.00)	(.66)	(.65)	(.53)
Net asset value, end of period	$51.96	$47.54	$41.83	$24.95	$17.51
Total Return D	11.73%	16.25%	71.63%	47.26%	(39.33)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.73%	.74%	.76%	.79%	.82%
Expenses net of fee waivers, if any	.72%	.74%	.76%	.79%	.82%
Expenses net of all reductions	.72%	.74%	.76%	.79%	.80%
Net investment income (loss)	1.86%	2.57%	2.71%	3.47% C	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$609,322	$511,737	$533,005	$177,248	$154,575
Portfolio turnover rate G	31 % H	21%	37%	45%	84% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.93%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Energy Fund Class Z

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$47.46	$41.75	$24.91	$17.48	$29.35
Income from Investment Operations
Net investment income (loss) A,B	.97	1.19	1.02	.80 C	.69
Net realized and unrealized gain (loss)	4.51	5.56	16.52	7.30	(11.97)
Total from investment operations	5.48	6.75	17.54	8.10	(11.28)
Distributions from net investment income	(1.03)	(1.04)	(.70)	(.67)	(.59)
Total distributions	(1.03)	(1.04)	(.70)	(.67)	(.59)
Net asset value, end of period	$51.91	$47.46	$41.75	$24.91	$17.48
Total Return D	11.90%	16.40%	71.83%	47.47%	(39.22)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.60%	.62%	.63%	.65%	.66%
Expenses net of fee waivers, if any	.59%	.61%	.62%	.64%	.66%
Expenses net of all reductions	.59%	.61%	.62%	.64%	.64%
Net investment income (loss)	1.99%	2.69%	2.85%	3.62% C	3.10%
Supplemental Data
Net assets, end of period (000 omitted)	$112,181	$266,447	$263,802	$81,903	$40,742
Portfolio turnover rate G	31 % H	21%	37%	45%	84% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.07%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
Banks - 35.0%
Diversified Banks - 19.7%
Bank of America Corp.	640,656	25,824,843
Citigroup, Inc.	241,605	15,675,332
KeyCorp	506,500	8,169,845
PNC Financial Services Group, Inc.	53,900	9,761,290
U.S. Bancorp	172,600	7,746,288
Wells Fargo & Co.	549,428	32,603,058
		99,780,656
Regional Banks - 15.3%
Associated Banc-Corp.	202,800	4,660,344
BOK Financial Corp.	52,700	5,419,668
Cadence Bank	93,924	3,087,282
East West Bancorp, Inc.	72,700	6,389,603
Eastern Bankshares, Inc.	311,800	5,188,352
First Hawaiian, Inc.	127,800	3,200,112
First Interstate Bancsystem, Inc.	171,952	5,428,525
Heartland Financial U.S.A., Inc.	83,128	4,532,139
M&T Bank Corp.	75,188	12,945,118
Popular, Inc.	102,571	10,526,862
Trico Bancshares	75,700	3,522,321
UMB Financial Corp. (a)	60,800	6,202,816
WesBanco, Inc.	120,200	3,831,976
Wintrust Financial Corp.	25,466	2,755,421
		77,690,539
TOTAL BANKS		177,471,195
Capital Markets - 21.1%
Asset Management & Custody Banks - 7.3%
AllianceBernstein Holding LP	157,700	5,565,233
Blue Owl Capital, Inc. Class A	182,200	3,474,554
Carlyle Group LP	128,700	6,401,538
Northern Trust Corp.	98,100	8,696,565
Patria Investments Ltd.	281,300	3,659,713
State Street Corp.	111,600	9,482,652
		37,280,255
Financial Exchanges & Data - 4.0%
Bolsa Mexicana de Valores S.A.B. de CV	1,785,141	2,778,653
MarketAxess Holdings, Inc.	36,300	8,114,139
Moody's Corp.	20,400	9,312,192
		20,204,984
Investment Banking & Brokerage - 9.8%
Lazard, Inc. Class A	139,552	6,861,772
LPL Financial	33,700	7,465,224
Morgan Stanley	124,100	12,808,361
Perella Weinberg Partners Class A	291,800	5,515,020
Raymond James Financial, Inc.	52,750	6,119,000
Stifel Financial Corp.	61,000	5,408,870
Virtu Financial, Inc. Class A	201,460	5,503,887
		49,682,134
TOTAL CAPITAL MARKETS		107,167,373
Consumer Finance - 3.7%
Consumer Finance - 3.7%
Discover Financial Services	67,600	9,733,724
FirstCash Holdings, Inc.	50,371	5,621,404
OneMain Holdings, Inc.	64,300	3,360,318
		18,715,446
Financial Services - 20.7%
Commercial & Residential Mortgage Finance - 1.9%
Essent Group Ltd.	73,500	4,618,740
NMI Holdings, Inc. Class A (b)	122,500	4,820,375
		9,439,115
Diversified Financial Services - 4.2%
Apollo Global Management, Inc.	97,700	12,242,787
Corebridge Financial, Inc.	157,001	4,639,380
Voya Financial, Inc.	62,700	4,560,171
		21,442,338
Multi-Sector Holdings - 0.5%
Cannae Holdings, Inc.	133,340	2,681,467
Transaction & Payment Processing Services - 14.1%
Corpay, Inc. (b)	19,000	5,544,580
Fiserv, Inc. (b)	50,400	8,243,928
Global Payments, Inc.	68,600	6,972,504
MasterCard, Inc. Class A	109,300	50,683,501
		71,444,513
TOTAL FINANCIAL SERVICES		105,007,433
Insurance - 18.5%
Insurance Brokers - 5.7%
Arthur J. Gallagher & Co.	35,300	10,007,197
Marsh & McLennan Companies, Inc.	45,200	10,060,164
The Baldwin Insurance Group, Inc. Class A, (b)	205,304	8,979,997
		29,047,358
Property & Casualty Insurance - 10.5%
American Financial Group, Inc.	51,200	6,705,152
Assurant, Inc.	200	34,974
Beazley PLC	500,100	4,394,246
Chubb Ltd.	47,000	12,956,020
Direct Line Insurance Group PLC	1,475,800	3,576,250
Fidelity National Financial, Inc.	87,100	4,826,211
First American Financial Corp.	37,619	2,278,959
Hartford Financial Services Group, Inc.	70,900	7,864,228
Hiscox Ltd.	441,500	7,213,819
Lancashire Holdings Ltd.	428,000	3,488,366
		53,338,225
Reinsurance - 2.3%
Reinsurance Group of America, Inc.	51,500	11,609,645
TOTAL INSURANCE		93,995,228
Professional Services - 1.0%
Research & Consulting Services - 1.0%
Dun & Bradstreet Holdings, Inc.	475,700	5,175,616
TOTAL COMMON STOCKS (Cost $366,943,351)		507,532,291

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	1,867,634	1,868,007
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	4,707,654	4,708,125
TOTAL MONEY MARKET FUNDS (Cost $6,576,132)		6,576,132

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $373,519,483)	514,108,423
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(6,693,936)
NET ASSETS - 100.0%	507,414,487

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	94,056,566	92,188,722	58,769	163	-	1,868,007	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,295,125	75,517,853	74,104,853	8,109	-	-	4,708,125	0.0%
Total	3,295,125	169,574,419	166,293,575	66,878	163	-	6,576,132

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	507,532,291	507,532,291	-	-

Money Market Funds	6,576,132	6,576,132	-	-
Total Investments in Securities:	514,108,423	514,108,423	-	-
Fidelity Advisor® Financials Fund
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value (including securities loaned of $4,743,930) - See accompanying schedule:
Unaffiliated issuers (cost $366,943,351)	$507,532,291
Fidelity Central Funds (cost $6,576,132)	6,576,132

Total Investment in Securities (cost $373,519,483)		$514,108,423
Receivable for fund shares sold		247,581
Dividends receivable		310,566
Distributions receivable from Fidelity Central Funds		8,259
Prepaid expenses		459
Total assets		514,675,288
Liabilities
Payable for investments purchased	$1,009,980
Payable for fund shares redeemed	1,111,079
Accrued management fee	277,570
Distribution and service plan fees payable	100,803
Other payables and accrued expenses	53,244
Collateral on securities loaned	4,708,125
Total liabilities		7,260,801
Net Assets		$507,414,487
Net Assets consist of:
Paid in capital		$359,571,763
Total accumulated earnings (loss)		147,842,724
Net Assets		$507,414,487

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($203,327,831 ÷ 6,183,189 shares)(a)		$32.88
Maximum offering price per share (100/94.25 of $32.88)		$34.89
Class M :
Net Asset Value and redemption price per share ($76,610,821 ÷ 2,362,409 shares)(a)		$32.43
Maximum offering price per share (100/96.50 of $32.43)		$33.61
Class C :
Net Asset Value and offering price per share ($36,108,310 ÷ 1,186,456 shares)(a)		$30.43
Class I :
Net Asset Value, offering price and redemption price per share ($124,435,408 ÷ 3,648,854 shares)		$34.10
Class Z :
Net Asset Value, offering price and redemption price per share ($66,932,117 ÷ 1,964,619 shares)		$34.07
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends		$12,340,454
Interest		40,453
Income from Fidelity Central Funds (including $8,109 from security lending)		66,878
Total income		12,447,785
Expenses
Management fee	$2,593,045
Transfer agent fees	418,034
Distribution and service plan fees	1,125,818
Accounting fees	86,849
Custodian fees and expenses	34,190
Independent trustees' fees and expenses	2,135
Registration fees	78,463
Audit fees	54,115
Legal	3,668
Interest	7,191
Miscellaneous	7,596
Total expenses before reductions	4,411,104
Expense reductions	(26,773)
Total expenses after reductions		4,384,331
Net Investment income (loss)		8,063,454
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	15,739,015
Redemptions in-kind	7,051,602
Fidelity Central Funds	163
Foreign currency transactions	(1,068)
Total net realized gain (loss)		22,789,712
Change in net unrealized appreciation (depreciation) on investment securities		79,119,055
Net gain (loss)		101,908,767
Net increase (decrease) in net assets resulting from operations		$109,972,221
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,063,454	$10,530,140
Net realized gain (loss)	22,789,712	(3,804,150)
Change in net unrealized appreciation (depreciation)	79,119,055	9,650,146
Net increase (decrease) in net assets resulting from operations	109,972,221	16,376,136
Distributions to shareholders	(8,982,095)	(30,785,451)

Share transactions - net increase (decrease)	(66,836,659)	(23,222,656)
Total increase (decrease) in net assets	34,153,467	(37,631,971)

Net Assets
Beginning of period	473,261,020	510,892,991
End of period	$507,414,487	$473,261,020

Financial Highlights
Fidelity Advisor® Financials Fund Class A

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.84	$26.31	$28.41	$18.00	$21.47
Income from Investment Operations
Net investment income (loss) A,B	.51	.51	.44	.42	.40
Net realized and unrealized gain (loss)	7.17	.50	(1.32)	10.55	(3.59)
Total from investment operations	7.68	1.01	(.88)	10.97	(3.19)
Distributions from net investment income	(.64)	(.45)	(.43)	(.45)	(.28)
Distributions from net realized gain	-	(1.03)	(.80)	(.11)	-
Total distributions	(.64)	(1.48)	(1.22) C	(.56)	(.28)
Net asset value, end of period	$32.88	$25.84	$26.31	$28.41	$18.00
Total Return D,E	30.18%	4.17%	(3.40)%	61.84%	(15.15)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.03%	1.05%	1.03%	1.07%	1.09%
Expenses net of fee waivers, if any	1.03%	1.04%	1.03%	1.07%	1.09%
Expenses net of all reductions	1.03%	1.04%	1.03%	1.06%	1.08%
Net investment income (loss)	1.83%	2.02%	1.55%	1.76%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$203,328	$169,271	$189,413	$181,251	$104,761
Portfolio turnover rate H	44 % I	55%	40%	51%	88% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund Class M

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.49	$25.98	$28.08	$17.79	$21.23
Income from Investment Operations
Net investment income (loss) A,B	.44	.44	.37	.36	.34
Net realized and unrealized gain (loss)	7.07	.49	(1.31)	10.44	(3.55)
Total from investment operations	7.51	.93	(.94)	10.80	(3.21)
Distributions from net investment income	(.57)	(.39)	(.37)	(.39)	(.23)
Distributions from net realized gain	-	(1.03)	(.80)	(.11)	-
Total distributions	(.57)	(1.42)	(1.16) C	(.51) C	(.23)
Net asset value, end of period	$32.43	$25.49	$25.98	$28.08	$17.79
Total Return D,E	29.90%	3.88%	(3.63)%	61.48%	(15.38)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.27%	1.29%	1.28%	1.32%	1.35%
Expenses net of fee waivers, if any	1.27%	1.28%	1.28%	1.32%	1.35%
Expenses net of all reductions	1.27%	1.28%	1.28%	1.31%	1.34%
Net investment income (loss)	1.60%	1.78%	1.30%	1.51%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$76,611	$64,588	$69,176	$60,508	$34,828
Portfolio turnover rate H	44 % I	55%	40%	51%	88% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund Class C

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.92	$24.44	$26.48	$16.80	$20.04
Income from Investment Operations
Net investment income (loss) A,B	.28	.30	.21	.22	.23
Net realized and unrealized gain (loss)	6.64	.46	(1.23)	9.85	(3.37)
Total from investment operations	6.92	.76	(1.02)	10.07	(3.14)
Distributions from net investment income	(.41)	(.25)	(.23)	(.28)	(.10)
Distributions from net realized gain	-	(1.03)	(.80)	(.11)	-
Total distributions	(.41)	(1.28)	(1.02) C	(.39)	(.10)
Net asset value, end of period	$30.43	$23.92	$24.44	$26.48	$16.80
Total Return D,E	29.23%	3.38%	(4.13)%	60.62%	(15.79)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.78%	1.79%	1.79%	1.83%	1.84%
Expenses net of fee waivers, if any	1.77%	1.79%	1.78%	1.82%	1.84%
Expenses net of all reductions	1.77%	1.79%	1.78%	1.82%	1.83%
Net investment income (loss)	1.09%	1.27%	.80%	1.00%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$36,108	$41,339	$58,177	$57,856	$41,947
Portfolio turnover rate H	44 % I	55%	40%	51%	88% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund Class I

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.77	$27.20	$29.32	$18.55	$22.11
Income from Investment Operations
Net investment income (loss) A,B	.61	.60	.54	.52	.47
Net realized and unrealized gain (loss)	7.43	.52	(1.37)	10.86	(3.69)
Total from investment operations	8.04	1.12	(.83)	11.38	(3.22)
Distributions from net investment income	(.71)	(.53)	(.50)	(.50)	(.34)
Distributions from net realized gain	-	(1.03)	(.80)	(.11)	-
Total distributions	(.71)	(1.55) C	(1.29) C	(.61)	(.34)
Net asset value, end of period	$34.10	$26.77	$27.20	$29.32	$18.55
Total Return D	30.52%	4.47%	(3.13)%	62.31%	(14.91)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.76%	.77%	.76%	.79%	.80%
Expenses net of fee waivers, if any	.75%	.77%	.76%	.79%	.80%
Expenses net of all reductions	.75%	.77%	.76%	.78%	.78%
Net investment income (loss)	2.11%	2.29%	1.82%	2.04%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$124,435	$110,244	$131,118	$118,424	$85,299
Portfolio turnover rate G	44 % H	55%	40%	51%	88% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund Class Z

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.71	$27.16	$29.28	$18.53	$22.09
Income from Investment Operations
Net investment income (loss) A,B	.63	.63	.57	.54	.49
Net realized and unrealized gain (loss)	7.44	.51	(1.37)	10.86	(3.67)
Total from investment operations	8.07	1.14	(.80)	11.40	(3.18)
Distributions from net investment income	(.71)	(.57)	(.53)	(.54)	(.38)
Distributions from net realized gain	-	(1.03)	(.80)	(.11)	-
Total distributions	(.71)	(1.59) C	(1.32) C	(.65)	(.38)
Net asset value, end of period	$34.07	$26.71	$27.16	$29.28	$18.53
Total Return D	30.73%	4.58%	(3.03)%	62.53%	(14.79)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.63%	.64%	.64%	.66%	.67%
Expenses net of fee waivers, if any	.62%	.64%	.63%	.66%	.67%
Expenses net of all reductions	.62%	.64%	.63%	.65%	.65%
Net investment income (loss)	2.24%	2.42%	1.95%	2.17%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$66,932	$87,819	$63,009	$49,214	$30,790
Portfolio turnover rate G	44 % H	55%	40%	51%	88% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Health Care Fund
Consolidated Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
Biotechnology - 23.6%
Biotechnology - 23.6%
Acelyrin, Inc. (a)(b)	600,000	3,600,000
Acumen Pharmaceuticals, Inc. (a)(b)	700,000	2,310,000
Allogene Therapeutics, Inc. (a)(b)	2,964,600	8,715,924
Alnylam Pharmaceuticals, Inc. (a)	425,000	100,920,500
Apogee Therapeutics, Inc.	33,300	1,621,710
Arcellx, Inc. (a)	240,000	14,834,400
Arcus Biosciences, Inc. (a)	450,000	7,384,500
Argenx SE ADR (a)	184,000	94,920,080
Ascendis Pharma A/S sponsored ADR (a)	515,000	68,752,500
Avidity Biosciences, Inc. (a)	400,000	18,232,000
Blueprint Medicines Corp. (a)	400,000	43,320,000
Cargo Therapeutics, Inc. (b)	637,201	10,851,533
Caris Life Sciences, Inc. (a)(c)(d)	1,098,028	3,008,597
Cartesian Therapeutics, Inc. (c)	230,254	3,753,140
Celldex Therapeutics, Inc. (a)	340,000	12,957,400
Cytokinetics, Inc. (a)(b)	800,000	47,208,000
Exact Sciences Corp. (a)(b)	1,120,000	51,161,600
Immunocore Holdings PLC ADR (a)	260,952	10,359,794
Intellia Therapeutics, Inc. (a)(b)	360,000	9,435,600
Janux Therapeutics, Inc. (a)(b)	428,000	17,376,800
Keros Therapeutics, Inc. (a)	400,000	20,064,000
Legend Biotech Corp. ADR (a)	1,560,000	87,968,400
Merus BV (a)	613,423	32,535,956
Moonlake Immunotherapeutics Class A (a)(b)	320,000	13,328,000
Nuvalent, Inc. Class A (a)(b)	425,300	33,998,482
Perspective Therapeutics, Inc. (a)	19,774	268,926
Poseida Therapeutics, Inc. (a)	1,452,091	5,125,881
Regeneron Pharmaceuticals, Inc. (a)	186,500	201,268,935
Sarepta Therapeutics, Inc. (a)	160,000	22,758,400
Spyre Therapeutics, Inc. (a)(b)	330,000	9,075,000
Summit Therapeutics, Inc. (a)(b)	750,000	8,100,000
Vaxcyte, Inc. (a)(b)	875,000	69,028,750
Viking Therapeutics, Inc. (a)	36,800	2,097,600
Viridian Therapeutics, Inc. (a)	1,000,000	16,850,000
Xenon Pharmaceuticals, Inc. (a)	760,000	32,778,800
Zealand Pharma A/S (a)	9,100	1,227,340
		1,087,198,548
Health Care Equipment & Supplies - 23.2%
Health Care Equipment - 23.2%
Boston Scientific Corp. (a)	5,925,000	437,738,999
DexCom, Inc. (a)	220,000	14,920,400
Edwards Lifesciences Corp. (a)	180,000	11,349,000
Glaukos Corp. (a)	525,000	61,514,250
Inspire Medical Systems, Inc. (a)	285,000	40,199,250
Insulet Corp. (a)	525,000	102,033,750
Intuitive Surgical, Inc. (a)	156,000	69,359,160
Masimo Corp. (a)	550,000	58,839,000
Medical Microinstruments, Inc. warrants 2/16/31 (a)(c)(d)	9,982	122,280
Penumbra, Inc. (a)	850,000	142,026,500
PROCEPT BioRobotics Corp. (a)	380,000	24,061,600
Stryker Corp.	335,000	109,695,750
		1,071,859,939
Health Care Providers & Services - 21.8%
Health Care Distributors - 1.7%
McKesson Corp.	124,000	76,510,480
Health Care Facilities - 1.5%
Surgery Partners, Inc. (a)(b)	2,250,000	68,310,000
Health Care Services - 7.1%
agilon health, Inc. (a)(b)	3,150,000	21,703,500
BrightSpring Health Services, Inc. (b)	1,850,000	22,921,500
Cigna Group	454,000	158,296,180
CVS Health Corp.	860,000	51,883,800
LifeStance Health Group, Inc. (a)	4,280,000	23,582,800
Privia Health Group, Inc. (a)	2,500,000	51,850,000
		330,237,780
Managed Health Care - 11.5%
Alignment Healthcare, Inc. (a)	3,500,000	30,590,000
Centene Corp. (a)	720,000	55,382,400
Elevance Health, Inc.	160,000	85,124,800
UnitedHealth Group, Inc.	625,000	360,100,000
		531,197,200
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,006,255,460
Health Care Technology - 1.7%
Health Care Technology - 1.7%
Phreesia, Inc. (a)	903,744	22,548,413
Veeva Systems, Inc. Class A (a)	294,900	56,600,157
		79,148,570
Life Sciences Tools & Services - 10.9%
Life Sciences Tools & Services - 10.9%
10X Genomics, Inc. (a)	1,611,400	33,307,638
Bruker Corp.	680,000	46,586,800
Danaher Corp.	1,060,000	293,704,800
IQVIA Holdings, Inc. (a)	228,000	56,140,440
Thermo Fisher Scientific, Inc.	102,000	62,560,680
West Pharmaceutical Services, Inc.	28,000	8,572,760
		500,873,118
Pharmaceuticals - 16.6%
Pharmaceuticals - 16.6%
AstraZeneca PLC (United Kingdom)	440,000	69,903,189
Contineum Therapeutics, Inc. Class A	128,000	2,567,680
Eli Lilly & Co.	472,000	379,615,440
Enliven Therapeutics, Inc. (a)	280,000	7,386,400
Merck & Co., Inc.	1,600,000	181,008,000
Pharvaris BV (a)(b)	478,189	8,196,159
Rapport Therapeutics, Inc. (b)	160,000	3,635,200
Royalty Pharma PLC	1,400,000	39,438,000
Structure Therapeutics, Inc. ADR (a)	412,000	15,404,680
UCB SA	365,000	61,090,037
		768,244,785
TOTAL COMMON STOCKS (Cost $2,760,483,375)		4,513,580,420

Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
Biotechnology - 0.8%
Biotechnology - 0.8%
Asimov, Inc. Series B (a)(c)(d)	67,547	3,042,992
Caris Life Sciences, Inc. Series D (a)(c)(d)	2,082,481	5,705,998
Cleerly, Inc. Series C (a)(c)(d)	882,089	9,526,561
Element Biosciences, Inc.:
Series C (a)(c)(d)	376,690	4,030,583
Series D (c)(d)	246,623	1,933,524
Series D1 (c)(d)	246,623	1,933,524
ElevateBio LLC Series C (a)(c)(d)	163,300	517,661
Endeavor BioMedicines, Inc. Series C (c)(d)	863,746	6,201,696
Inscripta, Inc. Series E (a)(c)(d)	826,424	2,479,272
		35,371,811
Financial Services - 0.1%
Specialized Finance - 0.1%
Saluda Medical, Inc. Series E (a)(c)(d)	781,583	5,439,818
Health Care Equipment & Supplies - 0.3%
Health Care Equipment - 0.3%
Insightec Ltd. Series G (c)(d)	7,391,153	6,578,126
Medical Microinstruments, Inc. Series C (c)(d)	199,633	6,573,915
		13,152,041
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	236,142	1,081,530
Thriveworks TopCo LLC Series B (a)(c)(d)(e)	327,591	3,252,979
		4,334,509
Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc.:
Series B1 (a)(c)(d)	130,618	5,168,554
Series E1 (a)(c)(d)	46,526	1,841,034
Omada Health, Inc. Series E (a)(c)(d)	1,456,953	5,550,991
Wugen, Inc. Series B (a)(c)(d)	300,054	1,248,225
		13,808,804
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (a)(c)(d)	2,552,870	2,169,940
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $113,972,307)		74,276,923

Convertible Bonds - 0.1%
	Principal Amount (f)	Value ($)
Health Care Technology - 0.0%
Health Care Technology - 0.0%
Wugen, Inc. 10% 6/14/25 (c)(d)	1,433,586	1,466,415
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Galvanize Therapeutics 6% 2/28/27 (c)(d)	2,082,600	2,176,734
TOTAL CONVERTIBLE BONDS (Cost $3,516,186)		3,643,149

Preferred Securities - 0.2%
	Principal Amount (f)	Value ($)
Health Care Equipment & Supplies - 0.2%
Health Care Supplies - 0.2%
Kardium, Inc. 10% 12/31/26 (c)(d) (Cost $7,565,529)	7,565,529	7,682,374

Money Market Funds - 4.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	9,057,109	9,058,921
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	204,641,621	204,662,086
TOTAL MONEY MARKET FUNDS (Cost $213,721,007)		213,721,007

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $3,099,258,404)	4,812,903,873
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(197,320,724)
NET ASSETS - 100.0%	4,615,583,149

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $92,486,463 or 2.0% of net assets.

(d)	Level 3 security
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	5,001,455

Aledade, Inc. Series E1	5/20/22	2,317,665

Asimov, Inc. Series B	10/29/21	6,260,303

Caris Life Sciences, Inc.	10/06/22	6,148,957

Caris Life Sciences, Inc. Series D	5/11/21	16,868,096

Cartesian Therapeutics, Inc.	7/02/24	4,605,080

Cleerly, Inc. Series C	7/08/22	10,391,538

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	3,353,960

Element Biosciences, Inc. Series C	6/21/21	7,743,503

Element Biosciences, Inc. Series D	6/28/24	1,934,338

Element Biosciences, Inc. Series D1	6/28/24	1,934,338

ElevateBio LLC Series C	3/09/21	685,044

Endeavor BioMedicines, Inc. Series C	4/22/24	5,635,597

Galvanize Therapeutics Series B	3/29/22	4,419,746

Galvanize Therapeutics 6% 2/28/27	2/28/24	2,082,600

Inscripta, Inc. Series E	3/30/21	7,297,324

Insightec Ltd. Series G	6/17/24	6,561,866

Kardium, Inc. 10% 12/31/26	5/31/24	7,565,529

Medical Microinstruments, Inc. warrants 2/16/31	2/16/24	0

Medical Microinstruments, Inc. Series C	2/16/24	6,654,507

Omada Health, Inc. Series E	12/22/21	8,734,725

Saluda Medical, Inc. Series E	4/06/23	6,310,345

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	9,402,913

Wugen, Inc. Series B	7/09/21	2,326,889

Wugen, Inc. 10% 6/14/25	6/14/24	1,433,586

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	41,922,825	689,833,317	722,697,317	858,308	96	-	9,058,921	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	260,931,533	960,164,992	1,016,434,439	529,638	-	-	204,662,086	0.9%
Total	302,854,358	1,649,998,309	1,739,131,756	1,387,946	96	-	213,721,007

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	4,513,580,420	4,440,546,354	69,903,189	3,130,877

Convertible Preferred Stocks	74,276,923	-	-	74,276,923

Convertible Bonds	3,643,149	-	-	3,643,149

Preferred Securities	7,682,374	-	-	7,682,374

Money Market Funds	213,721,007	213,721,007	-	-
Total Investments in Securities:	4,812,903,873	4,654,267,361	69,903,189	88,733,323

Net Unrealized Appreciation on Unfunded Commitments	3,804,424	-	-	3,804,424
Total	3,804,424	-	-	3,804,424
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$71,533,558
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(16,542,326)
Cost of Purchases	22,808,394
Proceeds of Sales	(3,522,703)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$74,276,923
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2024	$(16,544,690)
Other Investments in Securities
Beginning Balance	$6,148,957
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(2,774,272)
Cost of Purchases	11,081,715
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$14,456,400
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2024	$(2,774,272)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Fidelity Advisor® Health Care Fund
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value (including securities loaned of $194,614,058) - See accompanying schedule:
Unaffiliated issuers (cost $2,885,537,397)	$4,599,182,866
Fidelity Central Funds (cost $213,721,007)	213,721,007

Total Investment in Securities (cost $3,099,258,404)		$4,812,903,873
Foreign currency held at value (cost $870,526)		880,151
Receivable for investments sold		15,832,992
Unrealized appreciation on unfunded commitments		3,804,424
Receivable for fund shares sold		1,968,017
Dividends receivable		1,622,905
Interest receivable		68,159
Distributions receivable from Fidelity Central Funds		239,520
Prepaid expenses		2,619
Other receivables		303
Total assets		4,837,322,963
Liabilities
Payable for investments purchased	$9,316,291
Payable for fund shares redeemed	4,340,789
Accrued management fee	2,538,578
Distribution and service plan fees payable	648,920
Other payables and accrued expenses	235,028
Collateral on securities loaned	204,660,208
Total liabilities		221,739,814
Net Assets		$4,615,583,149
Net Assets consist of:
Paid in capital		$2,641,249,753
Total accumulated earnings (loss)		1,974,333,396
Net Assets		$4,615,583,149

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,437,682,629 ÷ 22,561,416 shares)(a)		$63.72
Maximum offering price per share (100/94.25 of $63.72)		$67.61
Class M :
Net Asset Value and redemption price per share ($301,381,994 ÷ 5,188,607 shares)(a)		$58.09
Maximum offering price per share (100/96.50 of $58.09)		$60.20
Class C :
Net Asset Value and offering price per share ($265,779,403 ÷ 5,670,424 shares)(a)		$46.87
Class I :
Net Asset Value, offering price and redemption price per share ($2,031,441,137 ÷ 28,612,653 shares)		$71.00
Class Z :
Net Asset Value, offering price and redemption price per share ($579,297,986 ÷ 8,125,935 shares)		$71.29
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends		$30,007,371
Interest		103,427
Income from Fidelity Central Funds (including $529,638 from security lending)		1,387,946
Total income		31,498,744
Expenses
Management fee	$28,231,289
Transfer agent fees	4,546,086
Distribution and service plan fees	8,052,644
Accounting fees	533,935
Custodian fees and expenses	112,094
Independent trustees' fees and expenses	24,894
Registration fees	131,846
Audit fees	55,229
Legal	10,378
Interest	76,123
Miscellaneous	150,161
Total expenses before reductions	41,924,679
Expense reductions	(316,824)
Total expenses after reductions		41,607,855
Net Investment income (loss)		(10,109,111)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	306,745,950
Fidelity Central Funds	96
Foreign currency transactions	32,407
Total net realized gain (loss)		306,778,453
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(43,122,880)
Unfunded commitments	3,804,424
Assets and liabilities in foreign currencies	17,621
Total change in net unrealized appreciation (depreciation)		(39,300,835)
Net gain (loss)		267,477,618
Net increase (decrease) in net assets resulting from operations		$257,368,507
Consolidated Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(10,109,111)	$(17,932,909)
Net realized gain (loss)	306,778,453	45,561,038
Change in net unrealized appreciation (depreciation)	(39,300,835)	188,268,771
Net increase (decrease) in net assets resulting from operations	257,368,507	215,896,900

Share transactions - net increase (decrease)	(1,313,714,176)	(425,461,599)
Total increase (decrease) in net assets	(1,056,345,669)	(209,564,699)

Net Assets
Beginning of period	5,671,928,818	5,881,493,517
End of period	$4,615,583,149	$5,671,928,818

Consolidated Financial Highlights
Fidelity Advisor® Health Care Fund Class A

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$59.73	$57.59	$69.58	$61.07	$49.21
Income from Investment Operations
Net investment income (loss) A,B	(.19)	(.24)	(.26)	(.26)	(.04)
Net realized and unrealized gain (loss)	4.18	2.38	(7.58)	12.55	12.08
Total from investment operations	3.99	2.14	(7.84)	12.29	12.04
Distributions from net investment income	-	-	-	(.16)	-
Distributions from net realized gain	-	-	(4.15)	(3.62)	(.18)
Total distributions	-	-	(4.15)	(3.78)	(.18)
Net asset value, end of period	$63.72	$59.73	$57.59	$69.58	$61.07
Total Return C,D	6.68%	3.72%	(11.90)%	20.70%	24.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.97%	.98%	.97%	.98%	1.01%
Expenses net of fee waivers, if any	.96%	.97%	.97%	.98%	1.00%
Expenses net of all reductions	.96%	.97%	.97%	.98%	1.00%
Net investment income (loss)	(.32)%	(.42)%	(.42)%	(.39)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,437,683	$1,535,212	$1,488,238	$1,735,235	$1,372,082
Portfolio turnover rate G	37%	47%	33%	38%	53% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Health Care Fund Class M

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$54.58	$52.76	$64.25	$56.62	$45.75
Income from Investment Operations
Net investment income (loss) A,B	(.31)	(.36)	(.38)	(.39)	(.16)
Net realized and unrealized gain (loss)	3.82	2.18	(6.96)	11.61	11.21
Total from investment operations	3.51	1.82	(7.34)	11.22	11.05
Distributions from net investment income	-	-	-	(.02)	-
Distributions from net realized gain	-	-	(4.15)	(3.57)	(.18)
Total distributions	-	-	(4.15)	(3.59)	(.18)
Net asset value, end of period	$58.09	$54.58	$52.76	$64.25	$56.62
Total Return C,D	6.43%	3.45%	(12.12)%	20.39%	24.19%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.22%	1.23%	1.22%	1.23%	1.26%
Expenses net of fee waivers, if any	1.22%	1.23%	1.22%	1.23%	1.26%
Expenses net of all reductions	1.22%	1.23%	1.22%	1.23%	1.26%
Net investment income (loss)	(.57)%	(.67)%	(.67)%	(.65)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$301,382	$315,963	$330,452	$402,175	$349,280
Portfolio turnover rate G	37%	47%	33%	38%	53% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Health Care Fund Class C

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$44.26	$43.00	$53.40	$47.63	$38.70
Income from Investment Operations
Net investment income (loss) A,B	(.46)	(.51)	(.55)	(.58)	(.34)
Net realized and unrealized gain (loss)	3.07	1.77	(5.70)	9.71	9.45
Total from investment operations	2.61	1.26	(6.25)	9.13	9.11
Distributions from net realized gain	-	-	(4.15)	(3.36)	(.18)
Total distributions	-	-	(4.15)	(3.36)	(.18)
Net asset value, end of period	$46.87	$44.26	$43.00	$53.40	$47.63
Total Return C,D	5.90%	2.93%	(12.56)%	19.78%	23.58%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.71%	1.73%	1.72%	1.73%	1.76%
Expenses net of fee waivers, if any	1.70%	1.73%	1.72%	1.73%	1.76%
Expenses net of all reductions	1.70%	1.73%	1.72%	1.73%	1.75%
Net investment income (loss)	(1.06)%	(1.17)%	(1.17)%	(1.15)%	(.82)%
Supplemental Data
Net assets, end of period (000 omitted)	$265,779	$365,165	$501,742	$697,626	$654,487
Portfolio turnover rate G	37%	47%	33%	38%	53% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Health Care Fund Class I

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$66.37	$63.83	$76.48	$66.81	$53.77
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.10)	(.11)	(.10)	.11
Net realized and unrealized gain (loss)	4.67	2.64	(8.39)	13.76	13.22
Total from investment operations	4.63	2.54	(8.50)	13.66	13.33
Distributions from net investment income	-	-	-	(.30)	-
Distributions from net realized gain	-	-	(4.15)	(3.69)	(.29)
Total distributions	-	-	(4.15)	(3.99)	(.29)
Net asset value, end of period	$71.00	$66.37	$63.83	$76.48	$66.81
Total Return C	6.98%	3.98%	(11.68)%	21.01%	24.84%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.70%	.72%	.71%	.72%	.74%
Expenses net of fee waivers, if any	.70%	.71%	.71%	.72%	.74%
Expenses net of all reductions	.70%	.71%	.71%	.72%	.74%
Net investment income (loss)	(.05)%	(.16)%	(.16)%	(.13)%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$2,031,441	$2,593,539	$2,743,740	$3,410,787	$2,546,323
Portfolio turnover rate F	37%	47%	33%	38%	53% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Health Care Fund Class Z

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$66.56	$63.93	$76.55	$66.88	$53.84
Income from Investment Operations
Net investment income (loss) A,B	.06	(.02)	(.03)	(.01)	.19
Net realized and unrealized gain (loss)	4.67	2.65	(8.38)	13.77	13.22
Total from investment operations	4.73	2.63	(8.41)	13.76	13.41
Distributions from net investment income	-	-	-	(.37)	-
Distributions from net realized gain	-	-	(4.21)	(3.73)	(.37)
Total distributions	-	-	(4.21)	(4.09) C	(.37)
Net asset value, end of period	$71.29	$66.56	$63.93	$76.55	$66.88
Total Return D	7.11%	4.11%	(11.56)%	21.15%	24.98%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.56%	.59%	.59%	.60%	.61%
Expenses net of fee waivers, if any	.56%	.59%	.59%	.60%	.61%
Expenses net of all reductions	.56%	.59%	.59%	.59%	.61%
Net investment income (loss)	.08%	(.03)%	(.04)%	(.01)%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$579,298	$862,051	$817,321	$952,460	$610,481
Portfolio turnover rate G	37%	47%	33%	38%	53% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Industrials Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
Aerospace & Defense - 22.7%
Aerospace & Defense - 22.7%
Axon Enterprise, Inc. (a)	4,600	1,380,046
General Dynamics Corp.	41,900	12,515,949
General Electric Co.	214,437	36,497,178
Howmet Aerospace, Inc.	287,858	27,548,011
Huntington Ingalls Industries, Inc.	13,800	3,863,724
Loar Holdings, Inc.	500	31,250
Lockheed Martin Corp.	8,120	4,400,390
The Boeing Co. (a)	127,704	24,340,382
TransDigm Group, Inc.	16,714	21,631,593
		132,208,523
Air Freight & Logistics - 3.6%
Air Freight & Logistics - 3.6%
C.H. Robinson Worldwide, Inc.	12,700	1,130,935
FedEx Corp.	65,600	19,827,600
		20,958,535
Building Products - 10.2%
Building Products - 10.2%
Carlisle Companies, Inc.	19,224	8,046,782
Fortune Brands Innovations, Inc.	74,400	6,012,264
Johnson Controls International PLC	103,357	7,394,160
Simpson Manufacturing Co. Ltd.	31,779	6,104,428
The AZEK Co., Inc. Class A, (a)	208,900	9,377,521
Trane Technologies PLC	66,700	22,296,476
		59,231,631
Commercial Services & Supplies - 3.0%
Diversified Support Services - 0.9%
Cintas Corp.	7,000	5,347,580
Environmental & Facilities Services - 2.1%
Waste Connections, Inc. (United States)	68,800	12,230,576
TOTAL COMMERCIAL SERVICES & SUPPLIES		17,578,156
Construction & Engineering - 3.8%
Construction & Engineering - 3.8%
Comfort Systems U.S.A., Inc.	8,500	2,825,570
Quanta Services, Inc.	43,000	11,411,340
Willscot Holdings Corp. (a)	188,000	7,708,000
		21,944,910
Construction Materials - 1.2%
Construction Materials - 1.2%
Eagle Materials, Inc.	25,200	6,861,960
Electrical Equipment - 11.1%
Electrical Components & Equipment - 8.4%
AMETEK, Inc.	72,834	12,635,242
Eaton Corp. PLC	63,316	19,298,084
Regal Rexnord Corp.	88,305	14,188,847
Vertiv Holdings Co.	34,900	2,746,630
		48,868,803
Heavy Electrical Equipment - 2.7%
GE Vernova LLC	87,359	15,570,868
TOTAL ELECTRICAL EQUIPMENT		64,439,671
Ground Transportation - 13.1%
Cargo Ground Transportation - 5.4%
Knight-Swift Transportation Holdings, Inc.	211,400	11,506,502
Saia, Inc. (a)	28,300	11,825,155
XPO, Inc. (a)	72,500	8,329,525
		31,661,182
Passenger Ground Transportation - 2.4%
Uber Technologies, Inc. (a)	212,600	13,706,322
Rail Transportation - 5.3%
CSX Corp.	65,783	2,308,983
Union Pacific Corp.	116,500	28,744,045
		31,053,028
TOTAL GROUND TRANSPORTATION		76,420,532
Household Durables - 1.3%
Homebuilding - 1.3%
TopBuild Corp. (a)(b)	16,300	7,800,202
Machinery - 20.2%
Agricultural & Farm Machinery - 1.2%
Deere & Co.	18,800	6,993,224
Construction Machinery & Heavy Transportation Equipment - 1.8%
Caterpillar, Inc.	29,200	10,109,040
Industrial Machinery & Supplies & Components - 17.2%
Chart Industries, Inc. (a)(b)	65,000	10,470,200
Dover Corp.	94,600	17,430,996
Fortive Corp.	34,175	2,455,474
Ingersoll Rand, Inc.	276,843	27,795,037
ITT, Inc.	128,509	18,178,883
Parker Hannifin Corp.	42,613	23,912,711
		100,243,301
TOTAL MACHINERY		117,345,565
Professional Services - 3.2%
Research & Consulting Services - 3.2%
KBR, Inc.	123,900	8,250,501
Leidos Holdings, Inc.	71,500	10,324,600
		18,575,101
Trading Companies & Distributors - 5.6%
Trading Companies & Distributors - 5.6%
FTAI Aviation Ltd.	38,500	4,290,825
United Rentals, Inc.	19,700	14,914,870
W.W. Grainger, Inc.	7,900	7,716,799
Watsco, Inc.	11,800	5,775,982
		32,698,476
TOTAL COMMON STOCKS (Cost $405,592,832)		576,063,262

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	2,941,011	2,941,600
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	10,895,885	10,896,975
TOTAL MONEY MARKET FUNDS (Cost $13,838,575)		13,838,575

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $419,431,407)	589,901,837
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(7,891,589)
NET ASSETS - 100.0%	582,010,248

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,126,016	86,774,663	85,959,158	115,947	79	-	2,941,600	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	155,026,245	144,129,270	6,560	-	-	10,896,975	0.0%
Total	2,126,016	241,800,908	230,088,428	122,507	79	-	13,838,575

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	576,063,262	576,063,262	-	-

Money Market Funds	13,838,575	13,838,575	-	-
Total Investments in Securities:	589,901,837	589,901,837	-	-
Fidelity Advisor® Industrials Fund
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value (including securities loaned of $10,784,968) - See accompanying schedule:
Unaffiliated issuers (cost $405,592,832)	$576,063,262
Fidelity Central Funds (cost $13,838,575)	13,838,575

Total Investment in Securities (cost $419,431,407)		$589,901,837
Receivable for investments sold		1,151,261
Receivable for fund shares sold		2,685,022
Dividends receivable		128,732
Distributions receivable from Fidelity Central Funds		13,229
Prepaid expenses		747
Total assets		593,880,828
Liabilities
Payable for investments purchased	$243,630
Payable for fund shares redeemed	250,532
Accrued management fee	319,172
Distribution and service plan fees payable	109,990
Other payables and accrued expenses	50,281
Collateral on securities loaned	10,896,975
Total liabilities		11,870,580
Net Assets		$582,010,248
Net Assets consist of:
Paid in capital		$402,154,443
Total accumulated earnings (loss)		179,855,805
Net Assets		$582,010,248

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($275,457,415 ÷ 6,030,686 shares)(a)		$45.68
Maximum offering price per share (100/94.25 of $45.68)		$48.47
Class M :
Net Asset Value and redemption price per share ($67,472,064 ÷ 1,542,447 shares)(a)		$43.74
Maximum offering price per share (100/96.50 of $43.74)		$45.33
Class C :
Net Asset Value and offering price per share ($33,930,157 ÷ 920,386 shares)(a)		$36.87
Class I :
Net Asset Value, offering price and redemption price per share ($157,454,868 ÷ 3,152,980 shares)		$49.94
Class Z :
Net Asset Value, offering price and redemption price per share ($47,695,744 ÷ 954,912 shares)		$49.95
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends		$4,476,148
Special dividends		651,490
Income from Fidelity Central Funds (including $6,560 from security lending)		122,507
Total income		5,250,145
Expenses
Management fee	$3,050,562
Transfer agent fees	474,098
Distribution and service plan fees	1,212,441
Accounting fees	98,827
Custodian fees and expenses	16,906
Independent trustees' fees and expenses	2,486
Registration fees	75,953
Audit fees	55,607
Legal	2,368
Interest	3,445
Miscellaneous	8,011
Total expenses before reductions	5,000,704
Expense reductions	(31,624)
Total expenses after reductions		4,969,080
Net Investment income (loss)		281,065
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	13,564,350
Redemptions in-kind	11,201,399
Fidelity Central Funds	79
Total net realized gain (loss)		24,765,828
Change in net unrealized appreciation (depreciation) on investment securities		93,441,973
Net gain (loss)		118,207,801
Net increase (decrease) in net assets resulting from operations		$118,488,866
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$281,065	$(375,128)
Net realized gain (loss)	24,765,828	64,106,491
Change in net unrealized appreciation (depreciation)	93,441,973	32,286,790
Net increase (decrease) in net assets resulting from operations	118,488,866	96,018,153
Distributions to shareholders	(39,770,362)	(17,549,942)

Share transactions - net increase (decrease)	(55,430,353)	8,937,216
Total increase (decrease) in net assets	23,288,151	87,405,427

Net Assets
Beginning of period	558,722,097	471,316,670
End of period	$582,010,248	$558,722,097

Financial Highlights
Fidelity Advisor® Industrials Fund Class A

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$39.24	$34.23	$45.64	$33.85	$38.95
Income from Investment Operations
Net investment income (loss) A,B	.01 C	(.05) D	(.14)	(.17)	.18 E
Net realized and unrealized gain (loss)	9.77	6.24	(2.62)	12.20	(2.46)
Total from investment operations	9.78	6.19	(2.76)	12.03	(2.28)
Distributions from net investment income	-	(.02)	-	-	(.25)
Distributions from net realized gain	(3.34)	(1.16)	(8.65)	(.24)	(2.57)
Total distributions	(3.34)	(1.18)	(8.65)	(.24)	(2.82)
Net asset value, end of period	$45.68	$39.24	$34.23	$45.64	$33.85
Total Return F,G	26.64%	18.68%	(7.79)%	35.63%	(6.58)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.00%	1.03%	1.02%	1.03%	1.05%
Expenses net of fee waivers, if any	1.00%	1.03%	1.01%	1.03%	1.05%
Expenses net of all reductions	1.00%	1.03%	1.01%	1.01%	1.03%
Net investment income (loss)	.02% C	(.13)% D	(.35)%	(.40)%	.49% E
Supplemental Data
Net assets, end of period (000 omitted)	$275,457	$226,370	$214,576	$264,130	$199,835
Portfolio turnover rate J	29 % K	189% K	106%	205%	219% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.10)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.25)%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Industrials Fund Class M

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$37.77	$33.05	$44.31	$32.96	$37.99
Income from Investment Operations
Net investment income (loss) A,B	(.09) C	(.13) D	(.23)	(.27)	.08 E
Net realized and unrealized gain (loss)	9.36	6.01	(2.53)	11.86	(2.39)
Total from investment operations	9.27	5.88	(2.76)	11.59	(2.31)
Distributions from net investment income	-	-	-	-	(.15)
Distributions from net realized gain	(3.30)	(1.16)	(8.50)	(.24)	(2.57)
Total distributions	(3.30)	(1.16)	(8.50)	(.24)	(2.72)
Net asset value, end of period	$43.74	$37.77	$33.05	$44.31	$32.96
Total Return F,G	26.30%	18.39%	(8.03)%	35.25%	(6.82)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.25%	1.29%	1.27%	1.29%	1.31%
Expenses net of fee waivers, if any	1.25%	1.28%	1.27%	1.29%	1.31%
Expenses net of all reductions	1.25%	1.28%	1.27%	1.27%	1.30%
Net investment income (loss)	(.23)% C	(.38)% D	(.60)%	(.66)%	.23% E
Supplemental Data
Net assets, end of period (000 omitted)	$67,472	$54,175	$49,501	$56,680	$45,157
Portfolio turnover rate J	29 % K	189% K	106%	205%	219% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.35)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.51)%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .03%.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Industrials Fund Class C

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.48	$28.72	$39.46	$29.52	$34.27
Income from Investment Operations
Net investment income (loss) A,B	(.24) C	(.26) D	(.37)	(.41)	(.08) E
Net realized and unrealized gain (loss)	7.93	5.18	(2.19)	10.59	(2.15)
Total from investment operations	7.69	4.92	(2.56)	10.18	(2.23)
Distributions from net investment income	-	-	-	-	(.03)
Distributions from net realized gain	(3.30)	(1.16)	(8.18)	(.24)	(2.49)
Total distributions	(3.30)	(1.16)	(8.18)	(.24)	(2.52)
Net asset value, end of period	$36.87	$32.48	$28.72	$39.46	$29.52
Total Return F,G	25.68%	17.81%	(8.48)%	34.58%	(7.27)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.76%	1.79%	1.77%	1.79%	1.81%
Expenses net of fee waivers, if any	1.76%	1.78%	1.77%	1.79%	1.81%
Expenses net of all reductions	1.76%	1.78%	1.77%	1.77%	1.79%
Net investment income (loss)	(.74)% C	(.89)% D	(1.10)%	(1.16)%	(.26)% E
Supplemental Data
Net assets, end of period (000 omitted)	$33,930	$33,293	$37,417	$55,576	$53,969
Portfolio turnover rate J	29 % K	189% K	106%	205%	219% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.86)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.01)%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.46)%.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Industrials Fund Class I

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$42.55	$36.95	$48.64	$35.97	$41.20
Income from Investment Operations
Net investment income (loss) A,B	.13 C	.05 D	(.03)	(.06)	.29 E
Net realized and unrealized gain (loss)	10.65	6.77	(2.84)	12.97	(2.60)
Total from investment operations	10.78	6.82	(2.87)	12.91	(2.31)
Distributions from net investment income	-	(.06)	-	-	(.35)
Distributions from net realized gain	(3.39)	(1.16)	(8.82)	(.24)	(2.57)
Total distributions	(3.39)	(1.22)	(8.82)	(.24)	(2.92)
Net asset value, end of period	$49.94	$42.55	$36.95	$48.64	$35.97
Total Return F	26.97%	19.02%	(7.55)%	35.98%	(6.32)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.74%	.76%	.75%	.76%	.78%
Expenses net of fee waivers, if any	.73%	.76%	.75%	.76%	.78%
Expenses net of all reductions	.73%	.76%	.75%	.74%	.76%
Net investment income (loss)	.29% C	.14% D	(.08)%	(.14)%	.76% E
Supplemental Data
Net assets, end of period (000 omitted)	$157,455	$140,764	$145,849	$248,090	$123,603
Portfolio turnover rate I	29 % J	189% J	106%	205%	219% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .16%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .02%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .56%.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Industrials Fund Class Z

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$42.52	$36.91	$48.61	$35.90	$41.15
Income from Investment Operations
Net investment income (loss) A,B	.18 C	.10 D	.02	- E	.34 F
Net realized and unrealized gain (loss)	10.65	6.75	(2.83)	12.95	(2.60)
Total from investment operations	10.83	6.85	(2.81)	12.95	(2.26)
Distributions from net investment income	-	(.08)	-	-	(.42)
Distributions from net realized gain	(3.40)	(1.16)	(8.89)	(.24)	(2.57)
Total distributions	(3.40)	(1.24)	(8.89)	(.24)	(2.99)
Net asset value, end of period	$49.95	$42.52	$36.91	$48.61	$35.90
Total Return G	27.12%	19.14%	(7.42)%	36.16%	(6.21)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.61%	.64%	.63%	.64%	.65%
Expenses net of fee waivers, if any	.61%	.63%	.62%	.64%	.65%
Expenses net of all reductions	.61%	.63%	.62%	.62%	.63%
Net investment income (loss)	.41% C	.26% D	.04%	(.01)%	.89% F
Supplemental Data
Net assets, end of period (000 omitted)	$47,696	$104,120	$23,974	$50,167	$29,168
Portfolio turnover rate J	29 % K	189% K	106%	205%	219% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .14%.
EAmount represents less than $.005 per share.
FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .69%.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Semiconductors Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 95.0%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Equipment & Instruments - 0.0%
Aeva Technologies, Inc. (a)(b)	23,620	85,741
Semiconductors & Semiconductor Equipment - 92.5%
Semiconductor Materials & Equipment - 14.4%
Applied Materials, Inc.	44,800	9,506,560
ASML Holding NV (depository receipt)	142,789	133,750,456
Lam Research Corp.	139,446	128,463,233
Nova Ltd. (a)(b)	218,232	45,058,361
Teradyne, Inc.	559,600	73,397,136
		390,175,746
Semiconductors - 78.1%
Advanced Micro Devices, Inc. (a)	702,923	101,558,315
Allegro MicroSystems LLC (a)(b)	803,500	19,316,140
Astera Labs, Inc. (b)	820,500	35,970,720
Astera Labs, Inc.	89,460	3,921,926
Broadcom, Inc.	726,250	116,693,850
GlobalFoundries, Inc. (a)	2,562,212	130,698,434
Impinj, Inc. (a)	229,859	36,614,240
Lattice Semiconductor Corp. (a)	179,319	9,503,907
MACOM Technology Solutions Holdings, Inc. (a)	317,992	32,091,753
Marvell Technology, Inc.	1,444,351	96,742,630
Microchip Technology, Inc.	74,117	6,580,107
Micron Technology, Inc.	1,335,900	146,708,538
Monolithic Power Systems, Inc.	111,943	96,616,884
NVIDIA Corp.	5,942,370	695,376,139
NXP Semiconductors NV	578,853	152,330,955
ON Semiconductor Corp. (a)	2,519,057	197,116,210
Qualcomm, Inc.	54,200	9,807,490
Silicon Motion Tech Corp. sponsored ADR	374,800	26,026,112
Synaptics, Inc. (a)	245,804	21,463,605
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	999,188	165,665,370
Texas Instruments, Inc.	24,300	4,952,583
Wolfspeed, Inc. (a)(b)	54,700	1,031,095
		2,106,787,003
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,496,962,749
Technology Hardware, Storage & Peripherals - 2.5%
Technology Hardware, Storage & Peripherals - 2.5%
Western Digital Corp. (a)	983,312	65,931,070
TOTAL COMMON STOCKS (Cost $1,407,976,957)		2,562,979,560

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.1%
Electronic Components - 0.1%
Frore Systems, Inc. Series C (c)(d)	143,630	2,318,188
Menlo Micro, Inc. Series C (a)(c)(d)	79,800	55,860
		2,374,048
Financial Services - 0.0%
Diversified Financial Services - 0.0%
Akeana Series C (c)(d)	11,132	146,608
Tenstorrent Holdings, Inc.:
Series C1 (c)(d)	1,740	129,230
Series D1 (c)(d)	4,400	346,852
Series D2 (c)(d)	1,019	77,424
		700,114
Metals & Mining - 0.0%
Precious Metals & Minerals - 0.0%
Diamond Foundry, Inc. Series C (a)(c)(d)	18,335	504,946
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductor Materials & Equipment - 0.0%
Sima Technologies, Inc.:
Series B (a)(c)(d)	30,638	200,066
Series B1 (a)(c)(d)	18,145	136,995
		337,061
Semiconductors - 0.1%
Alif Semiconductor Series C (a)(c)(d)	48,363	896,650
Retym, Inc. Series C (a)(c)(d)	55,074	474,738
		1,371,388
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,708,449
Technology Hardware, Storage & Peripherals - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C (a)(c)(d)	32,553	711,934
Series C2 (c)(d)	5,113	133,500
		845,434
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,888,524)		6,132,991

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductor Materials & Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (c)(d) (Cost $45,376)	45,376	45,840

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	483	483
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	80,703,355	80,711,425
TOTAL MONEY MARKET FUNDS (Cost $80,711,908)		80,711,908

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $1,494,622,765)	2,649,870,299
NET OTHER ASSETS (LIABILITIES) - 1.8%	48,347,012
NET ASSETS - 100.0%	2,698,217,311

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,178,831 or 0.2% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	142,053

Alif Semiconductor Series C	3/08/22	981,698

Diamond Foundry, Inc. Series C	3/15/21	440,040

Frore Systems, Inc. Series C	5/10/24	2,308,192

Lightmatter, Inc. Series C	5/19/23	535,718

Lightmatter, Inc. Series C2	12/18/23	132,947

Menlo Micro, Inc. Series C	2/09/22	105,775

Retym, Inc. Series C	5/17/23 - 6/20/23	428,575

Sima Technologies, Inc. Series B	5/10/21	157,093

Sima Technologies, Inc. Series B1	4/25/22 - 10/17/22	128,665

Sima Technologies, Inc. 10% 12/31/27	4/08/24 - 7/05/24	45,376

Tenstorrent Holdings, Inc. Series C1	4/23/21	103,509

Tenstorrent Holdings, Inc. Series D1	7/16/24	346,836

Tenstorrent Holdings, Inc. Series D2	7/17/24	77,423

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	62,347,605	472,196,369	534,544,872	2,217,509	1,381	-	483	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	39,629,775	450,763,435	409,681,785	335,546	-	-	80,711,425	0.4%
Total	101,977,380	922,959,804	944,226,657	2,553,055	1,381	-	80,711,908

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	2,562,979,560	2,562,979,560	-	-

Convertible Preferred Stocks	6,132,991	-	-	6,132,991

Preferred Securities	45,840	-	-	45,840

Money Market Funds	80,711,908	80,711,908	-	-
Total Investments in Securities:	2,649,870,299	2,643,691,468	-	6,178,831
Fidelity Advisor® Semiconductors Fund
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value (including securities loaned of $82,267,165) - See accompanying schedule:
Unaffiliated issuers (cost $1,413,910,857)	$2,569,158,391
Fidelity Central Funds (cost $80,711,908)	80,711,908

Total Investment in Securities (cost $1,494,622,765)		$2,649,870,299
Receivable for investments sold		149,856,406
Receivable for fund shares sold		3,789,608
Dividends receivable		238,447
Distributions receivable from Fidelity Central Funds		264,511
Prepaid expenses		942
Total assets		2,804,020,213
Liabilities
Payable for investments purchased	$4,020,431
Payable for fund shares redeemed	1,227,247
Accrued management fee	1,565,264
Distribution and service plan fees payable	498,387
Notes payable to affiliates	17,716,000
Other payables and accrued expenses	64,148
Collateral on securities loaned	80,711,425
Total liabilities		105,802,902
Net Assets		$2,698,217,311
Net Assets consist of:
Paid in capital		$1,455,199,216
Total accumulated earnings (loss)		1,243,018,095
Net Assets		$2,698,217,311

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,056,997,711 ÷ 12,611,551 shares)(a)		$83.81
Maximum offering price per share (100/94.25 of $83.81)		$88.92
Class M :
Net Asset Value and redemption price per share ($176,276,208 ÷ 2,254,464 shares)(a)		$78.19
Maximum offering price per share (100/96.50 of $78.19)		$81.03
Class C :
Net Asset Value and offering price per share ($221,748,629 ÷ 3,314,565 shares)(a)		$66.90
Class I :
Net Asset Value, offering price and redemption price per share ($1,016,505,386 ÷ 11,205,712 shares)		$90.71
Class Z :
Net Asset Value, offering price and redemption price per share ($226,689,377 ÷ 2,492,821 shares)		$90.94
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends		$9,670,311
Income from Fidelity Central Funds (including $335,546 from security lending)		2,553,055
Total income		12,223,366
Expenses
Management fee	$11,487,050
Transfer agent fees	1,400,862
Distribution and service plan fees	4,121,287
Accounting fees	245,692
Custodian fees and expenses	23,868
Independent trustees' fees and expenses	8,100
Registration fees	176,955
Audit fees	48,522
Legal	3,030
Interest	2,748
Miscellaneous	18,785
Total expenses before reductions	17,536,899
Expense reductions	(101,803)
Total expenses after reductions		17,435,096
Net Investment income (loss)		(5,211,730)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	100,768,041
Fidelity Central Funds	1,381
Total net realized gain (loss)		100,769,422
Change in net unrealized appreciation (depreciation) on investment securities		572,951,806
Net gain (loss)		673,721,228
Net increase (decrease) in net assets resulting from operations		$668,509,498
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,211,730)	$(649,806)
Net realized gain (loss)	100,769,422	49,397,259
Change in net unrealized appreciation (depreciation)	572,951,806	374,257,020
Net increase (decrease) in net assets resulting from operations	668,509,498	423,004,473
Distributions to shareholders	(51,832,290)	(22,158,679)

Share transactions - net increase (decrease)	649,803,004	216,742,474
Total increase (decrease) in net assets	1,266,480,212	617,588,268

Net Assets
Beginning of period	1,431,737,099	814,148,831
End of period	$2,698,217,311	$1,431,737,099

Financial Highlights
Fidelity Advisor® Semiconductors Fund Class A

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$62.13	$42.85	$46.29	$29.79	$23.03
Income from Investment Operations
Net investment income (loss) A,B	(.22)	(.05)	(.13)	(.08)	.14
Net realized and unrealized gain (loss)	23.97	20.53	(.83)	18.29	6.90
Total from investment operations	23.75	20.48	(.96)	18.21	7.04
Distributions from net investment income	-	-	-	(.04)	(.07)
Distributions from net realized gain	(2.07)	(1.20)	(2.48)	(1.67)	(.20)
Total distributions	(2.07)	(1.20)	(2.48)	(1.71)	(.28) C
Net asset value, end of period	$83.81	$62.13	$42.85	$46.29	$29.79
Total Return D,E	39.52%	49.31%	(3.21)%	62.45%	30.65%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97%	1.01%	1.01%	1.04%	1.10%
Expenses net of fee waivers, if any	.96%	1.00%	1.01%	1.04%	1.09%
Expenses net of all reductions	.96%	1.00%	1.01%	1.03%	1.08%
Net investment income (loss)	(.31)%	(.10)%	(.27)%	(.21)%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,056,998	$581,690	$319,402	$279,755	$140,072
Portfolio turnover rate H	30%	40%	32%	41%	136%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Semiconductors Fund Class M

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$58.24	$40.34	$43.75	$28.25	$21.89
Income from Investment Operations
Net investment income (loss) A,B	(.37)	(.15)	(.23)	(.17)	.06
Net realized and unrealized gain (loss)	22.39	19.25	(.76)	17.31	6.55
Total from investment operations	22.02	19.10	(.99)	17.14	6.61
Distributions from net investment income	-	-	-	-	(.05)
Distributions from net realized gain	(2.07)	(1.20)	(2.42)	(1.64)	(.20)
Total distributions	(2.07)	(1.20)	(2.42)	(1.64)	(.25)
Net asset value, end of period	$78.19	$58.24	$40.34	$43.75	$28.25
Total Return C,D	39.18%	48.95%	(3.43)%	61.98%	30.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.21%	1.25%	1.26%	1.30%	1.38%
Expenses net of fee waivers, if any	1.21%	1.25%	1.25%	1.30%	1.38%
Expenses net of all reductions	1.21%	1.25%	1.25%	1.29%	1.37%
Net investment income (loss)	(.56)%	(.35)%	(.52)%	(.47)%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$176,276	$94,006	$48,499	$49,963	$29,262
Portfolio turnover rate G	30%	40%	32%	41%	136%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Semiconductors Fund Class C

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$50.38	$35.24	$38.59	$25.18	$19.59
Income from Investment Operations
Net investment income (loss) A,B	(.60)	(.31)	(.40)	(.31)	(.05)
Net realized and unrealized gain (loss)	19.19	16.65	(.61)	15.35	5.86
Total from investment operations	18.59	16.34	(1.01)	15.04	5.81
Distributions from net investment income	-	-	-	-	(.01)
Distributions from net realized gain	(2.07)	(1.20)	(2.34)	(1.63)	(.20)
Total distributions	(2.07)	(1.20)	(2.34)	(1.63)	(.22) C
Net asset value, end of period	$66.90	$50.38	$35.24	$38.59	$25.18
Total Return D,E	38.46%	48.18%	(3.93)%	61.17%	29.73%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.72%	1.76%	1.76%	1.79%	1.85%
Expenses net of fee waivers, if any	1.71%	1.76%	1.76%	1.79%	1.85%
Expenses net of all reductions	1.71%	1.76%	1.76%	1.79%	1.83%
Net investment income (loss)	(1.07)%	(.86)%	(1.03)%	(.97)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$221,749	$129,390	$88,592	$86,217	$57,320
Portfolio turnover rate H	30%	40%	32%	41%	136%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Semiconductors Fund Class I

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$66.91	$45.93	$49.39	$31.68	$24.42
Income from Investment Operations
Net investment income (loss) A,B	(.05)	.08	(.01)	.03	.22
Net realized and unrealized gain (loss)	25.92	22.10	(.92)	19.47	7.34
Total from investment operations	25.87	22.18	(.93)	19.50	7.56
Distributions from net investment income	-	-	-	(.12)	(.10)
Distributions from net realized gain	(2.07)	(1.20)	(2.53)	(1.67)	(.20)
Total distributions	(2.07)	(1.20)	(2.53)	(1.79)	(.30)
Net asset value, end of period	$90.71	$66.91	$45.93	$49.39	$31.68
Total Return C	39.87%	49.71%	(2.96)%	62.86%	31.08%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.72%	.74%	.75%	.77%	.81%
Expenses net of fee waivers, if any	.71%	.74%	.74%	.77%	.81%
Expenses net of all reductions	.71%	.74%	.74%	.76%	.79%
Net investment income (loss)	(.07)%	.16%	(.01)%	.06%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$1,016,505	$530,775	$309,873	$257,502	$126,660
Portfolio turnover rate F	30%	40%	32%	41%	136%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Semiconductors Fund Class Z

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$66.99	$45.93	$49.35	$31.65	$24.38
Income from Investment Operations
Net investment income (loss) A,B	.04	.14	.06	.08	.26
Net realized and unrealized gain (loss)	25.98	22.12	(.92)	19.45	7.33
Total from investment operations	26.02	22.26	(.86)	19.53	7.59
Distributions from net investment income	-	-	-	(.16)	(.11)
Distributions from net realized gain	(2.07)	(1.20)	(2.56)	(1.67)	(.20)
Total distributions	(2.07)	(1.20)	(2.56)	(1.83)	(.32) C
Net asset value, end of period	$90.94	$66.99	$45.93	$49.35	$31.65
Total Return D	40.05%	49.89%	(2.83)%	63.06%	31.22%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.60%	.62%	.62%	.64%	.68%
Expenses net of fee waivers, if any	.59%	.62%	.62%	.64%	.68%
Expenses net of all reductions	.59%	.62%	.62%	.64%	.66%
Net investment income (loss)	.05%	.28%	.11%	.18%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$226,689	$95,876	$47,782	$26,856	$7,920
Portfolio turnover rate G	30%	40%	32%	41%	136%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Technology Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 94.5%
	Shares	Value ($)
Broadline Retail - 1.5%
Broadline Retail - 1.5%
Amazon.com, Inc. (a)	499,500	93,396,510
Chemicals - 0.0%
Commodity Chemicals - 0.0%
LG Chemical Ltd.	9,410	2,098,683
Communications Equipment - 2.5%
Communications Equipment - 2.5%
Cisco Systems, Inc.	3,359,300	162,758,085
Consumer Staples Distribution & Retail - 0.0%
Food Retail - 0.0%
Maplebear, Inc. (NASDAQ)	29,110	1,004,004
Entertainment - 0.5%
Movies & Entertainment - 0.5%
Netflix, Inc. (a)	52,366	32,904,176
Ground Transportation - 2.3%
Cargo Ground Transportation - 0.0%
TuSimple Holdings, Inc. (a)	86,300	17,174
Passenger Ground Transportation - 2.3%
Lyft, Inc. (a)	713,642	8,599,386
Uber Technologies, Inc. (a)	2,117,864	136,538,692
		145,138,078
TOTAL GROUND TRANSPORTATION		145,155,252
Hotels, Restaurants & Leisure - 0.6%
Hotels, Resorts & Cruise Lines - 0.6%
Airbnb, Inc. Class A (a)	289,300	40,374,708
Interactive Media & Services - 0.3%
Interactive Media & Services - 0.3%
Reddit, Inc.:
Class A (b)	15,600	949,260
Class B	254,214	15,468,922
		16,418,182
IT Services - 4.4%
Internet Services & Infrastructure - 4.4%
MongoDB, Inc. Class A (a)	97,742	24,666,171
Okta, Inc. (a)	1,978,235	185,835,396
Shopify, Inc. Class A (a)	1,076,700	65,894,040
Snowflake, Inc. (a)	45,900	5,984,442
		282,380,049
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(c)	387,462	0
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co. Ltd. (a)(c)	387,462	201,802
Semiconductors & Semiconductor Equipment - 41.6%
Semiconductor Materials & Equipment - 2.5%
ASML Holding NV (Netherlands)	85,100	78,330,604
Teradyne, Inc.	637,400	83,601,384
		161,931,988
Semiconductors - 39.1%
Astera Labs, Inc.	93,819	4,113,025
Astera Labs, Inc.	447,652	19,625,064
GlobalFoundries, Inc. (a)	3,536,106	180,376,767
Marvell Technology, Inc.	3,780,764	253,235,573
Micron Technology, Inc.	730,600	80,234,492
NVIDIA Corp.	11,064,880	1,294,812,258
NXP Semiconductors NV	1,075,045	282,908,842
ON Semiconductor Corp. (a)	3,564,232	278,901,154
Taiwan Semiconductor Manufacturing Co. Ltd.	4,502,000	131,903,100
Xsight Labs Ltd. warrants 1/11/34 (a)(c)(d)	27,709	58,466
		2,526,168,741
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,688,100,729
Software - 20.1%
Application Software - 5.9%
Bill Holdings, Inc. (a)	459,600	22,961,616
Convoy, Inc. warrants (a)(c)(d)	5,358	0
CoreWeave, Inc. Class A (c)	23,100	17,972,262
Datadog, Inc. Class A (a)	629,188	73,262,651
Dynatrace, Inc. (a)	796,100	34,964,712
HubSpot, Inc. (a)	77,903	38,720,128
Manhattan Associates, Inc. (a)	136,877	34,955,648
Palantir Technologies, Inc. Class A (a)	468,100	12,587,209
Pine Labs Private Ltd. (a)(c)(d)	3,660	1,180,606
Salesforce, Inc.	554,639	143,540,573
		380,145,405
Systems Software - 14.2%
Microsoft Corp.	1,646,800	688,938,780
Rubrik, Inc. (b)	14,700	546,840
ServiceNow, Inc. (a)	284,069	231,342,953
		920,828,573
TOTAL SOFTWARE		1,300,973,978
Technology Hardware, Storage & Peripherals - 20.7%
Technology Hardware, Storage & Peripherals - 20.7%
Apple, Inc.	5,591,216	1,241,697,249
Seagate Technology Holdings PLC	303,655	31,024,431
Western Digital Corp. (a)	963,175	64,580,884
		1,337,302,564
TOTAL COMMON STOCKS (Cost $2,960,990,289)		6,103,068,722

Convertible Preferred Stocks - 1.2%
	Shares	Value ($)
Aerospace & Defense - 0.2%
Aerospace & Defense - 0.2%
Relativity Space, Inc. Series E (a)(c)(d)	482,616	10,395,549
Broadline Retail - 0.0%
Broadline Retail - 0.0%
Meesho:
Series E1 (c)(d)	3,406	189,953
Series F (a)(c)(d)	46,600	2,644,084
		2,834,037
Consumer Staples Distribution & Retail - 0.0%
Food Retail - 0.0%
GoBrands, Inc. Series G (a)(c)(d)	14,100	349,116
Electronic Equipment, Instruments & Components - 0.2%
Electronic Equipment & Instruments - 0.1%
Enevate Corp. Series E (a)(c)(d)	9,477,386	6,634,170
Technology Distributors - 0.1%
VAST Data Ltd.:
Series A (c)(d)	30,141	525,659
Series A1 (c)(d)	74,185	1,293,786
Series A2 (c)(d)	85,337	1,488,277
Series B (c)(d)	67,904	1,184,246
Series C (c)(d)	1,979	34,514
Series E (c)(d)	64,886	1,131,612
		5,658,094
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		12,292,264
Financial Services - 0.0%
Diversified Financial Services - 0.0%
Akeana Series C (c)(d)	35,600	468,852
Tenstorrent Holdings, Inc.:
Series C1 (c)(d)	12,823	952,364
Series D1 (c)(d)	10,200	804,066
Series D2 (c)(d)	4,547	345,481
		2,570,763
Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (a)(c)(d)	500	132,705
Interactive Media & Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	26,036	5,983,594
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	151,757	4,179,388
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductor Materials & Equipment - 0.0%
Sima Technologies, Inc.:
Series B (a)(c)(d)	231,000	1,508,430
Series B1 (a)(c)(d)	100,683	760,157
		2,268,587
Semiconductors - 0.1%
Retym, Inc. Series C (a)(c)(d)	139,441	1,201,981
Xsight Labs Ltd.:
Series D (a)(c)(d)	101,300	563,228
Series D1 (c)(d)	92,364	731,523
		2,496,732
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		4,765,319
Software - 0.5%
Application Software - 0.5%
Anthropic PBC:
Series B (c)(d)	190,100	5,703,000
Series D (c)(d)	195,705	5,871,150
Convoy, Inc. Series D (a)(c)(d)	81,762	1
CoreWeave, Inc. Series C (c)(d)	1,482	1,191,187
Databricks, Inc.:
Series G (a)(c)(d)	37,800	2,923,452
Series H (a)(c)(d)	99,786	7,717,449
Series I (c)(d)	1,265	97,835
Pine Labs Private Ltd.:
Series 1 (a)(c)(d)	8,747	2,821,520
Series A (a)(c)(d)	2,186	705,138
Series B (a)(c)(d)	2,378	767,071
Series B2 (a)(c)(d)	1,923	620,302
Series C (a)(c)(d)	3,578	1,154,155
Series C1 (a)(c)(d)	754	243,218
Series D (a)(c)(d)	806	259,991
		30,075,469
Technology Hardware, Storage & Peripherals - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C (a)(c)(d)	82,421	1,802,547
Series C2 (c)(d)	12,946	338,020
		2,140,567
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $79,778,806)		75,718,771

Convertible Bonds - 0.0%
	Principal Amount (e)	Value ($)
Software - 0.0%
Application Software - 0.0%
Convoy, Inc. 15% 9/30/26 (c)(d) (Cost $35,680)	35,680	0

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Equipment & Instruments - 0.0%
Enevate Corp. 6% (c)(d)(f)	492,835	559,532
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductor Materials & Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (c)(d)	308,514	311,668
TOTAL PREFERRED SECURITIES (Cost $801,349)		871,200

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	64,883,103	64,896,079
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	1,473,478	1,473,625
TOTAL MONEY MARKET FUNDS (Cost $66,369,704)		66,369,704

TOTAL INVESTMENT IN SECURITIES - 96.7% (Cost $3,107,975,828)	6,246,028,397
NET OTHER ASSETS (LIABILITIES) - 3.3%	212,223,031
NET ASSETS - 100.0%	6,458,251,428

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $77,829,043 or 1.2% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	454,284

Anthropic PBC Series B	3/22/24	5,932,010

Anthropic PBC Series D	5/31/24	5,872,031

ByteDance Ltd. Series E1	11/18/20	2,852,873

Convoy, Inc. Series D	10/30/19	1,107,057

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	35,680

CoreWeave, Inc. Series C	5/17/24	1,154,552

Databricks, Inc. Series G	2/01/21	2,234,836

Databricks, Inc. Series H	8/31/21	7,332,688

Databricks, Inc. Series I	9/14/23	92,978

Diamond Foundry, Inc. Series C	3/15/21	3,642,168

Discord, Inc. Series I	9/15/21	275,312

Enevate Corp. Series E	1/29/21	10,507,436

Enevate Corp. 6%	11/02/23	492,835

GoBrands, Inc. Series G	3/02/21	3,521,014

Lightmatter, Inc. Series C	5/19/23	1,356,386

Lightmatter, Inc. Series C2	12/18/23	336,619

Meesho Series E1	4/18/24	190,736

Meesho Series F	9/21/21	3,572,929

Pine Labs Private Ltd.	6/30/21	1,364,668

Pine Labs Private Ltd. Series 1	6/30/21	3,261,406

Pine Labs Private Ltd. Series A	6/30/21	815,072

Pine Labs Private Ltd. Series B	6/30/21	886,661

Pine Labs Private Ltd. Series B2	6/30/21	717,010

Pine Labs Private Ltd. Series C	6/30/21	1,334,093

Pine Labs Private Ltd. Series C1	6/30/21	281,136

Pine Labs Private Ltd. Series D	6/30/21	300,525

Relativity Space, Inc. Series E	5/27/21	11,020,585

Retym, Inc. Series C	5/17/23 - 6/20/23	1,085,102

Sima Technologies, Inc. Series B	5/10/21	1,184,429

Sima Technologies, Inc. Series B1	4/25/22 - 10/17/22	713,934

Sima Technologies, Inc. 10% 12/31/27	4/08/24 - 7/05/24	308,514

Tenstorrent Holdings, Inc. Series C1	4/23/21	762,398

Tenstorrent Holdings, Inc. Series D1	7/16/24	804,030

Tenstorrent Holdings, Inc. Series D2	7/17/24	345,481

VAST Data Ltd. Series A	11/28/23	331,551

VAST Data Ltd. Series A1	11/28/23	816,035

VAST Data Ltd. Series A2	11/28/23	938,707

VAST Data Ltd. Series B	11/28/23	746,944

VAST Data Ltd. Series C	11/28/23	21,769

VAST Data Ltd. Series E	11/28/23	1,427,492

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	809,995

Xsight Labs Ltd. Series D1	1/11/24	738,543

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,460,075	1,208,507,091	1,156,075,722	4,346,220	4,635	-	64,896,079	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	5,023,259	206,623,208	210,172,842	273,490	-	-	1,473,625	0.0%
Total	17,483,334	1,415,130,299	1,366,248,564	4,619,710	4,635	-	66,369,704

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	6,103,068,722	5,951,752,486	131,903,100	19,413,136

Convertible Preferred Stocks	75,718,771	-	-	75,718,771

Convertible Bonds	-	-	-	-

Preferred Securities	871,200	-	-	871,200

Money Market Funds	66,369,704	66,369,704	-	-
Total Investments in Securities:	6,246,028,397	6,018,122,190	131,903,100	96,003,107
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$74,365,732
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	503,804
Cost of Purchases	20,203,761
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(19,354,526)
Ending Balance	$75,718,771
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2024	$503,804
Other Investments in Securities
Beginning Balance	$6,662,283
Net Realized Gain (Loss) on Investment Securities	(3,985,179)
Net Unrealized Gain (Loss) on Investment Securities	13,908,678
Cost of Purchases	7,959,115
Proceeds of Sales	(4,260,561)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$20,284,336
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2024	$9,730,234

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity Advisor® Technology Fund
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value (including securities loaned of $1,486,295) - See accompanying schedule:
Unaffiliated issuers (cost $3,041,606,124)	$6,179,658,693
Fidelity Central Funds (cost $66,369,704)	66,369,704

Total Investment in Securities (cost $3,107,975,828)		$6,246,028,397
Foreign currency held at value (cost $139)		138
Receivable for investments sold		218,637,093
Receivable for fund shares sold		3,453,357
Dividends receivable		156,265
Interest receivable		7,255
Distributions receivable from Fidelity Central Funds		190,040
Prepaid expenses		2,847
Other receivables		168,632
Total assets		6,468,644,024
Liabilities
Payable for fund shares redeemed	$3,833,170
Accrued management fee	3,628,359
Distribution and service plan fees payable	1,178,349
Other payables and accrued expenses	279,093
Collateral on securities loaned	1,473,625
Total liabilities		10,392,596
Net Assets		$6,458,251,428
Net Assets consist of:
Paid in capital		$2,903,398,333
Total accumulated earnings (loss)		3,554,853,095
Net Assets		$6,458,251,428

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,469,498,542 ÷ 21,225,473 shares)(a)		$116.35
Maximum offering price per share (100/94.25 of $116.35)		$123.45
Class M :
Net Asset Value and redemption price per share ($778,465,199 ÷ 7,368,045 shares)(a)		$105.65
Maximum offering price per share (100/96.50 of $105.65)		$109.48
Class C :
Net Asset Value and offering price per share ($358,186,222 ÷ 4,210,056 shares)(a)		$85.08
Class I :
Net Asset Value, offering price and redemption price per share ($2,039,046,099 ÷ 15,512,782 shares)		$131.44
Class Z :
Net Asset Value, offering price and redemption price per share ($813,055,366 ÷ 6,182,949 shares)		$131.50
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends		$27,045,620
Interest		102,344
Income from Fidelity Central Funds (including $273,490 from security lending)		4,619,710
Total income		31,767,674
Expenses
Management fee	$32,051,316
Transfer agent fees	4,387,562
Distribution and service plan fees	11,825,301
Accounting fees	569,228
Custodian fees and expenses	65,433
Independent trustees' fees and expenses	25,408
Registration fees	191,782
Audit fees	75,122
Legal	5,671
Interest	2,547
Miscellaneous	55,965
Total expenses before reductions	49,255,335
Expense reductions	(326,235)
Total expenses after reductions		48,929,100
Net Investment income (loss)		(17,161,426)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	576,716,714
Redemptions in-kind	75,184,814
Fidelity Central Funds	4,635
Foreign currency transactions	(1,505)
Total net realized gain (loss)		651,904,658
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	699,491,295
Assets and liabilities in foreign currencies	4,134
Total change in net unrealized appreciation (depreciation)		699,495,429
Net gain (loss)		1,351,400,087
Net increase (decrease) in net assets resulting from operations		$1,334,238,661
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(17,161,426)	$(9,304,481)
Net realized gain (loss)	651,904,658	139,820,713
Change in net unrealized appreciation (depreciation)	699,495,429	1,053,544,131
Net increase (decrease) in net assets resulting from operations	1,334,238,661	1,184,060,363
Distributions to shareholders	(196,415,004)	(117,622,896)

Share transactions - net increase (decrease)	200,670,691	221,530,897
Total increase (decrease) in net assets	1,338,494,348	1,287,968,364

Net Assets
Beginning of period	5,119,757,080	3,831,788,716
End of period	$6,458,251,428	$5,119,757,080

Financial Highlights
Fidelity Advisor® Technology Fund Class A

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$95.17	$75.41	$102.43	$76.36	$52.61
Income from Investment Operations
Net investment income (loss) A,B	(.37)	(.21)	(.37)	(.39)	(.12)
Net realized and unrealized gain (loss)	25.30	22.28	(13.94)	33.48	25.35
Total from investment operations	24.93	22.07	(14.31)	33.09	25.23
Distributions from net realized gain	(3.75)	(2.31)	(12.71)	(7.02)	(1.48)
Total distributions	(3.75)	(2.31)	(12.71)	(7.02)	(1.48)
Net asset value, end of period	$116.35	$95.17	$75.41	$102.43	$76.36
Total Return C,D	27.09%	30.51%	(16.78)%	44.80%	48.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.95%	.98%	.97%	.98%	1.01%
Expenses net of fee waivers, if any	.95%	.98%	.97%	.98%	1.01%
Expenses net of all reductions	.95%	.98%	.97%	.98%	1.01%
Net investment income (loss)	(.37)%	(.29)%	(.41)%	(.43)%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,469,499	$1,906,585	$1,467,792	$1,848,643	$1,339,059
Portfolio turnover rate G	34 % H	30%	20%	44%	40% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Technology Fund Class M

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$86.92	$69.25	$95.15	$71.37	$49.28
Income from Investment Operations
Net investment income (loss) A,B	(.56)	(.36)	(.55)	(.57)	(.25)
Net realized and unrealized gain (loss)	23.00	20.34	(12.76)	31.22	23.71
Total from investment operations	22.44	19.98	(13.31)	30.65	23.46
Distributions from net realized gain	(3.71)	(2.31)	(12.59)	(6.87)	(1.37)
Total distributions	(3.71)	(2.31)	(12.59)	(6.87)	(1.37)
Net asset value, end of period	$105.65	$86.92	$69.25	$95.15	$71.37
Total Return C,D	26.77%	30.20%	(16.99)%	44.47%	48.44%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.20%	1.22%	1.21%	1.23%	1.26%
Expenses net of fee waivers, if any	1.19%	1.22%	1.21%	1.23%	1.26%
Expenses net of all reductions	1.19%	1.22%	1.21%	1.22%	1.26%
Net investment income (loss)	(.61)%	(.53)%	(.65)%	(.68)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$778,465	$624,612	$484,293	$624,534	$464,093
Portfolio turnover rate G	34 % H	30%	20%	44%	40% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Technology Fund Class C

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$71.04	$57.35	$80.98	$61.67	$42.81
Income from Investment Operations
Net investment income (loss) A,B	(.83)	(.58)	(.83)	(.85)	(.46)
Net realized and unrealized gain (loss)	18.58	16.58	(10.43)	26.79	20.52
Total from investment operations	17.75	16.00	(11.26)	25.94	20.06
Distributions from net realized gain	(3.71)	(2.31)	(12.37)	(6.63)	(1.20)
Total distributions	(3.71)	(2.31)	(12.37)	(6.63)	(1.20)
Net asset value, end of period	$85.08	$71.04	$57.35	$80.98	$61.67
Total Return C,D	26.14%	29.50%	(17.41)%	43.73%	47.69%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.70%	1.75%	1.73%	1.75%	1.77%
Expenses net of fee waivers, if any	1.70%	1.74%	1.73%	1.74%	1.77%
Expenses net of all reductions	1.70%	1.74%	1.73%	1.74%	1.77%
Net investment income (loss)	(1.12)%	(1.05)%	(1.17)%	(1.20)%	(.96)%
Supplemental Data
Net assets, end of period (000 omitted)	$358,186	$313,457	$288,008	$410,661	$343,585
Portfolio turnover rate G	34 % H	30%	20%	44%	40% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Technology Fund Class I

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$107.03	$84.29	$112.95	$83.56	$57.41
Income from Investment Operations
Net investment income (loss) A,B	(.13)	(.02)	(.15)	(.17)	.04
Net realized and unrealized gain (loss)	28.56	25.07	(15.67)	36.76	27.72
Total from investment operations	28.43	25.05	(15.82)	36.59	27.76
Distributions from net realized gain	(4.02)	(2.31)	(12.84)	(7.20)	(1.61)
Total distributions	(4.02)	(2.31)	(12.84)	(7.20)	(1.61)
Net asset value, end of period	$131.44	$107.03	$84.29	$112.95	$83.56
Total Return C	27.42%	30.84%	(16.56)%	45.18%	49.22%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.70%	.72%	.71%	.72%	.74%
Expenses net of fee waivers, if any	.70%	.71%	.71%	.72%	.74%
Expenses net of all reductions	.70%	.71%	.71%	.72%	.74%
Net investment income (loss)	(.11)%	(.03)%	(.15)%	(.18)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$2,039,046	$1,515,475	$1,129,418	$1,470,830	$1,035,091
Portfolio turnover rate F	34 % G	30%	20%	44%	40% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Technology Fund Class Z

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$107.07	$84.22	$112.81	$83.44	$57.34
Income from Investment Operations
Net investment income (loss) A,B	.03	.08	(.04)	(.06)	.12
Net realized and unrealized gain (loss)	28.54	25.08	(15.63)	36.72	27.68
Total from investment operations	28.57	25.16	(15.67)	36.66	27.80
Distributions from net realized gain	(4.14)	(2.31)	(12.92)	(7.29)	(1.70)
Total distributions	(4.14)	(2.31)	(12.92)	(7.29)	(1.70)
Net asset value, end of period	$131.50	$107.07	$84.22	$112.81	$83.44
Total Return C	27.57%	31.00%	(16.46)%	45.37%	49.39%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.56%	.60%	.59%	.60%	.62%
Expenses net of fee waivers, if any	.56%	.59%	.59%	.60%	.62%
Expenses net of all reductions	.56%	.59%	.59%	.60%	.62%
Net investment income (loss)	.02%	.09%	(.04)%	(.06)%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$813,055	$759,629	$462,278	$524,383	$298,255
Portfolio turnover rate F	34 % G	30%	20%	44%	40% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Utilities Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 95.4%
	Shares	Value ($)
Electric Utilities - 63.0%
Electric Utilities - 63.0%
American Electric Power Co., Inc.	466,814	45,803,790
Constellation Energy Corp.	214,665	40,743,417
Edison International	557,309	44,590,293
Entergy Corp.	340,600	39,499,382
Eversource Energy	628,779	40,814,045
FirstEnergy Corp.	836,168	35,043,801
Hawaiian Electric Industries, Inc.	704,687	11,669,617
NextEra Energy, Inc.	1,363,112	104,128,127
NRG Energy, Inc.	219,454	16,496,357
PG&E Corp.	2,629,498	47,988,339
Pinnacle West Capital Corp. (a)	135,800	11,623,122
PPL Corp.	954,834	28,377,666
Southern Co.	343,272	28,670,077
Xcel Energy, Inc.	350,418	20,422,361
		515,870,394
Gas Utilities - 2.2%
Gas Utilities - 2.2%
Southwest Gas Holdings, Inc. (a)	105,258	7,805,933
UGI Corp.	405,571	10,050,049
		17,855,982
Independent Power and Renewable Electricity Producers - 7.0%
Independent Power Producers & Energy Traders - 4.7%
The AES Corp.	474,800	8,446,692
Vistra Corp.	380,035	30,106,373
		38,553,065
Renewable Electricity - 2.3%
Clearway Energy, Inc. Class A	93,226	2,296,156
NextEra Energy Partners LP	655,018	16,735,710
		19,031,866
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		57,584,931
Multi-Utilities - 23.0%
Multi-Utilities - 23.0%
Ameren Corp.	252,303	20,000,059
CenterPoint Energy, Inc.	733,687	20,359,814
Consolidated Edison, Inc.	92,921	9,061,656
Dominion Energy, Inc.	279,300	14,931,378
NiSource, Inc.	812,844	25,401,375
Public Service Enterprise Group, Inc.	516,596	41,208,863
Sempra	722,073	57,809,164
		188,772,309
Oil, Gas & Consumable Fuels - 0.2%
Coal & Consumable Fuels - 0.2%
Paladin Energy Ltd. (Australia) (b)	227,357	1,696,440
TOTAL COMMON STOCKS (Cost $590,628,873)		781,780,056

Money Market Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	29,942,686	29,948,674
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	12,139,611	12,140,825
TOTAL MONEY MARKET FUNDS (Cost $42,089,499)		42,089,499

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $632,718,372)	823,869,555
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(4,152,729)
NET ASSETS - 100.0%	819,716,826

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	298,621,380	268,672,541	411,296	(165)	-	29,948,674	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	1,061,200	90,881,452	79,801,827	7,722	-	-	12,140,825	0.1%
Total	1,061,200	389,502,832	348,474,368	419,018	(165)	-	42,089,499

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	781,780,056	781,780,056	-	-

Money Market Funds	42,089,499	42,089,499	-	-
Total Investments in Securities:	823,869,555	823,869,555	-	-
Fidelity Advisor® Utilities Fund
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value (including securities loaned of $11,911,203) - See accompanying schedule:
Unaffiliated issuers (cost $590,628,873)	$781,780,056
Fidelity Central Funds (cost $42,089,499)	42,089,499

Total Investment in Securities (cost $632,718,372)		$823,869,555
Receivable for investments sold		7,784,801
Receivable for fund shares sold		891,075
Dividends receivable		237,573
Distributions receivable from Fidelity Central Funds		81,477
Prepaid expenses		318
Total assets		832,864,799
Liabilities
Payable for fund shares redeemed	$367,546
Accrued management fee	444,521
Distribution and service plan fees payable	143,604
Other payables and accrued expenses	51,477
Collateral on securities loaned	12,140,825
Total liabilities		13,147,973
Net Assets		$819,716,826
Net Assets consist of:
Paid in capital		$599,109,593
Total accumulated earnings (loss)		220,607,233
Net Assets		$819,716,826

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($348,275,686 ÷ 8,303,281 shares)(a)		$41.94
Maximum offering price per share (100/94.25 of $41.94)		$44.50
Class M :
Net Asset Value and redemption price per share ($70,287,991 ÷ 1,670,730 shares)(a)		$42.07
Maximum offering price per share (100/96.50 of $42.07)		$43.60
Class C :
Net Asset Value and offering price per share ($56,099,622 ÷ 1,374,055 shares)(a)		$40.83
Class I :
Net Asset Value, offering price and redemption price per share ($270,962,071 ÷ 6,292,663 shares)		$43.06
Class Z :
Net Asset Value, offering price and redemption price per share ($74,091,456 ÷ 1,721,634 shares)		$43.04
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends		$21,020,366
Income from Fidelity Central Funds (including $7,722 from security lending)		419,018
Total income		21,439,384
Expenses
Management fee	$4,181,712
Transfer agent fees	670,378
Distribution and service plan fees	1,617,910
Accounting fees	127,133
Custodian fees and expenses	16,184
Independent trustees' fees and expenses	3,532
Registration fees	97,814
Audit fees	50,138
Legal	1,061
Interest	13,559
Miscellaneous	11,767
Total expenses before reductions	6,791,188
Expense reductions	(43,461)
Total expenses after reductions		6,747,727
Net Investment income (loss)		14,691,657
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	37,077,733
Fidelity Central Funds	(165)
Foreign currency transactions	1,328
Total net realized gain (loss)		37,078,896
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	47,868,926
Assets and liabilities in foreign currencies	153
Total change in net unrealized appreciation (depreciation)		47,869,079
Net gain (loss)		84,947,975
Net increase (decrease) in net assets resulting from operations		$99,639,632
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,691,657	$15,393,791
Net realized gain (loss)	37,078,896	16,244,128
Change in net unrealized appreciation (depreciation)	47,869,079	(49,018,005)
Net increase (decrease) in net assets resulting from operations	99,639,632	(17,380,086)
Distributions to shareholders	(23,696,221)	(42,208,285)

Share transactions - net increase (decrease)	(74,826,763)	47,417,119
Total increase (decrease) in net assets	1,116,648	(12,171,252)

Net Assets
Beginning of period	818,600,178	830,771,430
End of period	$819,716,826	$818,600,178

Financial Highlights
Fidelity Advisor® Utilities Fund Class A

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$37.27	$39.71	$34.53	$30.67	$31.73
Income from Investment Operations
Net investment income (loss) A,B	.75	.64	.52	.56	.60
Net realized and unrealized gain (loss)	5.18	(1.29)	5.84	3.98	(1.03)
Total from investment operations	5.93	(.65)	6.36	4.54	(.43)
Distributions from net investment income	(.77)	(.64)	(.67)	(.68)	(.62)
Distributions from net realized gain	(.49)	(1.15)	(.51)	-	- C
Total distributions	(1.26)	(1.79)	(1.18)	(.68)	(.63) D
Net asset value, end of period	$41.94	$37.27	$39.71	$34.53	$30.67
Total Return E,F	16.48%	(1.58)%	18.70%	14.95%	(1.56)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.01%	1.01%	1.02%	1.05%	1.06%
Expenses net of fee waivers, if any	1.00%	1.01%	1.02%	1.04%	1.06%
Expenses net of all reductions	1.00%	1.01%	1.02%	1.03%	1.05%
Net investment income (loss)	2.04%	1.71%	1.41%	1.70%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$348,276	$327,807	$322,060	$254,388	$249,158
Portfolio turnover rate I	84%	66%	36%	45%	80% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Utilities Fund Class M

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$37.37	$39.81	$34.57	$30.71	$31.77
Income from Investment Operations
Net investment income (loss) A,B	.66	.54	.42	.47	.51
Net realized and unrealized gain (loss)	5.20	(1.29)	5.85	3.99	(1.03)
Total from investment operations	5.86	(.75)	6.27	4.46	(.52)
Distributions from net investment income	(.67)	(.54)	(.51)	(.60)	(.53)
Distributions from net realized gain	(.49)	(1.15)	(.51)	-	- C
Total distributions	(1.16)	(1.69)	(1.03) D	(.60)	(.54) D
Net asset value, end of period	$42.07	$37.37	$39.81	$34.57	$30.71
Total Return E,F	16.19%	(1.85)%	18.37%	14.63%	(1.82)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.27%	1.28%	1.30%	1.32%	1.33%
Expenses net of fee waivers, if any	1.27%	1.27%	1.29%	1.32%	1.33%
Expenses net of all reductions	1.27%	1.27%	1.29%	1.31%	1.33%
Net investment income (loss)	1.78%	1.45%	1.14%	1.42%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$70,288	$68,733	$71,690	$58,065	$58,773
Portfolio turnover rate I	84%	66%	36%	45%	80% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Utilities Fund Class C

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$36.30	$38.73	$33.60	$29.83	$30.90
Income from Investment Operations
Net investment income (loss) A,B	.47	.35	.24	.30	.35
Net realized and unrealized gain (loss)	5.05	(1.26)	5.67	3.88	(1.01)
Total from investment operations	5.52	(.91)	5.91	4.18	(.66)
Distributions from net investment income	(.50)	(.37)	(.27)	(.41)	(.40)
Distributions from net realized gain	(.49)	(1.15)	(.51)	-	- C
Total distributions	(.99)	(1.52)	(.78)	(.41)	(.41) D
Net asset value, end of period	$40.83	$36.30	$38.73	$33.60	$29.83
Total Return E,F	15.64%	(2.34)%	17.78%	14.10%	(2.28)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.76%	1.77%	1.78%	1.80%	1.81%
Expenses net of fee waivers, if any	1.75%	1.76%	1.78%	1.80%	1.81%
Expenses net of all reductions	1.75%	1.76%	1.78%	1.79%	1.80%
Net investment income (loss)	1.30%	.96%	.65%	.94%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$56,100	$58,042	$61,087	$49,312	$63,458
Portfolio turnover rate I	84%	66%	36%	45%	80% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Utilities Fund Class I

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$38.22	$40.68	$35.39	$31.40	$32.47
Income from Investment Operations
Net investment income (loss) A,B	.88	.76	.64	.66	.71
Net realized and unrealized gain (loss)	5.32	(1.33)	5.98	4.10	(1.07)
Total from investment operations	6.20	(.57)	6.62	4.76	(.36)
Distributions from net investment income	(.87)	(.74)	(.81)	(.77)	(.71)
Distributions from net realized gain	(.49)	(1.15)	(.51)	-	- C
Total distributions	(1.36)	(1.89)	(1.33) D	(.77)	(.71)
Net asset value, end of period	$43.06	$38.22	$40.68	$35.39	$31.40
Total Return E	16.82%	(1.34)%	19.00%	15.30%	(1.30)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74%	.75%	.76%	.77%	.79%
Expenses net of fee waivers, if any	.73%	.74%	.75%	.77%	.78%
Expenses net of all reductions	.73%	.74%	.75%	.76%	.78%
Net investment income (loss)	2.31%	1.98%	1.68%	1.97%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$270,962	$255,201	$269,667	$143,582	$187,833
Portfolio turnover rate H	84%	66%	36%	45%	80% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Utilities Fund Class Z

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$38.20	$40.66	$35.38	$31.42	$32.48
Income from Investment Operations
Net investment income (loss) A,B	.93	.81	.69	.71	.74
Net realized and unrealized gain (loss)	5.31	(1.33)	5.98	4.08	(1.04)
Total from investment operations	6.24	(.52)	6.67	4.79	(.30)
Distributions from net investment income	(.92)	(.79)	(.88)	(.83)	(.75)
Distributions from net realized gain	(.49)	(1.15)	(.51)	-	- C
Total distributions	(1.40) D	(1.94)	(1.39)	(.83)	(.76) D
Net asset value, end of period	$43.04	$38.20	$40.66	$35.38	$31.42
Total Return E	16.97%	(1.21)%	19.17%	15.41%	(1.15)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.58%	.62%	.63%	.64%	.65%
Expenses net of fee waivers, if any	.57%	.62%	.63%	.64%	.65%
Expenses net of all reductions	.57%	.62%	.63%	.63%	.64%
Net investment income (loss)	2.48%	2.10%	1.81%	2.10%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$74,091	$108,817	$106,266	$54,746	$52,034
Portfolio turnover rate H	84%	66%	36%	45%	80% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended July 31, 2024

1. Organization.
Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financials Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Semiconductors Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund (the Funds) are funds of Fidelity Advisor Series VII (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Fidelity Advisor Financials Fund and Fidelity Advisor Health Care Fund. Each Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements for Fidelity Advisor Health Care Fund have been consolidated to include the Subsidiary accounts (see Consolidated Subsidiary note below).
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Fidelity Advisor Biotechnology Fund

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$32,893,624	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$1.13 - $8.61 / $4.17	Increase
			Discount rate	30.0% - 75.0% / 51.3%	Decrease
			Premium rate	10.0% - 20.0% / 14.8%	Increase
		Discounted cash flow	Discount rate	5.1% - 6.1% / 5.4%	Decrease
			Probability rate	0.0% - 90.0% / 45.0%	Increase
			Term	0.2 - 6.9 / 3.9	Increase
		Black scholes	Discount rate	4.2%	Increase
			Volatility	75.0% - 90.0% / 82.4%	Increase
			Term	3.0	Increase
Corporate Bonds	$850,350	Market approach	Transaction price	$100.00	Increase
			Discount rate	23.5%	Decrease
			Probability rate	0.0% - 33.3% / 16.7%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Fidelity Advisor Health Care Fund

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$77,407,800	Market approach	Transaction price	$6.52 - $33.33 / $13.79	Increase
			Discount rate	10.0% - 70.0% / 23.1%	Decrease
			Premium rate	10.0%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	2.1 - 14.5 / 5.0	Increase
		Black scholes	Discount rate	4.1% - 4.6% / 4.3%	Increase
			Volatility	45.0% - 90.0% / 66.0%	Increase
			Term	1.5 - 5.0 / 3.1	Increase
Corporate Bonds	$3,643,149	Market approach	Transaction price	$100.00	Increase
			Discount rate	23.5%	Decrease
			Probability rate	0.0% - 33.3% / 16.7%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	7.0	Increase
			Discount rate	25.0%	Decrease
			Probability rate	0.0% - 25.0% / 13.8%	Increase
		Black scholes	Discount rate	4.8%	Increase
			Volatility	55.0%	Increase
			Term	1.1	Increase
Preferred Securities	$7,682,374	Market approach	Transaction price	$100.00	Increase
			Discount rate	33.9%	Decrease
			Probability rate	0.0% - 50.0% / 25.0%	Increase
		Black scholes	Discount rate	4.3%	Increase
			Volatility	70.0%	Increase
			Term	2.4	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Fidelity Advisor Technology Fund

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$95,131,907	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$1.10 - $8.00 / $3.33	Increase
			Discount rate	75.0%	Decrease
			Premium rate	10.0% - 30.0% / 22.5%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.8 - 49.0 / 13.9	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	30.6%	Decrease
			Yield	33.0%	Decrease
			Exit multiple	1.5	Increase
		Black scholes	Discount rate	4.1% - 5.0% / 4.2%	Increase
			Volatility	40.0% - 100.0% / 76.7%	Increase
			Term	0.7 - 5.0 / 3.7	Increase
Corporate Bonds	$-	Recovery value	Recovery value	$0.00	Increase
Preferred Securities	$871,200	Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4% - 37.9% / 36.2%	Decrease
			Probability rate	0.0% - 60.0% / 34.5%	Increase
		Black scholes	Discount rate	4.9% - 5.4% / 5.2%	Increase
			Volatility	50.0% - 100.0% / 82.1%	Increase
			Term	0.3 - 0.9 / 0.5	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Energy Fund	104,447
Fidelity Advisor Technology Fund	167,708

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, deferred Trustee compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Advisor Biotechnology Fund	1,305,775,580	725,523,655	(66,024,298)	659,499,357
Fidelity Advisor Consumer Discretionary Fund	253,512,562	239,999,068	(13,331,256)	226,667,812
Fidelity Advisor Energy Fund	772,877,007	561,892,458	(4,926,782)	556,965,676
Fidelity Advisor Financials Fund	375,843,263	145,409,954	(7,144,794)	138,265,160
Fidelity Advisor Health Care Fund	3,110,085,187	1,996,996,850	(290,373,740)	1,706,623,110
Fidelity Advisor Industrials Fund	421,337,382	170,841,199	(2,276,744)	168,564,455
Fidelity Advisor Semiconductors Fund	1,509,671,774	1,203,634,313	(63,435,788)	1,140,198,525
Fidelity Advisor Technology Fund	3,118,296,136	3,282,184,118	(154,451,857)	3,127,732,261
Fidelity Advisor Utilities Fund	635,243,580	201,242,305	(12,616,330)	188,625,975

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Advisor Biotechnology Fund	43,234,394	14,352,112	-	659,499,761
Fidelity Advisor Consumer Discretionary Fund	-	19,002,180	-	226,666,881
Fidelity Advisor Energy Fund	-	-	(191,455,812)	555,264,959
Fidelity Advisor Financials Fund	3,603,126	5,974,438	-	138,265,160
Fidelity Advisor Health Care Fund	-	274,359,969	-	1,706,662,172
Fidelity Advisor Industrials Fund	901,577	10,389,773	-	168,564,455
Fidelity Advisor Semiconductors Fund	-	107,753,073	-	1,140,198,525
Fidelity Advisor Technology Fund	5,365,610	439,024,533	-	3,127,732,605
Fidelity Advisor Utilities Fund	482,686	31,498,566	-	188,625,979

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Total capital loss carryforward ($)
Fidelity Advisor Energy Fund	(191,455,812)	(191,455,812)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2024 to July 31, 2024. Loss deferrals were as follows:

Ordinary losses ($)
Fidelity Advisor Consumer Discretionary Fund	(563,892)
Fidelity Advisor Health Care Fund	(6,688,745)
Fidelity Advisor Semiconductors Fund	(4,933,502)
Fidelity Advisor Technology Fund	(17,165,728)

The tax character of distributions paid was as follows:

July 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Advisor Biotechnology Fund	18,817,060	-	18,817,060
Fidelity Advisor Energy Fund	23,514,383	-	23,514,383
Fidelity Advisor Financials Fund	8,982,095	-	8,982,095
Fidelity Advisor Industrials Fund	555,876	39,214,486	39,770,362
Fidelity Advisor Semiconductors Fund	-	51,832,290	51,832,290
Fidelity Advisor Technology Fund	7,387,545	189,027,459	196,415,004
Fidelity Advisor Utilities Fund	14,670,139	9,026,082	23,696,221

July 31, 2023
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Advisor Consumer Discretionary Fund	-	17,163,089	17,163,089
Fidelity Advisor Energy Fund	33,434,847	-	33,434,847
Fidelity Advisor Financials Fund	9,591,816	21,193,635	30,785,451
Fidelity Advisor Industrials Fund	508,799	17,041,143	17,549,942
Fidelity Advisor Semiconductors Fund	-	22,158,679	22,158,679
Fidelity Advisor Technology Fund	-	117,622,896	117,622,896
Fidelity Advisor Utilities Fund	15,146,470	27,061,815	42,208,285

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Advisor Health Care Fund	3,252,979.07

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Biotechnology Fund	Oruka Therapeutics, Inc.	4,000,000	2,795,057
Fidelity Advisor Health Care Fund	Oruka Therapeutics, Inc.	5,444,502	3,804,424
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Biotechnology Fund	1,159,135,466	1,391,211,646
Fidelity Advisor Consumer Discretionary Fund	117,892,311	182,819,440
Fidelity Advisor Energy Fund	399,357,174	488,823,392
Fidelity Advisor Financials Fund	191,848,601	242,820,662
Fidelity Advisor Health Care Fund	1,809,052,848	3,132,822,673
Fidelity Advisor Industrials Fund	150,732,874	227,331,372
Fidelity Advisor Semiconductors Fund	1,097,168,383	554,923,226
Fidelity Advisor Technology Fund	1,843,143,251	1,944,067,982
Fidelity Advisor Utilities Fund	592,475,937	702,711,612

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Consumer Discretionary Fund	493,122	15,311,646	19,147,937
Fidelity Advisor Energy Fund	1,253,395	42,342,401	57,668,686
Fidelity Advisor Financials Fund	629,921	7,051,602	15,955,906
Fidelity Advisor Industrials Fund	553,097	11,201,399	22,245,575
Fidelity Advisor Technology Fund	1,690,112	75,184,814	169,535,169

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Industrials Fund	634,301	16,690,939	26,323,494
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Effective March 1, 2024, each Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Advisor Biotechnology Fund
Class A	.71
Class M	.72
Class C	.72
Class I	.69
Class Z	.56
Fidelity Advisor Consumer Discretionary Fund
Class A	.70
Class M	.72
Class C	.71
Class I	.69
Class Z	.56
Fidelity Advisor Energy Fund
Class A	.72
Class M	.72
Class C	.71
Class I	.69
Class Z	.56
Fidelity Advisor Financials Fund
Class A	.72
Class M	.71
Class C	.71
Class I	.69
Class Z	.56
Fidelity Advisor Health Care Fund
Class A	.69
Class M	.69
Class C	.69
Class I	.68
Class Z	.55
Fidelity Advisor Industrials Fund
Class A	.70
Class M	.70
Class C	.71
Class I	.68
Class Z	.56
Fidelity Advisor Semiconductors Fund
Class A	.69
Class M	.68
Class C	.70
Class I	.69
Class Z	.56
Fidelity Advisor Technology Fund
Class A	.68
Class M	.67
Class C	.69
Class I	.67
Class Z	.55
Fidelity Advisor Utilities Fund
Class A	.71
Class M	.72
Class C	.71
Class I	.69
Class Z	.57

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Advisor Biotechnology Fund
Class A	.69
Class M	.70
Class C	.70
Class I	.69
Class Z	.56
Fidelity Advisor Consumer Discretionary Fund
Class A	.70
Class M	.72
Class C	.71
Class I	.69
Class Z	.56
Fidelity Advisor Energy Fund
Class A	.71
Class M	.71
Class C	.71
Class I	.69
Class Z	.56
Fidelity Advisor Financials Fund
Class A	.72
Class M	.71
Class C	.71
Class I	.69
Class Z	.56
Fidelity Advisor Health Care Fund
Class A	.67
Class M	.67
Class C	.67
Class I	.67
Class Z	.55
Fidelity Advisor Industrials Fund
Class A	.70
Class M	.70
Class C	.71
Class I	.68
Class Z	.56
Fidelity Advisor Semiconductors Fund
Class A	.69
Class M	.68
Class C	.69
Class I	.69
Class Z	.56
Fidelity Advisor Technology Fund
Class A	.67
Class M	.67
Class C	.67
Class I	.67
Class Z	.55
Fidelity Advisor Utilities Fund
Class A	.71
Class M	.72
Class C	.71
Class I	.69
Class Z	.57

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate was applied to each Fund's average net assets. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, each Fund's total annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate %	Group Rate %	Total %
Fidelity Advisor Biotechnology Fund	.30	.22	.52
Fidelity Advisor Consumer Discretionary Fund	.30	.22	.52
Fidelity Advisor Energy Fund	.30	.22	.52
Fidelity Advisor Financials Fund	.30	.22	.52
Fidelity Advisor Health Care Fund	.30	.22	.52
Fidelity Advisor Industrials Fund	.30	.22	.52
Fidelity Advisor Semiconductors Fund	.30	.22	.52
Fidelity Advisor Technology Fund	.30	.22	.52
Fidelity Advisor Utilities Fund	.30	.22	.52

Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Advisor Biotechnology Fund
Class A	- %	.25%	1,615,089	1,241,837
Class M	.25%	.25%	578,438	142,674
Class C	.75%	.25%	979,509	805,311
			3,173,036	2,189,822
Fidelity Advisor Consumer Discretionary Fund
Class A	- %	.25%	527,979	366,992
Class M	.25%	.25%	172,032	83,364
Class C	.75%	.25%	360,167	291,526
			1,060,178	741,882
Fidelity Advisor Energy Fund
Class A	- %	.25%	952,359	593,839
Class M	.25%	.25%	544,158	198,494
Class C	.75%	.25%	854,461	725,485
			2,350,978	1,517,818
Fidelity Advisor Financials Fund
Class A	- %	.25%	436,174	299,303
Class M	.25%	.25%	330,348	81,398
Class C	.75%	.25%	359,296	306,615
			1,125,818	687,316
Fidelity Advisor Health Care Fund
Class A	- %	.25%	3,599,291	2,664,725
Class M	.25%	.25%	1,485,314	635,180
Class C	.75%	.25%	2,968,039	2,578,712
			8,052,644	5,878,617
Fidelity Advisor Industrials Fund
Class A	- %	.25%	600,380	429,756
Class M	.25%	.25%	290,484	122,410
Class C	.75%	.25%	321,577	257,511
			1,212,441	809,677
Fidelity Advisor Semiconductors Fund
Class A	- %	.25%	1,891,837	1,300,205
Class M	.25%	.25%	612,806	138,054
Class C	.75%	.25%	1,616,644	1,257,852
			4,121,287	2,696,111
Fidelity Advisor Technology Fund
Class A	- %	.25%	5,238,162	3,426,169
Class M	.25%	.25%	3,397,300	961,018
Class C	.75%	.25%	3,189,839	2,594,399
			11,825,301	6,981,586
Fidelity Advisor Utilities Fund
Class A	- %	.25%	771,651	510,598
Class M	.25%	.25%	322,490	122,000
Class C	.75%	.25%	523,769	421,577
			1,617,910	1,054,175

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Advisor Biotechnology Fund
Class A	72,280
Class M	4,721
Class C A	15,114
92,115
Fidelity Advisor Consumer Discretionary Fund
Class A	47,152
Class M	3,102
Class C A	98
50,352
Fidelity Advisor Energy Fund
Class A	151,246
Class M	8,269
Class C A	554
160,069
Fidelity Advisor Financials Fund
Class A	29,543
Class M	2,261
Class C A	303
32,107
Fidelity Advisor Health Care Fund
Class A	182,078
Class M	17,621
Class C A	2,274
201,973
Fidelity Advisor Industrials Fund
Class A	37,674
Class M	4,308
Class C A	67
42,049
Fidelity Advisor Semiconductors Fund
Class A	1,216,268
Class M	42,395
Class C A	1,767
1,260,430
Fidelity Advisor Technology Fund
Class A	818,504
Class M	42,568
Class C A	2,644
863,716
Fidelity Advisor Utilities Fund
Class A	118,382
Class M	8,536
Class C A	992
127,910
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Fidelity Advisor Biotechnology Fund
Class A	.1903
Class M	.2000
Class C	.2000
Class I	.1685
Class Z	.0420

Fidelity Advisor Consumer Discretionary Fund
Class A	.1852
Class M	.1966
Class C	.1935
Class I	.1674
Class Z	.0420

Fidelity Advisor Energy Fund
Class A	.1947
Class M	.2000
Class C	.1869
Class I	.1705
Class Z	.0420

Fidelity Advisor Financials Fund
Class A	.1976
Class M	.1869
Class C	.1947
Class I	.1737
Class Z	.0420

Fidelity Advisor Health Care Fund
Class A	.1777
Class M	.1808
Class C	.1825
Class I	.1682
Class Z	.0420

Fidelity Advisor Industrials Fund
Class A	.1826
Class M	.1827
Class C	.1899
Class I	.1650
Class Z	.0420

Fidelity Advisor Semiconductors Fund
Class A	.1685
Class M	.1551
Class C	.1746
Class I	.1642
Class Z	.0420

Fidelity Advisor Technology Fund
Class A	.1674
Class M	.1602
Class C	.1813
Class I	.1597
Class Z	.0420

Fidelity Advisor Utilities Fund
Class A	.1841
Class M	.1996
Class C	.1879
Class I	.1669
Class Z	.0420

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Fidelity Advisor Biotechnology Fund
Class A	686,254.19
Class M	135,743.21
Class C	118,567.20
Class I	644,183.17
Class Z	16,042.04
	1,600,789
Fidelity Advisor Consumer Discretionary Fund
Class A	222,815.19
Class M	39,211.20
Class C	43,337.20
Class I	134,720.17
Class Z	13,754.04
	453,837
Fidelity Advisor Energy Fund
Class A	420,054.19
Class M	125,045.20
Class C	95,132.19
Class I	515,419.17
Class Z	44,971.04
	1,200,621
Fidelity Advisor Financials Fund
Class A	191,405.20
Class M	68,361.19
Class C	41,300.19
Class I	103,382.17
Class Z	13,586.04
	418,034
Fidelity Advisor Health Care Fund
Class A	1,497,939.18
Class M	313,448.18
Class C	330,836.18
Class I	2,232,092.17
Class Z	171,771.04
	4,546,086
Fidelity Advisor Industrials Fund
Class A	240,975.19
Class M	58,099.19
Class C	34,917.19
Class I	128,216.17
Class Z	11,891.04
	474,098
Fidelity Advisor Semiconductors Fund
Class A	604,970.17
Class M	88,624.16
Class C	133,796.18
Class I	547,635.17
Class Z	25,837.04
	1,400,862
Fidelity Advisor Technology Fund
Class A	1,880,653.17
Class M	587,999.16
Class C	318,057.18
Class I	1,444,921.16
Class Z	155,932.04
	4,387,562
Fidelity Advisor Utilities Fund
Class A	324,000.19
Class M	73,990.20
Class C	57,162.19
Class I	195,543.17
Class Z	19,683.04
	670,378

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees for each class were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Biotechnology Fund	.0275
Fidelity Advisor Consumer Discretionary Fund	.0353
Fidelity Advisor Energy Fund	.0283
Fidelity Advisor Financials Fund	.0354
Fidelity Advisor Health Care Fund	.0174
Fidelity Advisor Industrials Fund	.0344
Fidelity Advisor Semiconductors Fund	.0281
Fidelity Advisor Technology Fund	.0192
Fidelity Advisor Utilities Fund	.0308

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Biotechnology Fund	.03
Fidelity Advisor Consumer Discretionary Fund	.04
Fidelity Advisor Energy Fund	.03
Fidelity Advisor Financials Fund	.04
Fidelity Advisor Health Care Fund	.02
Fidelity Advisor Industrials Fund	.03
Fidelity Advisor Semiconductors Fund	.03
Fidelity Advisor Technology Fund	.02
Fidelity Advisor Utilities Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Biotechnology Fund	52,037
Fidelity Advisor Consumer Discretionary Fund	1,854
Fidelity Advisor Energy Fund	9,643
Fidelity Advisor Financials Fund	2,922
Fidelity Advisor Health Care Fund	32,039
Fidelity Advisor Industrials Fund	2,514
Fidelity Advisor Semiconductors Fund	11,094
Fidelity Advisor Technology Fund	17,085
Fidelity Advisor Utilities Fund	9,327

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Biotechnology Fund	Borrower	11,723,000	5.58%	10,909
Fidelity Advisor Energy Fund	Borrower	4,631,538	5.57%	9,311
Fidelity Advisor Financials Fund	Borrower	4,389,143	5.57%	4,754
Fidelity Advisor Health Care Fund	Borrower	10,464,064	5.57%	76,086
Fidelity Advisor Industrials Fund	Borrower	5,571,750	5.57%	3,445
Fidelity Advisor Semiconductors Fund	Borrower	17,716,000	5.59%	2,748
Fidelity Advisor Technology Fund	Borrower	4,118,000	5.57%	2,547
Fidelity Advisor Utilities Fund	Borrower	14,616,167	5.57%	13,559

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Biotechnology Fund	32,276,446	135,088,376	8,886,029
Fidelity Advisor Consumer Discretionary Fund	15,233,410	7,234,899	1,321,723
Fidelity Advisor Energy Fund	33,291,995	6,662,362	1,434,682
Fidelity Advisor Financials Fund	8,869,692	13,651,497	814,406
Fidelity Advisor Health Care Fund	121,743,458	252,382,893	(13,447,111)
Fidelity Advisor Industrials Fund	3,770,859	2,872,364	267,114
Fidelity Advisor Semiconductors Fund	58,058,584	1,736,381	(473,896)
Fidelity Advisor Technology Fund	138,815,916	96,000,846	23,368,932
Fidelity Advisor Utilities Fund	8,306,606	36,836,375	2,296,597

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Advisor Biotechnology Fund	8,171
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Biotechnology Fund	2,707
Fidelity Advisor Consumer Discretionary Fund	790
Fidelity Advisor Energy Fund	2,114
Fidelity Advisor Financials Fund	727
Fidelity Advisor Health Care Fund	8,378
Fidelity Advisor Industrials Fund	859
Fidelity Advisor Semiconductors Fund	2,981
Fidelity Advisor Technology Fund	8,969
Fidelity Advisor Utilities Fund	1,180
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Biotechnology Fund	149,246	15,605	-
Fidelity Advisor Consumer Discretionary Fund	1,623	69	-
Fidelity Advisor Energy Fund	7,169	-	-
Fidelity Advisor Financials Fund	874	-	-
Fidelity Advisor Health Care Fund	55,760	1,160	10,218
Fidelity Advisor Industrials Fund	700	-	-
Fidelity Advisor Semiconductors Fund	37,276	6,088	8,768,000
Fidelity Advisor Technology Fund	5,077	18,196	-
Fidelity Advisor Utilities Fund	803	-	-
8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Energy Fund	527,250	5.83%	342
Fidelity Advisor Financials Fund	2,508,833	5.83%	2,437
Fidelity Advisor Health Care Fund	115,000	5.83%	37
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits ($)	Transfer Agent credits ($)
Fidelity Advisor Biotechnology Fund	4,799	-
Class M	-	427
Fidelity Advisor Energy Fund	-	-
Class M	-	151
Fidelity Advisor Financials Fund	-	-
Class M	-	20
Fidelity Advisor Industrials Fund	-	-
Class M	-	76
Fidelity Advisor Semiconductors Fund	1,803	-
Fidelity Advisor Technology Fund	1,570	-
Fidelity Advisor Utilities Fund	-	-
Class M	-	67

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount ($)
Fidelity Advisor Biotechnology Fund	100,437
Fidelity Advisor Consumer Discretionary Fund	29,880
Fidelity Advisor Energy Fund	77,725
Fidelity Advisor Financials Fund	26,753
Fidelity Advisor Health Care Fund	316,824
Fidelity Advisor Industrials Fund	31,548
Fidelity Advisor Semiconductors Fund	100,000
Fidelity Advisor Technology Fund	324,665
Fidelity Advisor Utilities Fund	43,394
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended July 31, 2024	Year ended July 31, 2023
Fidelity Advisor Biotechnology Fund
Distributions to shareholders
Class A	$7,399,425	$ -
Class M	1,088,438	-
Class I	9,290,645	-
Class Z	1,038,552	-
Total	$18,817,060	$ -
Fidelity Advisor Consumer Discretionary Fund
Distributions to shareholders
Class A	$ -	$6,880,690
Class M	-	1,398,366
Class C	-	2,489,252
Class I	-	3,782,125
Class Z	-	2,612,656
Total	$ -	$17,163,089
Fidelity Advisor Energy Fund
Distributions to shareholders
Class A	$7,318,255	$ 8,545,498
Class M	1,764,969	2,095,293
Class C	1,178,876	1,833,534
Class I	11,020,177	13,584,550
Class Z	2,232,106	7,375,972
Total	$23,514,383	$33,434,847
Fidelity Advisor Financials Fund
Distributions to shareholders
Class A	$3,936,144	$10,343,831
Class M	1,359,712	3,691,281
Class C	580,285	2,770,639
Class I	2,558,939	7,089,508
Class Z	547,015	6,890,192
Total	$8,982,095	$30,785,451
Fidelity Advisor Health Care Fund
Distributions to shareholders
Class A	$ -	$ -
Class M	-	-
Class C	-	-
Class I	-	-
Class Z	-	-
Total	$ -	$ -
Fidelity Advisor Industrials Fund
Distributions to shareholders
Class A	$19,091,663	$7,071,012
Class M	4,801,657	1,678,793
Class C	3,163,271	1,387,568
Class I	9,988,265	4,233,189
Class Z	2,725,506	3,179,380
Total	$39,770,362	$17,549,942
Fidelity Advisor Semiconductors Fund
Distributions to shareholders
Class A	$21,083,648	$8,928,808
Class M	3,540,848	1,417,206
Class C	5,533,444	2,898,996
Class I	18,203,721	7,802,658
Class Z	3,470,629	1,111,011
Total	$51,832,290	$22,158,679
Fidelity Advisor Technology Fund
Distributions to shareholders
Class A	$75,972,488	$44,657,722
Class M	26,864,038	15,873,515
Class C	15,432,543	11,031,237
Class I	58,230,400	31,149,239
Class Z	19,915,535	14,911,183
Total	$196,415,004	$117,622,896
Fidelity Advisor Utilities Fund
Distributions to shareholders
Class A	$10,455,083	$15,827,969
Class M	2,004,102	3,178,096
Class C	1,433,195	2,595,233
Class I	7,152,393	14,746,535
Class Z	2,651,448	5,860,452
Total	$23,696,221	$42,208,285
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2024	Year ended July 31, 2023
Fidelity Advisor Biotechnology Fund
Class A
Shares sold	2,649,700	3,200,209	$72,502,956	$78,997,743
Reinvestment of distributions	273,310	-	6,909,269	-
Shares redeemed	(5,241,119)	(5,129,445)	(139,324,676)	(126,229,442)
Net increase (decrease)	(2,318,109)	(1,929,236)	$(59,912,451)	$(47,231,699)
Class M
Shares sold	306,124	585,052	$7,730,359	$13,155,289
Reinvestment of distributions	46,475	-	1,075,432	-
Shares redeemed	(853,680)	(1,112,087)	(21,109,524)	(25,079,956)
Net increase (decrease)	(501,081)	(527,035)	$(12,303,733)	$(11,924,667)
Class C
Shares sold	291,630	406,454	$6,284,802	$7,809,259
Shares redeemed	(2,724,748)	(4,111,528)	(56,457,308)	(79,272,567)
Net increase (decrease)	(2,433,118)	(3,705,074)	$(50,172,506)	$(71,463,308)
Class I
Shares sold	4,210,816	3,930,484	$128,411,204	$105,588,310
Reinvestment of distributions	282,262	-	7,793,263	-
Shares redeemed	(8,100,490)	(7,664,664)	(236,749,589)	(205,027,950)
Net increase (decrease)	(3,607,412)	(3,734,180)	$(100,545,122)	$(99,439,640)
Class Z
Shares sold	906,906	772,947	$26,839,138	$20,513,188
Reinvestment of distributions	32,151	-	889,286	-
Shares redeemed	(757,301)	(1,187,102)	(21,811,755)	(31,371,222)
Net increase (decrease)	181,756	(414,155)	$5,916,669	$(10,858,034)
Fidelity Advisor Consumer Discretionary Fund
Class A
Shares sold	751,655	982,071	$29,127,454	$32,708,559
Reinvestment of distributions	-	213,159	-	6,684,934
Shares redeemed	(959,120)	(1,161,794)	(37,712,464)	(37,480,011)
Net increase (decrease)	(207,465)	33,436	$(8,585,010)	$1,913,482
Class M
Shares sold	65,698	139,907	$2,328,548	$4,259,426
Reinvestment of distributions	-	48,202	-	1,382,434
Shares redeemed	(188,451)	(240,619)	(6,523,190)	(7,160,832)
Net increase (decrease)	(122,753)	(52,510)	$(4,194,642)	$(1,518,972)
Class C
Shares sold	106,037	166,292	$3,101,374	$4,242,334
Reinvestment of distributions	-	104,574	-	2,479,122
Shares redeemed	(651,288)	(750,676)	(18,972,585)	(18,507,976)
Net increase (decrease)	(545,251)	(479,810)	$(15,871,211)	$(11,786,520)
Class I
Shares sold	1,605,539	1,961,206	$67,012,895	$72,509,098
Reinvestment of distributions	-	105,097	-	3,632,142
Shares redeemed	(1,903,546)	(1,814,837)	(79,673,073)	(64,112,469)
Net increase (decrease)	(298,007)	251,466	$(12,660,178)	$12,028,771
Class Z
Shares sold	388,498	1,607,768	$16,440,384	$55,088,683
Reinvestment of distributions	-	73,211	-	2,541,170
Shares redeemed	(1,574,354)	(774,213)	(61,888,489)	(27,608,114)
Net increase (decrease)	(1,185,856)	906,766	$(45,448,105)	$30,021,739
Fidelity Advisor Energy Fund
Class A
Shares sold	1,802,738	2,965,090	$83,797,509	$125,359,435
Reinvestment of distributions	167,879	200,714	7,094,565	8,281,444
Shares redeemed	(2,315,640)	(3,841,903)	(105,057,379)	(159,054,801)
Net increase (decrease)	(345,023)	(676,099)	$(14,165,305)	$(25,413,922)
Class M
Shares sold	361,787	390,349	$17,332,099	$16,951,245
Reinvestment of distributions	39,715	48,467	1,727,981	2,057,403
Shares redeemed	(554,617)	(875,129)	(25,806,670)	(37,005,996)
Net increase (decrease)	(153,115)	(436,313)	$(6,746,590)	$(17,997,348)
Class C
Shares sold	340,034	662,408	$14,247,108	$25,703,152
Reinvestment of distributions	29,115	46,957	1,125,303	1,773,567
Shares redeemed	(864,275)	(1,329,293)	(35,707,272)	(50,167,462)
Net increase (decrease)	(495,126)	(619,928)	$(20,334,861)	$(22,690,743)
Class I
Shares sold	7,331,050	5,904,399	$360,535,890	$264,297,953
Reinvestment of distributions	226,380	282,440	10,144,089	12,342,610
Shares redeemed	(6,596,082)	(8,165,711)	(313,054,267)	(357,278,979)
Net increase (decrease)	961,348	(1,978,872)	$57,625,712	$(80,638,416)
Class Z
Shares sold	1,885,365	3,968,517	$93,387,839	$175,402,328
Reinvestment of distributions	42,781	162,239	1,913,609	7,071,987
Shares redeemed	(5,380,884)	(4,835,412)	(257,774,216)	(211,058,509)
Net increase (decrease)	(3,452,738)	(704,656)	$(162,472,768)	$(28,584,194)
Fidelity Advisor Financials Fund
Class A
Shares sold	818,003	1,007,482	$22,800,145	$25,570,300
Reinvestment of distributions	136,530	408,292	3,770,958	9,950,068
Shares redeemed	(1,321,630)	(2,063,576)	(36,117,669)	(51,294,760)
Net increase (decrease)	(367,097)	(647,802)	$(9,546,566)	$(15,774,392)
Class M
Shares sold	257,400	382,498	$7,324,391	$9,695,969
Reinvestment of distributions	49,122	150,930	1,340,046	3,634,395
Shares redeemed	(477,488)	(663,018)	(12,892,718)	(16,163,119)
Net increase (decrease)	(170,966)	(129,590)	$(4,228,281)	$(2,832,755)
Class C
Shares sold	89,000	158,220	$2,319,425	$3,741,582
Reinvestment of distributions	22,503	121,519	577,888	2,753,627
Shares redeemed	(652,906)	(931,916)	(16,390,802)	(21,566,685)
Net increase (decrease)	(541,403)	(652,177)	$(13,493,489)	$(15,071,476)
Class I
Shares sold	1,755,800	1,989,855	$49,634,580	$52,766,831
Reinvestment of distributions	87,544	277,356	2,502,894	6,989,374
Shares redeemed	(2,313,168)	(2,968,307)	(63,481,344)	(75,651,884)
Net increase (decrease)	(469,824)	(701,096)	$(11,343,870)	$(15,895,679)
Class Z
Shares sold	1,757,445	3,844,623	$51,626,690	$99,675,825
Reinvestment of distributions	14,544	239,686	415,095	6,020,924
Shares redeemed	(3,095,014)	(3,116,457)	(80,266,238)	(79,345,103)
Net increase (decrease)	(1,323,025)	967,852	$(28,224,453)	$26,351,646
Fidelity Advisor Health Care Fund
Class A
Shares sold	2,311,559	3,952,012	$136,317,319	$229,948,864
Shares redeemed	(5,454,640)	(4,091,037)	(322,642,152)	(237,824,749)
Net increase (decrease)	(3,143,081)	(139,025)	$(186,324,833)	$(7,875,885)
Class M
Shares sold	223,594	323,729	$12,194,685	$17,197,627
Shares redeemed	(824,131)	(798,274)	(44,498,389)	(42,502,451)
Net increase (decrease)	(600,537)	(474,545)	$(32,303,704)	$(25,304,824)
Class C
Shares sold	348,702	724,395	$15,349,798	$31,252,102
Shares redeemed	(2,928,311)	(4,142,787)	(127,438,226)	(179,275,708)
Net increase (decrease)	(2,579,609)	(3,418,392)	$(112,088,428)	$(148,023,606)
Class I
Shares sold	4,486,201	7,285,756	$294,961,288	$469,523,346
Shares redeemed	(14,948,048)	(11,196,061)	(974,268,206)	(721,560,464)
Net increase (decrease)	(10,461,847)	(3,910,305)	$(679,306,918)	$(252,037,118)
Class Z
Shares sold	2,694,277	5,264,645	$178,292,993	$334,148,597
Shares redeemed	(7,519,316)	(5,098,057)	(481,983,286)	(326,368,763)
Net increase (decrease)	(4,825,039)	166,588	$(303,690,293)	$7,779,834
Fidelity Advisor Industrials Fund
Class A
Shares sold	691,375	406,707	$27,779,266	$14,207,996
Reinvestment of distributions	476,634	199,881	18,093,011	6,692,020
Shares redeemed	(905,850)	(1,106,776)	(36,408,194)	(38,331,064)
Net increase (decrease)	262,159	(500,188)	$9,464,083	$(17,431,048)
Class M
Shares sold	218,666	126,166	$8,638,732	$4,217,090
Reinvestment of distributions	130,912	51,559	4,766,508	1,664,332
Shares redeemed	(241,457)	(241,056)	(9,358,794)	(8,188,209)
Net increase (decrease)	108,121	(63,331)	$4,046,446	$(2,306,787)
Class C
Shares sold	133,579	76,596	$4,409,475	$2,255,873
Reinvestment of distributions	101,765	49,445	3,132,328	1,376,542
Shares redeemed	(340,007)	(403,651)	(11,096,876)	(11,609,090)
Net increase (decrease)	(104,663)	(277,610)	$(3,555,073)	$(7,976,675)
Class I
Shares sold	1,502,930	1,580,336	$65,003,554	$62,430,757
Reinvestment of distributions	219,293	106,079	9,085,300	3,845,348
Shares redeemed	(1,877,502)	(2,324,872)	(79,570,258)	(89,149,470)
Net increase (decrease)	(155,279)	(638,457)	$(5,481,404)	$(22,873,365)
Class Z
Shares sold	600,142	2,596,658	$26,252,508	$89,451,331
Reinvestment of distributions	62,886	86,441	2,604,125	3,128,307
Shares redeemed	(2,156,935)	(883,875)	(88,761,038)	(33,054,547)
Net increase (decrease)	(1,493,907)	1,799,224	$(59,904,405)	$59,525,091
Fidelity Advisor Semiconductors Fund
Class A
Shares sold	4,838,303	3,139,559	$343,697,111	$151,745,716
Reinvestment of distributions	344,846	219,674	20,876,979	8,824,286
Shares redeemed	(1,933,905)	(1,450,894)	(133,711,892)	(63,995,324)
Net increase (decrease)	3,249,244	1,908,339	$230,862,198	$96,574,678
Class M
Shares sold	791,906	543,026	$53,531,235	$24,086,971
Reinvestment of distributions	61,148	37,061	3,458,547	1,398,675
Shares redeemed	(212,743)	(168,156)	(13,778,612)	(6,902,970)
Net increase (decrease)	640,311	411,931	$43,211,170	$18,582,676
Class C
Shares sold	1,308,621	750,418	$75,362,622	$29,626,090
Reinvestment of distributions	113,850	88,413	5,527,405	2,894,656
Shares redeemed	(676,236)	(784,500)	(37,788,799)	(28,516,396)
Net increase (decrease)	746,235	54,331	$43,101,228	$4,004,350
Class I
Shares sold	5,918,967	4,070,496	$451,679,642	$212,088,692
Reinvestment of distributions	273,927	177,505	17,923,026	7,666,452
Shares redeemed	(2,919,636)	(3,061,827)	(224,521,109)	(145,241,848)
Net increase (decrease)	3,273,258	1,186,174	$245,081,559	$74,513,296
Class Z
Shares sold	1,603,015	773,142	$127,452,494	$40,811,429
Reinvestment of distributions	44,183	20,319	2,895,741	877,292
Shares redeemed	(585,589)	(402,594)	(42,801,386)	(18,621,247)
Net increase (decrease)	1,061,609	390,867	$87,546,849	$23,067,474
Fidelity Advisor Technology Fund
Class A
Shares sold	3,228,116	2,719,769	$326,552,310	$206,725,335
Reinvestment of distributions	764,250	628,818	72,565,432	42,658,884
Shares redeemed	(2,801,337)	(2,778,801)	(282,697,295)	(202,519,149)
Net increase (decrease)	1,191,029	569,786	$116,420,447	$46,865,070
Class M
Shares sold	1,078,923	889,665	$98,350,142	$63,637,995
Reinvestment of distributions	307,073	252,456	26,518,839	15,667,387
Shares redeemed	(1,204,017)	(949,000)	(111,499,551)	(63,257,879)
Net increase (decrease)	181,979	193,121	$13,369,430	$16,047,503
Class C
Shares sold	823,369	560,367	$61,716,478	$32,443,071
Reinvestment of distributions	217,843	213,030	15,194,548	10,843,236
Shares redeemed	(1,243,391)	(1,383,227)	(91,783,163)	(76,050,104)
Net increase (decrease)	(202,179)	(609,830)	$(14,872,137)	$(32,763,797)
Class I
Shares sold	7,101,062	4,444,591	$783,888,507	$375,313,502
Reinvestment of distributions	518,428	387,393	55,528,866	29,507,702
Shares redeemed	(6,265,629)	(4,072,906)	(699,659,492)	(338,992,438)
Net increase (decrease)	1,353,861	759,078	$139,757,881	$65,828,766
Class Z
Shares sold	3,570,966	3,452,388	$412,531,561	$279,946,819
Reinvestment of distributions	147,530	169,093	15,797,497	12,873,087
Shares redeemed	(4,630,106)	(2,016,130)	(482,333,988)	(167,266,551)
Net increase (decrease)	(911,610)	1,605,351	$(54,004,930)	$125,553,355
Fidelity Advisor Utilities Fund
Class A
Shares sold	1,280,858	2,215,949	$48,456,309	$84,107,146
Reinvestment of distributions	279,588	413,410	10,124,466	15,411,688
Shares redeemed	(2,053,712)	(1,942,608)	(74,697,612)	(72,156,394)
Net increase (decrease)	(493,266)	686,751	$(16,116,837)	$27,362,440
Class M
Shares sold	140,983	249,639	$5,275,029	$9,574,291
Reinvestment of distributions	54,023	83,223	1,961,658	3,114,610
Shares redeemed	(363,636)	(294,172)	(13,403,536)	(10,991,952)
Net increase (decrease)	(168,630)	38,690	$(6,166,849)	$1,696,949
Class C
Shares sold	292,050	551,415	$10,544,703	$20,505,123
Reinvestment of distributions	40,395	70,929	1,423,265	2,585,729
Shares redeemed	(557,312)	(600,716)	(19,899,030)	(21,673,319)
Net increase (decrease)	(224,867)	21,628	$(7,931,062)	$1,417,533
Class I
Shares sold	3,105,540	4,966,694	$124,002,559	$194,190,345
Reinvestment of distributions	187,848	377,332	6,984,725	14,409,343
Shares redeemed	(3,677,678)	(5,296,143)	(136,341,969)	(200,737,485)
Net increase (decrease)	(384,290)	47,883	$(5,354,685)	$7,862,203
Class Z
Shares sold	1,408,595	2,267,279	$53,605,471	$86,908,960
Reinvestment of distributions	58,601	135,003	2,156,332	5,151,177
Shares redeemed	(2,594,297)	(2,167,228)	(95,019,133)	(82,982,143)
Net increase (decrease)	(1,127,101)	235,054	$(39,257,330)	$9,077,994
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series VII and the Shareholders of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financials Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Semiconductors Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financials Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Semiconductors Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Fund (the "Funds"), each a fund of Fidelity Advisor Series VII, including the schedules of investments, as of July 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. The financial statements and financial highlights for Fidelity Advisor Health Care Fund have been consolidated. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 17, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Biotechnology Fund	$15,473,928
Fidelity Advisor Consumer Discretionary Fund	$22,477,106
Fidelity Advisor Financials Fund	$6,282,976
Fidelity Advisor Health Care Fund	$274,359,969
Fidelity Advisor Industrials Fund	$10,398,559
Fidelity Advisor Semiconductors Fund	$110,412,754
Fidelity Advisor Technology Fund	$468,929,629
Fidelity Advisor Utilities Fund	$36,755,900
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Advisor Utilities Fund	0.36%

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

December, 2023
Fidelity Advisor Industrials Fund	100%
Fidelity Advisor Technology Fund	99.80%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor Biotechnology Fund
December, 2023	91%	100%	-	71%	62%
Fidelity Advisor Energy Fund
December, 2023	100%	100%	100%	100%	100%
Fidelity Advisor Financials Fund
December, 2023	100%	100%	100%	100%	100%
Fidelity Advisor Industrials Fund
December, 2023	100%	-	-	100%	100%
Fidelity Advisor Technology Fund
December, 2023	100%	-	-	100%	100%
Fidelity Advisor Utilities Fund
October, 2023	100%	100%	100%	100%	100%
December, 2023	100%	100%	100%	100%	100%
April, 2024	100%	100%	100%	100%	100%
July, 2024	100%	100%	100%	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor Biotechnology Fund
December, 2023	88.98%	100%	-	68.86%	60.28%
Fidelity Advisor Energy Fund
December, 2023	100%	100%	100%	100%	100%
Fidelity Advisor Financials Fund
December, 2023	100%	100%	100%	100%	100%
Fidelity Advisor Industrials Fund
December, 2023	100%	-	-	100%	100%
Fidelity Advisor Technology Fund
December, 2023	100%	-	-	100%	100%
Fidelity Advisor Utilities Fund
October, 2023	100%	100%	100%	100%	100%
December, 2023	100%	100%	100%	100%	100%
April, 2024	100%	100%	100%	100%	100%
July, 2024	100%	100%	100%	100%	100%

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	11,673,835,823.95	96.01
Withheld	484,880,332.79	3.99
TOTAL	12,158,716,156.74	100.00
Robert A. Lawrence
Affirmative	11,649,437,829.16	95.81
Withheld	509,278,327.57	4.19
TOTAL	12,158,716,156.74	100.00
Vijay C. Advani
Affirmative	11,613,776,744.77	95.52
Withheld	544,939,411.97	4.48
TOTAL	12,158,716,156.74	100.00
Thomas P. Bostick
Affirmative	11,653,386,078.49	95.84
Withheld	505,330,078.25	4.16
TOTAL	12,158,716,156.74	100.00
Donald F. Donahue
Affirmative	11,632,589,030.61	95.67
Withheld	526,127,126.13	4.33
TOTAL	12,158,716,156.74	100.00
Vicki L. Fuller
Affirmative	11,691,940,576.27	96.16
Withheld	466,775,580.46	3.84
TOTAL	12,158,716,156.74	100.00
Patricia L. Kampling
Affirmative	11,685,988,743.05	96.11
Withheld	472,727,413.69	3.89
TOTAL	12,158,716,156.74	100.00
Thomas A. Kennedy
Affirmative	11,651,823,552.03	95.83
Withheld	506,892,604.70	4.17
TOTAL	12,158,716,156.74	100.00
Oscar Munoz
Affirmative	11,630,338,090.08	95.65
Withheld	528,378,066.66	4.35
TOTAL	12,158,716,156.74	100.00
Karen B. Peetz
Affirmative	11,652,647,210.01	95.84
Withheld	506,068,946.73	4.16
TOTAL	12,158,716,156.74	100.00
David M. Thomas
Affirmative	11,635,848,489.52	95.70
Withheld	522,867,667.21	4.30
TOTAL	12,158,716,156.74	100.00
Susan Tomasky
Affirmative	11,679,774,589.51	96.06
Withheld	478,941,567.22	3.94
TOTAL	12,158,716,156.74	100.00
Michael E. Wiley
Affirmative	11,645,598,691.16	95.78
Withheld	513,117,465.58	4.22
TOTAL	12,158,716,156.74	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Discretionary Fund
Fidelity Advisor Energy Fund
Fidelity Advisor Financials Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Industrials Fund
Fidelity Advisor Semiconductors Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class of each fund (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the funds' investment programs. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. Each of Fidelity Advisor Health Care Fund and Fidelity Advisor Semiconductors Fund underperformed its benchmark for the one-, three-, and five-year periods ended February 29, 2024, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR for each fund went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of each fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I of each fund, the Board considered a pro forma management fee rate for Class I of each fund as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of each fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of each fund relative to funds and classes in the similar load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of each fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including, but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2025.

1.762411.123
AFOC-ANN-0924
Fidelity Advisor® Global Real Estate Fund

Annual Report
July 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Global Real Estate Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
Australia - 4.9%
Arena (REIT) unit	31,621	79,819
Charter Hall Retail REIT	34,126	77,885
National Storage REIT unit	29,563	47,752
Scentre Group unit	40,184	91,186
TOTAL AUSTRALIA		296,642
Belgium - 0.7%
Xior Student Housing NV	1,309	44,058
Xior Student Housing NV rights (a)	1,190	672
TOTAL BELGIUM		44,730
Canada - 3.7%
Boardwalk (REIT)	2,146	121,239
Dream Industrial (REIT)	10,301	100,574
TOTAL CANADA		221,813
France - 2.3%
ARGAN SA	350	28,598
Covivio	1,453	75,072
Unibail-Rodamco-Westfield NV	468	35,100
TOTAL FRANCE		138,770
Germany - 1.8%
LEG Immobilien AG	439	38,417
Vonovia SE	2,264	69,611
TOTAL GERMANY		108,028
Hong Kong - 1.5%
Link (REIT)	12,741	53,816
Sun Hung Kai Properties Ltd.	3,969	34,366
TOTAL HONG KONG		88,182
Japan - 8.2%
Advance Residence Investment Corp.	24	50,466
GLP J-REIT	25	21,929
Invincible Investment Corp.	7	3,182
Katitas Co. Ltd.	1,937	24,296
LaSalle Logiport REIT	83	82,111
Mitsubishi Estate Co. Ltd.	6,407	109,201
Mitsui Fudosan Co. Ltd.	13,469	139,537
Mitsui Fudosan Logistics Park, Inc.	22	62,047
TOTAL JAPAN		492,769
Singapore - 3.0%
CapitaLand Integrated Commercial Trust	82,926	129,039
Mapletree Pan Asia Commercial Trust	20,463	19,595
UOL Group Ltd.	8,598	34,606
TOTAL SINGAPORE		183,240
Spain - 1.8%
Lar Espana Real Estate Socimi SA	4,307	37,943
Merlin Properties Socimi SA	5,924	67,639
TOTAL SPAIN		105,582
Sweden - 1.9%
Catena AB	1,858	94,555
Swedish Logistic Property AB (a)	5,951	21,116
TOTAL SWEDEN		115,671
United Kingdom - 8.3%
Assura PLC	125,537	65,683
Grainger Trust PLC	49,872	154,512
Great Portland Estates PLC	2,800	12,598
Helical PLC	7,623	21,951
Londonmetric Properity PLC	10,571	27,369
Segro PLC	6,126	72,122
Shaftesbury Capital PLC	35,151	68,822
Unite Group PLC	6,335	77,612
TOTAL UNITED KINGDOM		500,669
United States of America - 60.8%
Acadia Realty Trust (SBI)	340	7,358
American Homes 4 Rent Class A	2,940	106,105
Americold Realty Trust	2,344	70,062
Camden Property Trust (SBI)	464	51,388
CubeSmart	2,908	138,363
DiamondRock Hospitality Co.	5,346	43,998
Digital Realty Trust, Inc.	1,195	178,641
Elme Communities (SBI)	1,344	22,122
Equinix, Inc.	399	315,306
Equity Lifestyle Properties, Inc.	442	30,357
Equity Residential (SBI)	1,903	132,506
Extra Space Storage, Inc.	698	111,415
Flagship Communities (REIT)	5,501	78,114
Invitation Homes, Inc.	2,135	75,301
Iron Mountain, Inc.	450	46,152
Kimco Realty Corp.	7,522	163,453
Lineage, Inc.	320	28,122
Mid-America Apartment Communities, Inc.	882	123,277
NNN (REIT), Inc.	3,361	150,875
Phillips Edison & Co., Inc.	923	32,397
Prologis, Inc.	4,335	546,423
Public Storage Operating Co.	801	237,032
Realty Income Corp.	539	30,955
Regency Centers Corp.	665	44,781
Ryman Hospitality Properties, Inc.	269	27,037
SITE Centers Corp.	3,163	48,868
STAG Industrial, Inc.	1,147	46,809
Sun Communities, Inc.	1,088	137,882
Tanger, Inc.	1,075	31,068
Terreno Realty Corp.	567	38,788
UDR, Inc.	3,606	144,492
Urban Edge Properties	3,125	63,438
Ventas, Inc.	4,020	218,849
Welltower, Inc.	1,296	144,180
TOTAL UNITED STATES OF AMERICA		3,665,914
TOTAL COMMON STOCKS (Cost $5,017,277)		5,962,010

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $34,600)	34,593	34,600

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $5,051,877)	5,996,610
NET OTHER ASSETS (LIABILITIES) - 0.5%	30,736
NET ASSETS - 100.0%	6,027,346

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	128,414	863,516	957,330	3,449	-	-	34,600	0.0%
Total	128,414	863,516	957,330	3,449	-	-	34,600

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Real Estate	5,962,010	5,678,906	283,104	-

Money Market Funds	34,600	34,600	-	-
Total Investments in Securities:	5,996,610	5,713,506	283,104	-
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,017,277)	$5,962,010
Fidelity Central Funds (cost $34,600)	34,600

Total Investment in Securities (cost $5,051,877)		$5,996,610
Cash		15,166
Receivable for investments sold		25,902
Receivable for fund shares sold		3,915
Dividends receivable		14,369
Distributions receivable from Fidelity Central Funds		150
Prepaid expenses		3
Receivable from investment adviser for expense reductions		46,143
Other receivables		1,093
Total assets		6,103,351
Liabilities
Payable for investments purchased	$12,386
Accrued management fee	4,147
Distribution and service plan fees payable	1,339
Audit fee payable	49,452
Custody fee payable	8,428
Other payables and accrued expenses	253
Total liabilities		76,005
Net Assets		$6,027,346
Net Assets consist of:
Paid in capital		$5,875,007
Total accumulated earnings (loss)		152,339
Net Assets		$6,027,346

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,937,316 ÷ 270,370 shares)(a)		$10.86
Maximum offering price per share (100/94.25 of $10.86)		$11.52
Class M :
Net Asset Value and redemption price per share ($1,270,674 ÷ 117,280 shares)(a)		$10.83
Maximum offering price per share (100/96.50 of $10.83)		$11.22
Class C :
Net Asset Value and offering price per share ($270,749 ÷ 24,974 shares)(a)		$10.84
Class I :
Net Asset Value, offering price and redemption price per share ($1,191,004 ÷ 109,378 shares)		$10.89
Class Z :
Net Asset Value, offering price and redemption price per share ($357,603 ÷ 32,547 shares)		$10.99
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends		$190,379
Income from Fidelity Central Funds		3,449
Income before foreign taxes withheld		$193,828
Less foreign taxes withheld		(8,408)
Total income		185,420
Expenses
Management fee	$39,729
Transfer agent fees	5,939
Distribution and service plan fees	14,155
Accounting fees and expenses	1,059
Custodian fees and expenses	17,078
Independent trustees' fees and expenses	25
Registration fees	75,224
Audit fees	62,279
Legal	5
Miscellaneous	231
Total expenses before reductions	215,724
Expense reductions	(152,270)
Total expenses after reductions		63,454
Net Investment income (loss)		121,966
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	51,019
Foreign currency transactions	(1,034)
Total net realized gain (loss)		49,985
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	300,351
Assets and liabilities in foreign currencies	(77)
Total change in net unrealized appreciation (depreciation)		300,274
Net gain (loss)		350,259
Net increase (decrease) in net assets resulting from operations		$472,225
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$121,966	$133,483
Net realized gain (loss)	49,985	(689,970)
Change in net unrealized appreciation (depreciation)	300,274	(11,330)
Net increase (decrease) in net assets resulting from operations	472,225	(567,817)
Distributions to shareholders	(127,792)	(76,041)

Share transactions - net increase (decrease)	445,205	(1,482,271)
Total increase (decrease) in net assets	789,638	(2,126,129)

Net Assets
Beginning of period	5,237,708	7,363,837
End of period	$6,027,346	$5,237,708

Financial Highlights
Fidelity Advisor® Global Real Estate Fund Class A

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$11.18	$12.49	$9.69	$10.72
Income from Investment Operations
Net investment income (loss) A,B	.23	.23	.17	.17	.15
Net realized and unrealized gain (loss)	.67	(1.11)	(1.33)	2.76	(.58)
Total from investment operations	.90	(.88)	(1.16)	2.93	(.43)
Distributions from net investment income	(.25)	(.09)	(.15)	(.13)	(.23)
Distributions from net realized gain	-	-	-	-	(.37)
Total distributions	(.25)	(.09)	(.15)	(.13)	(.60)
Net asset value, end of period	$10.86	$10.21	$11.18	$12.49	$9.69
Total Return C,D	8.88%	(7.81)%	(9.40)%	30.59%	(4.61)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	4.06%	3.85%	3.19%	4.19%	4.22%
Expenses net of fee waivers, if any	1.20%	1.20%	1.28%	1.38%	1.40%
Expenses net of all reductions	1.19%	1.19%	1.28%	1.37%	1.39%
Net investment income (loss)	2.31%	2.31%	1.45%	1.60%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$2,937	$2,771	$3,021	$2,747	$1,732
Portfolio turnover rate G	32%	84%	33%	32%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Global Real Estate Fund Class M

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$11.16	$12.46	$9.67	$10.71
Income from Investment Operations
Net investment income (loss) A,B	.21	.20	.14	.14	.12
Net realized and unrealized gain (loss)	.65	(1.11)	(1.31)	2.76	(.58)
Total from investment operations	.86	(.91)	(1.17)	2.90	(.46)
Distributions from net investment income	(.22)	(.06)	(.13)	(.11)	(.21)
Distributions from net realized gain	-	-	-	-	(.37)
Total distributions	(.22)	(.06)	(.13)	(.11)	(.58)
Net asset value, end of period	$10.83	$10.19	$11.16	$12.46	$9.67
Total Return C,D	8.56%	(8.09)%	(9.51)%	30.20%	(4.87)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	4.39%	4.03%	3.39%	4.41%	4.46%
Expenses net of fee waivers, if any	1.45%	1.45%	1.52%	1.63%	1.66%
Expenses net of all reductions	1.44%	1.45%	1.52%	1.62%	1.64%
Net investment income (loss)	2.06%	2.05%	1.21%	1.35%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$1,271	$918	$1,070	$876	$658
Portfolio turnover rate G	32%	84%	33%	32%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Global Real Estate Fund Class C

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$11.17	$12.47	$9.63	$10.63
Income from Investment Operations
Net investment income (loss) A,B	.16	.16	.09	.09	.07
Net realized and unrealized gain (loss)	.66	(1.11)	(1.33)	2.75	(.58)
Total from investment operations	.82	(.95)	(1.24)	2.84	(.51)
Distributions from net investment income	(.19)	(.01)	(.06)	-	(.12)
Distributions from net realized gain	-	-	-	-	(.37)
Total distributions	(.19)	(.01)	(.06)	-	(.49)
Net asset value, end of period	$10.84	$10.21	$11.17	$12.47	$9.63
Total Return C,D	8.06%	(8.53)%	(9.97)%	29.49%	(5.31)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	4.78%	4.59%	3.93%	5.02%	4.46%
Expenses net of fee waivers, if any	1.95%	1.94%	2.02%	2.14%	2.16%
Expenses net of all reductions	1.94%	1.93%	2.02%	2.13%	2.15%
Net investment income (loss)	1.56%	1.57%	.72%	.85%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$271	$193	$203	$223	$185
Portfolio turnover rate G	32%	84%	33%	32%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Global Real Estate Fund Class I

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.23	$11.21	$12.51	$9.71	$10.75
Income from Investment Operations
Net investment income (loss) A,B	.26	.25	.20	.20	.17
Net realized and unrealized gain (loss)	.67	(1.11)	(1.32)	2.76	(.58)
Total from investment operations	.93	(.86)	(1.12)	2.96	(.41)
Distributions from net investment income	(.27)	(.12)	(.18)	(.16)	(.26)
Distributions from net realized gain	-	-	-	-	(.37)
Total distributions	(.27)	(.12)	(.18)	(.16)	(.63)
Net asset value, end of period	$10.89	$10.23	$11.21	$12.51	$9.71
Total Return C	9.22%	(7.61)%	(9.12)%	30.82%	(4.40)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	3.75%	3.31%	2.94%	3.81%	3.97%
Expenses net of fee waivers, if any	.95%	.95%	1.02%	1.13%	1.16%
Expenses net of all reductions	.94%	.95%	1.02%	1.12%	1.14%
Net investment income (loss)	2.56%	2.55%	1.71%	1.85%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$1,191	$1,162	$1,766	$1,483	$1,066
Portfolio turnover rate F	32%	84%	33%	32%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Global Real Estate Fund Class Z

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.31	$11.28	$12.56	$9.73	$10.76
Income from Investment Operations
Net investment income (loss) A,B	.27	.28	.22	.22	.19
Net realized and unrealized gain (loss)	.68	(1.13)	(1.32)	2.77	(.59)
Total from investment operations	.95	(.85)	(1.10)	2.99	(.40)
Distributions from net investment income	(.27)	(.12)	(.18)	(.16)	(.26)
Distributions from net realized gain	-	-	-	-	(.37)
Total distributions	(.27)	(.12)	(.18)	(.16)	(.63)
Net asset value, end of period	$10.99	$10.31	$11.28	$12.56	$9.73
Total Return C	9.34%	(7.48)%	(8.93)%	31.07%	(4.29)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	3.61%	3.38%	2.71%	3.72%	3.54%
Expenses net of fee waivers, if any	.80%	.80%	.89%	.97%	1.02%
Expenses net of all reductions	.79%	.80%	.89%	.96%	1.00%
Net investment income (loss)	2.71%	2.70%	1.84%	2.01%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$358	$194	$1,303	$1,180	$233
Portfolio turnover rate F	32%	84%	33%	32%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended July 31, 2024

1. Organization.
Fidelity Advisor Global Real Estate Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,062,960
Gross unrealized depreciation	(189,257)
Net unrealized appreciation (depreciation)	$873,703
Tax Cost	$5,122,907

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$95,421
Capital loss carryforward	$(816,613)
Net unrealized appreciation (depreciation) on securities and other investments	$873,530

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(527,079)
Long-term	(289,534)
Total capital loss carryforward	$(816,613)

The tax character of distributions paid was as follows:

	July 31, 2024	July 31, 2023
Ordinary Income	$127,792	$ 76,041
Total	$127,792	$ 76,041
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Real Estate Fund	2,165,420	1,666,328

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
Class I	.80
Class Z	.71

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
Class I	.80
Class Z	.71

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	6,743	5,151
Class M	.25%	.25%	4,900	2,774
Class C	.75%	.25%	2,512	1,448
			14,155	9,373

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	681
Class M	136
Class CA	8
825

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.1995
Class C	.2000
Class I	.1333
Class Z	.0420

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	3,588.23
Class M	1,077.21
Class C	318.23
Class I	891.14
Class Z	65 5,939.04
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Global Real Estate Fund	.0354

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Global Real Estate Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Global Real Estate Fund	71

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Global Real Estate Fund	77,611	76,175	(4,464)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount ($)
Fidelity Advisor Global Real Estate Fund	9

7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through November 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.20%	76,899
Class M	1.45%	28,739
Class C	1.95%	7,095
Class I	.95%	30,553
Class Z	.80%	8,140
		151,426
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $509.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $335.

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended July 31, 2024	Year ended July 31, 2023
Fidelity Advisor Global Real Estate Fund
Distributions to shareholders
Class A	$65,583	$23,736
Class M	20,354	5,995
Class C	4,497	136
Class I	28,380	43,870
Class Z	8,978	2,304
Total	$127,792	$76,041

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2024	Year ended July 31, 2023
Fidelity Advisor Global Real Estate Fund
Class A
Shares sold	25,269	40,105	$253,147	$395,082
Reinvestment of distributions	6,294	2,489	65,581	23,736
Shares redeemed	(32,550)	(41,363)	(322,865)	(410,949)
Net increase (decrease)	(987)	1,231	$(4,137)	$7,869
Class M
Shares sold	36,978	7,122	$377,014	$70,044
Reinvestment of distributions	1,957	629	20,354	5,995
Shares redeemed	(11,751)	(13,581)	(115,045)	(130,257)
Net increase (decrease)	27,184	(5,830)	$282,323	$(54,218)
Class C
Shares sold	11,367	5,080	$113,511	$50,554
Reinvestment of distributions	431	14	4,497	136
Shares redeemed	(5,682)	(4,441)	(56,703)	(44,663)
Net increase (decrease)	6,116	653	$61,305	$6,027
Class I
Shares sold	10,965	267,118	$111,722	$2,612,072
Reinvestment of distributions	2,677	4,304	27,921	41,084
Shares redeemed	(17,818)	(315,343)	(169,830)	(3,144,342)
Net increase (decrease)	(4,176)	(43,921)	$(30,187)	$(491,186)
Class Z
Shares sold	17,973	79,530	$179,119	$764,368
Reinvestment of distributions	577	240	6,068	2,304
Shares redeemed	(4,792)	(176,559)	(49,286)	(1,717,435)
Net increase (decrease)	13,758	(96,789)	$135,901	$(950,763)

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Advisor Global Real Estate Fund	44%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series VII and the Shareholders of Fidelity Advisor Global Real Estate Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Global Real Estate Fund (the "Fund"), a fund of Fidelity Advisor Series VII, including the schedule of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 12, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $2,032 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 32.37%; Class M designates 35.70%; Class C designates 42.81%; Class I designates 29.38%; and Class Z designates 29.38%; of the dividend distributed in December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 59.39%; Class M designates 64.31%; Class C designates 57.20%; Class I designates 53.91%; and Class Z designates 53.91%; of the dividend distributed in December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	11,673,835,823.95	96.01
Withheld	484,880,332.79	3.99
TOTAL	12,158,716,156.74	100.00
Robert A. Lawrence
Affirmative	11,649,437,829.16	95.81
Withheld	509,278,327.57	4.19
TOTAL	12,158,716,156.74	100.00
Vijay C. Advani
Affirmative	11,613,776,744.77	95.52
Withheld	544,939,411.97	4.48
TOTAL	12,158,716,156.74	100.00
Thomas P. Bostick
Affirmative	11,653,386,078.49	95.84
Withheld	505,330,078.25	4.16
TOTAL	12,158,716,156.74	100.00
Donald F. Donahue
Affirmative	11,632,589,030.61	95.67
Withheld	526,127,126.13	4.33
TOTAL	12,158,716,156.74	100.00
Vicki L. Fuller
Affirmative	11,691,940,576.27	96.16
Withheld	466,775,580.46	3.84
TOTAL	12,158,716,156.74	100.00
Patricia L. Kampling
Affirmative	11,685,988,743.05	96.11
Withheld	472,727,413.69	3.89
TOTAL	12,158,716,156.74	100.00
Thomas A. Kennedy
Affirmative	11,651,823,552.03	95.83
Withheld	506,892,604.70	4.17
TOTAL	12,158,716,156.74	100.00
Oscar Munoz
Affirmative	11,630,338,090.08	95.65
Withheld	528,378,066.66	4.35
TOTAL	12,158,716,156.74	100.00
Karen B. Peetz
Affirmative	11,652,647,210.01	95.84
Withheld	506,068,946.73	4.16
TOTAL	12,158,716,156.74	100.00
David M. Thomas
Affirmative	11,635,848,489.52	95.70
Withheld	522,867,667.21	4.30
TOTAL	12,158,716,156.74	100.00
Susan Tomasky
Affirmative	11,679,774,589.51	96.06
Withheld	478,941,567.22	3.94
TOTAL	12,158,716,156.74	100.00
Michael E. Wiley
Affirmative	11,645,598,691.16	95.78
Withheld	513,117,465.58	4.22
TOTAL	12,158,716,156.74	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Global Real Estate Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board noted that, although the total expense ratio of Class I was one basis point about the similar sales load structure group median, Fidelity believes the fees that the fund is charged are reasonable for the overall value of services shareholders receive.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Other Contractual Arrangements. The Board further considered that the investment adviser has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.20%, 1.45%, 1.95%,0.95%, and 0.80% through November 30, 2024.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9881280.107
AGRE-ANN-0924
Fidelity Advisor® Real Estate Fund

Annual Report
July 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Real Estate Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 91.5%
REITs - Apartments - 11.2%
Camden Property Trust (SBI)	2,200	243,650
Essex Property Trust, Inc.	25,447	7,083,427
Invitation Homes, Inc.	198,200	6,990,514
Mid-America Apartment Communities, Inc.	55,700	7,785,189
UDR, Inc.	114,100	4,571,987
		26,674,767
REITs - Diversified - 20.4%
Crown Castle, Inc.	161,500	17,777,920
Digital Realty Trust, Inc.	54,800	8,192,052
Equinix, Inc.	23,500	18,570,640
Lamar Advertising Co. Class A	31,600	3,787,576
		48,328,188
REITs - Health Care - 9.1%
Ventas, Inc.	253,405	13,795,368
Welltower, Inc.	70,400	7,832,000
		21,627,368
REITs - Hotels - 2.5%
Ryman Hospitality Properties, Inc.	58,700	5,899,937
REITs - Management/Investment - 8.0%
American Tower Corp.	63,200	13,929,280
NNN (REIT), Inc.	112,500	5,050,125
		18,979,405
REITs - Manufactured Homes - 3.0%
Equity Lifestyle Properties, Inc.	102,306	7,026,376
REITs - Office Property - 1.2%
Douglas Emmett, Inc. (a)	180,000	2,896,200
REITs - Regional Malls - 2.3%
Tanger, Inc.	189,200	5,467,880
REITs - Shopping Centers - 5.4%
Federal Realty Investment Trust (SBI)	9,500	1,060,675
SITE Centers Corp.	460,500	7,114,725
Urban Edge Properties	231,800	4,705,540
		12,880,940
REITs - Single Tenant - 3.8%
Agree Realty Corp.	18,000	1,241,460
Four Corners Property Trust, Inc.	252,600	6,855,564
NETSTREIT Corp. (a)	51,200	843,264
		8,940,288
REITs - Storage - 8.4%
CubeSmart	269,200	12,808,536
Extra Space Storage, Inc.	41,800	6,672,116
Public Storage Operating Co.	1,400	414,288
		19,894,940
REITs - Warehouse/Industrial - 16.2%
Americold Realty Trust	171,700	5,132,113
EastGroup Properties, Inc.	23,400	4,375,566
Lineage, Inc.	12,800	1,124,864
Prologis, Inc.	180,816	22,791,857
Terreno Realty Corp.	71,500	4,891,315
		38,315,715
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		216,932,004
Real Estate Management & Development - 7.7%
Real Estate Services - 7.7%
CBRE Group, Inc. (b)	132,400	14,922,804
CoStar Group, Inc. (b)	42,900	3,347,058
		18,269,862
TOTAL COMMON STOCKS (Cost $177,413,094)		235,201,866

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	2,430,760	2,431,246
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	2,412,584	2,412,825
TOTAL MONEY MARKET FUNDS (Cost $4,844,071)		4,844,071

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $182,257,165)	240,045,937
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(3,040,419)
NET ASSETS - 100.0%	237,005,518

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,119,380	51,593,198	52,281,323	52,919	(9)	-	2,431,246	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	478,200	7,743,362	5,808,737	5,385	-	-	2,412,825	0.0%
Total	3,597,580	59,336,560	58,090,060	58,304	(9)	-	4,844,071

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	235,201,866	235,201,866	-	-

Money Market Funds	4,844,071	4,844,071	-	-
Total Investments in Securities:	240,045,937	240,045,937	-	-
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value (including securities loaned of $2,353,557) - See accompanying schedule:
Unaffiliated issuers (cost $177,413,094)	$235,201,866
Fidelity Central Funds (cost $4,844,071)	4,844,071

Total Investment in Securities (cost $182,257,165)		$240,045,937
Receivable for investments sold		1,036,363
Receivable for fund shares sold		40,378
Dividends receivable		121,780
Distributions receivable from Fidelity Central Funds		6,317
Prepaid expenses		523
Other receivables		107,205
Total assets		241,358,503
Liabilities
Payable for investments purchased	$774,926
Payable for fund shares redeemed	814,480
Accrued management fee	136,922
Distribution and service plan fees payable	54,013
Other payables and accrued expenses	159,819
Collateral on securities loaned	2,412,825
Total liabilities		4,352,985
Net Assets		$237,005,518
Net Assets consist of:
Paid in capital		$181,455,369
Total accumulated earnings (loss)		55,550,149
Net Assets		$237,005,518

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($83,617,894 ÷ 4,768,655 shares)(a)		$17.53
Maximum offering price per share (100/94.25 of $17.53)		$18.60
Class M :
Net Asset Value and redemption price per share ($81,022,235 ÷ 4,646,680 shares)(a)		$17.44
Maximum offering price per share (100/96.50 of $17.44)		$18.07
Class C :
Net Asset Value and offering price per share ($5,355,436 ÷ 323,033 shares)(a)		$16.58
Class I :
Net Asset Value, offering price and redemption price per share ($60,501,800 ÷ 3,388,213 shares)		$17.86
Class Z :
Net Asset Value, offering price and redemption price per share ($6,508,153 ÷ 364,834 shares)		$17.84
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends		$7,305,929
Income from Fidelity Central Funds (including $5,385 from security lending)		58,304
Total income		7,364,233
Expenses
Management fee	$1,389,455
Transfer agent fees	282,629
Distribution and service plan fees	648,286
Accounting fees	48,443
Custodian fees and expenses	11,681
Independent trustees' fees and expenses	1,164
Registration fees	74,696
Audit fees	54,124
Legal	405
Miscellaneous	6,460
Total expenses before reductions	2,517,343
Expense reductions	(15,175)
Total expenses after reductions		2,502,168
Net Investment income (loss)		4,862,065
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,967,996
Fidelity Central Funds	(9)
Total net realized gain (loss)		4,967,987
Change in net unrealized appreciation (depreciation) on investment securities		11,235,336
Net gain (loss)		16,203,323
Net increase (decrease) in net assets resulting from operations		$21,065,388
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,862,065	$5,878,612
Net realized gain (loss)	4,967,987	(4,606,425)
Change in net unrealized appreciation (depreciation)	11,235,336	(51,993,325)
Net increase (decrease) in net assets resulting from operations	21,065,388	(50,721,138)
Distributions to shareholders	(4,738,172)	(43,497,468)

Share transactions - net increase (decrease)	(37,939,622)	(57,482,753)
Total increase (decrease) in net assets	(21,612,406)	(151,701,359)

Net Assets
Beginning of period	258,617,924	410,319,283
End of period	$237,005,518	$258,617,924

Financial Highlights
Fidelity Advisor® Real Estate Fund Class A

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.24	$21.95	$24.66	$19.62	$22.91
Income from Investment Operations
Net investment income (loss) A,B	.33	.34	.22	.26	.41
Net realized and unrealized gain (loss)	1.28	(3.09)	(1.47)	5.50	(1.91)
Total from investment operations	1.61	(2.75)	(1.25)	5.76	(1.50)
Distributions from net investment income	(.32)	(.26)	(.17)	(.24)	(.38)
Distributions from net realized gain	-	(2.69)	(1.30)	(.48)	(1.41)
Total distributions	(.32)	(2.96) C	(1.46) C	(.72)	(1.79)
Net asset value, end of period	$17.53	$16.24	$21.95	$24.66	$19.62
Total Return D,E	10.10%	(11.70)%	(5.65)%	30.38%	(7.21)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.07%	1.11%	1.07%	1.09%	1.10%
Expenses net of fee waivers, if any	1.07%	1.10%	1.07%	1.09%	1.10%
Expenses net of all reductions	1.07%	1.10%	1.07%	1.08%	1.09%
Net investment income (loss)	2.11%	1.96%	.95%	1.24%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$83,618	$91,784	$122,949	$138,134	$115,736
Portfolio turnover rate H	24%	31%	48%	53%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Real Estate Fund Class M

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.16	$21.87	$24.59	$19.58	$22.87
Income from Investment Operations
Net investment income (loss) A,B	.29	.30	.17	.21	.36
Net realized and unrealized gain (loss)	1.28	(3.08)	(1.46)	5.49	(1.90)
Total from investment operations	1.57	(2.78)	(1.29)	5.70	(1.54)
Distributions from net investment income	(.29)	(.24)	(.13)	(.22)	(.34)
Distributions from net realized gain	-	(2.69)	(1.30)	(.48)	(1.41)
Total distributions	(.29)	(2.93)	(1.43)	(.69) C	(1.75)
Net asset value, end of period	$17.44	$16.16	$21.87	$24.59	$19.58
Total Return D,E	9.85%	(11.87)%	(5.83)%	30.14%	(7.42)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.31%	1.31%	1.29%	1.31%	1.31%
Expenses net of fee waivers, if any	1.30%	1.31%	1.28%	1.31%	1.31%
Expenses net of all reductions	1.30%	1.31%	1.28%	1.30%	1.30%
Net investment income (loss)	1.88%	1.75%	.73%	1.03%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$81,022	$84,126	$100,892	$118,778	$98,724
Portfolio turnover rate H	24%	31%	48%	53%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Real Estate Fund Class C

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.38	$21.00	$23.74	$18.97	$22.26
Income from Investment Operations
Net investment income (loss) A,B	.20	.20	.03	.09	.23
Net realized and unrealized gain (loss)	1.21	(2.97)	(1.39)	5.30	(1.85)
Total from investment operations	1.41	(2.77)	(1.36)	5.39	(1.62)
Distributions from net investment income	(.21)	(.16)	(.08)	(.15)	(.26)
Distributions from net realized gain	-	(2.69)	(1.30)	(.48)	(1.41)
Total distributions	(.21)	(2.85)	(1.38)	(.62) C	(1.67)
Net asset value, end of period	$16.58	$15.38	$21.00	$23.74	$18.97
Total Return D,E	9.30%	(12.38)%	(6.35)%	29.36%	(7.95)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.81%	1.87%	1.86%	1.88%	1.89%
Expenses net of fee waivers, if any	1.81%	1.86%	1.86%	1.88%	1.89%
Expenses net of all reductions	1.81%	1.86%	1.86%	1.87%	1.88%
Net investment income (loss)	1.37%	1.20%	.15%	.46%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$5,355	$6,937	$12,375	$16,069	$20,774
Portfolio turnover rate H	24%	31%	48%	53%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Real Estate Fund Class I

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.54	$22.26	$24.96	$19.84	$23.15
Income from Investment Operations
Net investment income (loss) A,B	.38	.40	.27	.31	.46
Net realized and unrealized gain (loss)	1.30	(3.14)	(1.48)	5.56	(1.92)
Total from investment operations	1.68	(2.74)	(1.21)	5.87	(1.46)
Distributions from net investment income	(.36)	(.29)	(.19)	(.27)	(.44)
Distributions from net realized gain	-	(2.69)	(1.30)	(.48)	(1.41)
Total distributions	(.36)	(2.98)	(1.49)	(.75)	(1.85)
Net asset value, end of period	$17.86	$16.54	$22.26	$24.96	$19.84
Total Return C	10.40%	(11.43)%	(5.43)%	30.65%	(6.99)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.80%	.84%	.86%	.88%	.86%
Expenses net of fee waivers, if any	.79%	.83%	.86%	.87%	.86%
Expenses net of all reductions	.79%	.83%	.86%	.87%	.85%
Net investment income (loss)	2.39%	2.23%	1.15%	1.46%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$60,502	$69,081	$160,565	$197,873	$180,346
Portfolio turnover rate F	24%	31%	48%	53%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Real Estate Fund Class Z

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.52	$22.29	$24.97	$19.85	$23.16
Income from Investment Operations
Net investment income (loss) A,B	.41	.43	.33	.36	.50
Net realized and unrealized gain (loss)	1.30	(3.15)	(1.48)	5.56	(1.92)
Total from investment operations	1.71	(2.72)	(1.15)	5.92	(1.42)
Distributions from net investment income	(.39)	(.36)	(.23)	(.32)	(.48)
Distributions from net realized gain	-	(2.69)	(1.30)	(.48)	(1.41)
Total distributions	(.39)	(3.05)	(1.53)	(.80)	(1.89)
Net asset value, end of period	$17.84	$16.52	$22.29	$24.97	$19.85
Total Return C	10.60%	(11.30)%	(5.21)%	30.95%	(6.80)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.64%	.65%	.64%	.64%	.65%
Expenses net of fee waivers, if any	.64%	.65%	.63%	.64%	.65%
Expenses net of all reductions	.64%	.65%	.63%	.64%	.64%
Net investment income (loss)	2.54%	2.41%	1.38%	1.69%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$6,508	$6,690	$13,539	$16,573	$9,157
Portfolio turnover rate F	24%	31%	48%	53%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended July 31, 2024

1. Organization.
Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Real Estate Fund	$107,205

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards, deferred Trustee compensation and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$68,664,082
Gross unrealized depreciation	(11,784,931)
Net unrealized appreciation (depreciation)	$56,879,151
Tax Cost	$183,166,786

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,242,892
Capital loss carryforward	$(2,504,747)
Net unrealized appreciation (depreciation) on securities and other investments	$56,879,151

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(2,504,747)
Total capital loss carryforward	$(2,504,747)

The tax character of distributions paid was as follows

	July 31, 2024	July 31, 2023
Ordinary Income	$4,738,172	$ 3,931,675
Long-term Capital Gains	-	39,565,793
Total	$4,738,172	$ 43,497,468
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Real Estate Fund	54,960,017	90,694,028

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Class I	.71
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Class I	.71
Class Z	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	204,450	90,778
Class M	.25%	.25%	387,768	25,088
Class C	.75%	.25%	56,068	31,747
			648,286	147,613
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	7,570
Class M	1,935
Class CA	265
9,770

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.2000
Class I	.1941
Class Z	.0420

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	111,265.23
Class M	93,401.20
Class C	7,914.23
Class I	68,528.19
Class Z	1,521.04
	282,629
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Real Estate Fund	.0354

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Real Estate Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Real Estate Fund	1,280

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Real Estate Fund	3,507,141	6,615,190	620,053
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Real Estate Fund	394
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Real Estate Fund	525	-	-
8. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	83

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15,092.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended July 31, 2024	Year ended July 31, 2023
Fidelity Advisor Real Estate Fund
Distributions to shareholders
Class A	$1,689,144	$15,393,613
Class M	1,436,091	13,294,219
Class C	84,828	1,438,033
Class I	1,372,528	12,249,509
Class Z	155,581	1,122,094
Total	$4,738,172	$43,497,468
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2024	Year ended July 31, 2023
Fidelity Advisor Real Estate Fund
Class A
Shares sold	451,227	548,565	$7,090,438	$9,379,631
Reinvestment of distributions	103,378	988,337	1,662,406	15,169,887
Shares redeemed	(1,436,554)	(1,486,572)	(22,498,145)	(25,486,524)
Net increase (decrease)	(881,949)	50,330	$(13,745,301)	$(937,006)
Class M
Shares sold	347,408	415,463	$5,408,153	$7,039,884
Reinvestment of distributions	89,517	868,723	1,432,781	13,263,543
Shares redeemed	(996,785)	(691,075)	(15,582,053)	(11,816,775)
Net increase (decrease)	(559,860)	593,111	$(8,741,119)	$8,486,652
Class C
Shares sold	36,190	34,213	$540,520	$548,005
Reinvestment of distributions	5,452	97,245	82,977	1,414,160
Shares redeemed	(169,564)	(269,790)	(2,502,399)	(4,377,700)
Net increase (decrease)	(127,922)	(138,332)	$(1,878,902)	$(2,415,535)
Class I
Shares sold	743,512	1,212,683	$11,842,316	$21,265,339
Reinvestment of distributions	82,703	773,432	1,353,197	12,074,421
Shares redeemed	(1,615,757)	(5,020,909)	(26,190,165)	(92,269,058)
Net increase (decrease)	(789,542)	(3,034,794)	$(12,994,652)	$(58,929,298)
Class Z
Shares sold	146,206	147,772	$2,345,828	$2,504,135
Reinvestment of distributions	8,833	66,006	144,068	1,033,635
Shares redeemed	(195,106)	(416,258)	(3,069,544)	(7,225,336)
Net increase (decrease)	(40,067)	(202,480)	$(579,648)	$(3,687,566)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series VII and the Shareholders of Fidelity Advisor Real Estate Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Real Estate Fund (the "Fund"), a fund of Fidelity Advisor Series VII, including the schedule of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 12, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.11% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $29,234 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 91.30%, 100%, and 100%; Class C designates 100%, 100%, and 0%; Class I designates 83.62%, 100%, and 100%; Class M designates 97.26%, 100%, and 100%; and Class Z designates 79.18%, 100%, and 100%; of the dividends distributed in September 2023, December 2023, and June 2024, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	11,673,835,823.95	96.01
Withheld	484,880,332.79	3.99
TOTAL	12,158,716,156.74	100.00
Robert A. Lawrence
Affirmative	11,649,437,829.16	95.81
Withheld	509,278,327.57	4.19
TOTAL	12,158,716,156.74	100.00
Vijay C. Advani
Affirmative	11,613,776,744.77	95.52
Withheld	544,939,411.97	4.48
TOTAL	12,158,716,156.74	100.00
Thomas P. Bostick
Affirmative	11,653,386,078.49	95.84
Withheld	505,330,078.25	4.16
TOTAL	12,158,716,156.74	100.00
Donald F. Donahue
Affirmative	11,632,589,030.61	95.67
Withheld	526,127,126.13	4.33
TOTAL	12,158,716,156.74	100.00
Vicki L. Fuller
Affirmative	11,691,940,576.27	96.16
Withheld	466,775,580.46	3.84
TOTAL	12,158,716,156.74	100.00
Patricia L. Kampling
Affirmative	11,685,988,743.05	96.11
Withheld	472,727,413.69	3.89
TOTAL	12,158,716,156.74	100.00
Thomas A. Kennedy
Affirmative	11,651,823,552.03	95.83
Withheld	506,892,604.70	4.17
TOTAL	12,158,716,156.74	100.00
Oscar Munoz
Affirmative	11,630,338,090.08	95.65
Withheld	528,378,066.66	4.35
TOTAL	12,158,716,156.74	100.00
Karen B. Peetz
Affirmative	11,652,647,210.01	95.84
Withheld	506,068,946.73	4.16
TOTAL	12,158,716,156.74	100.00
David M. Thomas
Affirmative	11,635,848,489.52	95.70
Withheld	522,867,667.21	4.30
TOTAL	12,158,716,156.74	100.00
Susan Tomasky
Affirmative	11,679,774,589.51	96.06
Withheld	478,941,567.22	3.94
TOTAL	12,158,716,156.74	100.00
Michael E. Wiley
Affirmative	11,645,598,691.16	95.78
Withheld	513,117,465.58	4.22
TOTAL	12,158,716,156.74	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Real Estate Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investments Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 29, 2024, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.789690.121
ARE-ANN-0924

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	September 20, 2024